UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2015

Date of reporting period: December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT
December 31, 2015
TREASURY INFLATION PROTECTED SECURITIES FUND (CLOSED TO NEW INVESTORS)

About American Beacon Advisors	Contents
Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.	President’s Message	1
	Market and Performance Overview	2
	Schedule of Investments	7
	Financial Statements	8
Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.	Notes to the Financial Statements	11
	Financial Highlights	20
	Additional Information	Back Cover

U.S. Treasury securities are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. They are also subject to credit and interest rate risks. In a period of sustained deflation, inflation-indexed securities may not pay any income and may suffer a loss. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2015

Dear Shareholders,

Since 1997, the U.S. Treasury has been issuing Treasury Inflation-Protected Securities (“TIPS”). The principal of these securities, backed by the full faith and credit of the federal government, is tied to the Consumer Price Index. With a rise in the index, or inflation, the principal increases. With a fall in the index, or deflation, the principal decreases. And, at maturity, the U.S. Treasury pays the original or adjusted principal, whichever is greater.

TIPS carry minimal credit risk thanks to their government guarantee. However, like all bonds, they are subject to interest rate risk. On December 16, 2015, the Federal Reserve’s Federal Open Market Committee decided to raise its benchmark lending rate from a range of 0% to 0.25% to a range of 0.25% to 0.5% - the first interest rate hike in nearly a decade.

The American Beacon Treasury Inflation Protected Securities Fund, unlike many other funds in its peer group, seeks to provide inflation protection and income by investing primarily in TIPS. This strategy provides inflation protection without unnecessary exposure to the risks associated with other instruments. By benchmarking against the lower duration Barclays Capital 1-10 Year U.S. TIPS Index, the Fund strives to be less sensitive to changes in real interest rates.

For the 12 months ended December 31, 2015, the American Beacon Treasury Inflation Protected Securities Fund (Investor Class), which is closed to new investors, returned -0.49%.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

Market Overview

December 31, 2015 (Unaudited)

After peaking in the second quarter of 2015 at 3.9% year-over-year growth, the U.S. economy decelerated in the second half of the year with annualized gross domestic product (“GDP”) growth of 2.0% in the third quarter of 2015 and estimated growth of 0.7% in the fourth quarter of 2015. Throughout 2015, the Federal Reserve (the “Fed”) continually debated raising its overnight federal funds rate target for the first time since 2006 from a range of 0% to 0.25%. After the probable date for the move was pushed back a few times, the Federal Open Market Committee (“FOMC”) finally moved off of the 0% lower bound at its December 2015 meeting and suggested a measured, data-dependent pace for further hikes in 2016.

Despite the softening of the aforementioned GDP numbers, nearly 2.7 million nonfarm jobs were created in 2015 and the unemployment rate declined from 5.6% at the end of 2014 to 5.0% at the end of 2015. Inflation as measured by the Consumer Price Index (“CPI”) increased at a 0.7% pace, slower than 2014’s 0.8% pace, and few were concerned about sustainable inflationary pressures. Indeed, unwanted disinflation was more of a concern to policymakers than unwanted inflation. However, the year-over-year core CPI (CPI excluding food and energy) increased at a 2.1% pace in December, a noteworthy increase from the 1.6% rate of one year earlier.

Higher real Treasury interest rates at longer maturities contributed to negative total returns for Treasury Inflation Protected Securities (“TIPS”). The Barclays Capital U.S. TIPS Index returned -1.44% in 2015, while the Barclays Capital 1-10-year U.S. TIPS Index returned -0.52%. The TIPS yield curve steepened in 2015; for example, according to Barclays, the yield on the TIPS 0.125% 4/15/19 fell from 0.35% on December 31, 2014, to 0.29% on December 31, 2015, while the yield on the TIPS 0.125% 1/15/24 rose over that same time frame from 0.55% to 0.75%. At the end of 2015, the total outstanding market value of the Barclays U.S. TIPS Index was approximately $993 billion.

2

American Beacon Treasury Inflation Protected Securities FundSM

Performance Overview

December 31, 2015 (Unaudited)

The Investor Class of the Treasury Inflation Protected Securities Fund (the “Fund”) returned -0.49% for the twelve months ended December 31, 2015, outperforming the Barclays Capital 1-10 Year U.S. TIPS Index (the “Index”) return of -0.52%.

Comparison of Change in Value of a $10,000 Investment

For the Period from 12/31/05 through 12/31/15

Total Returns for the Period ended 12/31/15

	Ticker	1 Year	5 Years	10 Years	Value of $10,000 12/31/05- 12/31/15
Institutional Class (1,7,8)	ATPIX	(0.10)%	1.61%	3.35%	$13,899
Y Class (1,2,7,8)	ACUYX	(0.39)%	1.29%	3.16%	13,647
Investor Class (1,3,7,8)	ABTPX	(0.49)%	1.20%	3.06%	13,521
A Class with sales charge (1,4,7,8)	ATSAX	(5.50)%	(0.09)%	2.39%	12,663
A Class without sales charge (1,4,7,8)	ATSAX	(0.78)%	0.90%	2.89%	13,299
C Class with sales charge (1,5,7,8)	ATSCX	(2.51)%	0.13%	2.47%	12,767
C Class without sales charge (1,5,7,8)	ATSCX	(1.51)%	0.13%	2.47%	12,767
Barclays Capital 1-10 Yr. U.S. TIPS Index (6)		(0.52)%	1.64%	3.51%	14,117
Barclays Capital U.S. TIPS Index (6)		(1.44)%	2.55%	3.93%	14,702

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.
2.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 12/31/05.
3.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class up to 3/2/09, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 12/31/05.
4.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 12/31/05 through 3/1/09, and the Investor Class from 3/2/09 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 12/31/05. The maximum sales charge for A Class is 4.75%.

3

American Beacon Treasury Inflation Protected Securities FundSM

Performance Overview

December 31, 2015 (Unaudited)

5.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 12/31/05 through 3/1/09, and the Investor Class from 3/2/09 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 12/31/05. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The Barclays Capital 1-10 Yr. U.S. TIPS Index is an unmanaged market index comprising U.S. Treasury inflation-indexed securities with maturities between one and ten years while the Barclays Capital U.S. TIPS Index includes all maturities. One cannot directly invest in an index.
7.	A portion of the fees charged to the Institutional Class of the Fund has been waived since 2005. A portion of the fees charged to the Investor Class of the Fund has been waived since inception. A portion of the fees charged to the Y, A, and C Classes has been waived since 2011. Performance prior to waiving fees was lower than the actual returns shown.
8.	The total annual Fund operating expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.40%, 0.63%, 0.81%, 0.94%, and 1.69%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund produced negative absolute returns for the twelve-month time period, affected by global growth concerns and the first rise in the U.S. overnight federal funds rate in nearly ten years.

From a yield curve positioning standpoint, the Fund’s outperformance relative to the Index stemmed from underweighting the 7-8 year maturity range and from overweighting the 3-4 year maturity range. Security selections within the 2-3 year maturity range also benefited relative performance during the period. Underweighting the 2-3 year and 1-2 year maturity ranges detracted from relative performance during the year.

From a duration perspective, one sub-advisor began the period with a short duration position relative to the Index, which benefited performance. The sub-advisor moved to duration neutral during mid-January, and maintained that positioning until the fourth quarter of 2015. During the fourth quarter, the sub-advisor’s overweight duration position in the long end of the curve, in a rising rate environment, detracted from relative performance.

Top Ten Holdings (% Net Assets)
Treasury Inflation Index Security, 0.125%, Due 4/15/2017		8.8
Treasury Inflation Index Security, 0.125%, Due 4/15/2019		8.2
Treasury Inflation Index Security, 0.625%, Due 1/15/2024		8.0
Treasury Inflation Index Security, 0.125%, Due 1/15/2022		8.0
Treasury Inflation Index Security, 2.375%, Due 1/15/2025		7.3
Treasury Inflation Index Security, 0.625%, Due 7/15/2021		7.3
Treasury Inflation Index Security, 1.25%, Due 7/15/2020		7.0
Treasury Inflation Index Security, 0.125%, Due 1/15/2023		6.6
Treasury Inflation Index Security, 0.375%, Due 7/15/2023		5.7
Treasury Inflation Index Security, 0.125%, Due 4/15/2018		5.6

Total Fund Holdings	21

Portfolio Statistics
Effective Maturity (years)	4.9
Effective Duration (years)	5.3
3-Year Standard Deviation	3.8

Security Type (% of Total Investments)
Treasury Inflation Index Security	96.0
Short-Term Investments	4.0

4

American Beacon Treasury Inflation Protected Securities FundSM

Fund Expenses

December 31, 2015 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 through December 31, 2015.

Actual Expenses

The “Actual” line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 7/1/2015	Ending Account Value 12/31/2015	Expenses Paid During Period 7/1/2015- 12/31/2015*
Institutional Class
Actual	$1,000.00	$988.48	$1.40
Hypothetical**	$1,000.00	$1,023.77	$1.43
Y Class
Actual	$1,000.00	$988.49	$3.06
Hypothetical**	$1,000.00	$1,022.13	$3.11
Investor Class
Actual	$1,000.00	$987.37	$3.46
Hypothetical**	$1,000.00	$1,021.74	$3.52
A Class
Actual	$1,000.00	$985.43	$4.50
Hypothetical**	$1,000.00	$1,020.69	$4.58
C Class
Actual	$1,000.00	$981.91	$8.39
Hypothetical**	$1,000.00	$1,016.74	$8.54

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.28%, 0.61%, 0.69%, 0.90%, and 1.68% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

5

American Beacon Treasury Inflation Protected Securities FundSM

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

American Beacon Treasury Inflation Protected Securities Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon Treasury Inflation Protected Securities Fund (one of the funds constituting the American Beacon Funds) (the “Fund”), as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Treasury Inflation Protected Securities Fund at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

Dallas, Texas

February 29, 2016

6

American Beacon Treasury Inflation Protected Securities FundSM

Schedule of Investments

December 31, 2015

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. TREASURY OBLIGATIONS - 98.70%
0.125%, Due 4/15/2017 A	$1,100	$1,096
2.625%, Due 7/15/2017 A	44	46
1.625%, Due 1/15/2018 A	68	70
0.125%, Due 4/15/2018 A	693	692
2.125%, Due 1/15/2019 A	489	517
0.125%, Due 4/15/2019 A	1,025	1,019
1.875%, Due 7/15/2019 A	150	159
1.375%, Due 1/15/2020 A	489	509
0.125%, Due 4/15/2020 A	513	506
1.25%, Due 7/15/2020 A	843	877
0.625%, Due 7/15/2021 A	899	905
0.125%, Due 1/15/2022 A	1,026	994
0.125%, Due 7/15/2022 A	524	508
0.125%, Due 1/15/2023 A	856	821
0.375%, Due 7/15/2023 A	724	707
0.625%, Due 1/15/2024 A	1,005	994
0.125%, Due 7/15/2024 A	647	615
0.25%, Due 1/15/2025 A	126	120
2.375%, Due 1/15/2025 A	802	912
0.375%, Due 7/15/2025 A	118	115
2.50%, Due 1/15/2029 A	112	133

Total U.S. Treasury Obligations (Cost $12,424)		12,315

	Shares
SHORT-TERM INVESTMENTS - 4.02% (Cost $502)
JPMorgan U.S. Government Money Market Fund, Capital Class	501,549	502

TOTAL INVESTMENTS - 102.72% (Cost $12,926)		12,817
LIABILITIES, NET OF OTHER ASSETS - (2.72%)		(340)

TOTAL NET ASSETS - 100.00%		$12,477

Percentages are stated as a percent of net assets.

A	Inflation-Indexed Note.

See accompanying notes
7

American Beacon Treasury Inflation Protected Securities FundSM

Statement of Assets and Liabilities

December 31, 2015 (in thousands, except share and per share amounts)

Assets:
Investments in unaffiliated securities, at fair value A	$12,817
Receivable for investments sold	381
Receivable for fund shares sold	49
Interest receivable	35
Receivable for expense reimbursement (Note 2)	1
Prepaid expenses	19

Total assets	13,302

Liabilities:
Payable for investments purchased	745
Payable for fund shares redeemed	6
Management and investment advisory fees payable	11
Administrative service and service fees payable	15
Transfer agent fees payable	5
Custody and fund accounting fees payable	5
Professional fees payable	32
Prospectus and shareholder reports fees payable	2
Trustee fees payable	1
Other liabilities	3

Total liabilities	825

Net assets	$12,477

Analysis of Net Assets:
Paid-in-capital	25,613
Undistributed (or overdistribution of) net investment income	—
Accumulated net realized (loss)	(13,027)
Unrealized (depreciation) of investments	(109)

Net assets	$12,477

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	749,828

Y Class	49,654

Investor Class	362,228

A Class	51,367

C Class	4,003

Net assets (not in thousands):
Institutional Class	$7,719,788

Y Class	$511,751

Investor Class	$3,685,540

A Class	$520,885

C Class	$39,102

Net asset value, offering and redemption price per share:
Institutional Class	$10.30

Y Class	$10.31

Investor Class	$10.17

A Class	$10.14

A Class (offering price)	$10.65

C Class	$9.77

A Cost of investments in unaffiliated securities	$12,926

See accompanying notes
8

American Beacon Treasury Inflation Protected Securities FundSM

Statement of Operations

For the year ended December 31, 2015 (in thousands)

Investment income:
Interest income	$620

Total investment income	620

Expenses:
Management and investment advisory fees (Note 2)	260
Administrative service fees (Note 2):
Institutional Class	343
Y Class	2
Investor Class	8
A Class	2
Transfer agent fees:
Institutional Class	88
Investor Class	2
Custody and fund accounting fees	40
Professional fees	40
Registration fees and expenses	76
Service fees (Note 2):
Y Class	1
Investor Class	6
A Class	1
Distribution fees (Note 2):
A Class	1
C Class	1
Prospectus and shareholder report expenses	12
Trustee fees	13
Other expenses	15

Total expenses	911

Net fees waived and expenses reimbursed (Note 2)	(233)

Net expenses	678

Net investment (loss)	(58)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(6,827)
Change in net unrealized appreciation or (depreciation) of:
Investments	5,752

Net (loss) from investments	(1,075)

Net (decrease) in net assets resulting from operations	$(1,133)

See accompanying notes
9

American Beacon Treasury Inflation Protected Securities FundSM

Statement of Changes in Net Assets (in thousands)

	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(58)	$1,872
Net realized gain (loss) from investments	(6,827)	(758)
Change in net unrealized appreciation or (depreciation) of investments	5,752	(609)

Net increase (decrease) in net assets resulting from operations	(1,133)	505

Distributions to Shareholders:
Net investment income:
Institutional Class	—	(1,861)
Y Class	—	(3)
Investor Class	—	(7)
A Class	—	(1)
C Class	—	—
Return of capital
Institutional Class	—	(248)
Y Class	—	—
Investor Class	—	(1)
A Class	—	—
C Class	—	—

Net distributions to shareholders	—	(2,121)

Capital Share Transactions:
Proceeds from sales of shares	51,810	85,648
Reinvestment of dividends and distributions	—	2,119
Cost of shares redeemed	(286,069)	(45,874)

Net increase (decrease) in net assets from capital share transactions	(234,259)	41,893

Net increase (decrease) in net assets	(235,392)	40,277

Net Assets:
Beginning of period	247,869	207,592

End of Period *	$12,477	$247,869

* Includes undistributed (or overdistribution of) net investment income	$—	$—

See accompanying notes
10

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

December 31, 2015

1. Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as amended (the “Act”), as a diversified, open-end management investment company. As of December 31, 2015, the Trust consists of twenty-five active series, one of which is presented in this filing (the “Fund”): American Beacon Treasury Inflation Protected Securities Fund. The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

The Y, A, and C Classes of the Fund were closed to new investors on September 22, 2015. On January 12, 2016, the Institutional and Investor Classes of the Fund were closed to new investors. Existing shareholders may continue to purchase, redeem, or exchange shares of the Fund on any business day the New York Stock Exchange is open for business.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and fund management. Investment assets of the Fund may be managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets. The Fund pays the unaffiliated investment advisors hired to direct investment activities of the Fund. Management fees paid during the year ended December 31, 2015 were as follows (dollars in thousands):

Management Fee Rate	Management Fee	Amounts paid to Investment Sub-Advisors	Amount Paid to Manager
0.11%	$260	$144	$116

11

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

December 31, 2015

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.15% of the average daily net assets of the Institutional Class, and 0.30% of the average daily net assets of the Y, Investor, A, and C Classes.

Distribution Plans

The Trust, except for the A and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to separately compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class of the Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expense incurred in a particular month by the Manager for distribution assistance.

Service Plan

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (the “SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the year ended December 31, 2015, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse 0.10% of the Administrative Service fee for the Institutional Class. Additionally, the Manager contractually agreed to waive fees and/or reimburse expenses of the Y, Investor, A, and C classes to the extent that the total annual fund operating expenses exceeded each Funds’ expense cap. Of these amounts, $1,518 was receivable from the Manager at December 31, 2015:

	Expense Cap and Limits		Expiration of
Class	1/1/15 to 12/31/15	Reimbursed Expenses	Reimbursements
Institutional	0.10%	$229,613	2018
Y	0.61%	51	2018
Investor	0.69%	3,224	2018
A	0.90%	164	2018
C	1.68%	11	2018

12

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

December 31, 2015

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager is $207,574 and $232,814 which will expire in 2016 and 2017, respectively. Carryover expenses of $246,503 expired in 2015. The Fund did not record a liability for these potential reimbursements due to the current assessment that reimbursements are unlikely.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the year ended December 31, 2015, Foreside collected $124 from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended December 31, 2015, CDSC fees of $5,097 were collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended December 31, 2015, there were no CDSC fees for the Class C Shares.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 –	Quoted prices in active markets for identical securities.

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American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

December 31, 2015

Level 2 –	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.
Level 3 –	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all significant transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfer between levels of the Fund’s assets and liabilities. During the year ended December 31, 2015, there were no transfers between levels. As of December 31, 2015, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$12,315	$—	$12,315
Short-term Investments - Money Market Funds	502	—	—	502

Total Investments in Securities	$502	$12,315	$—	$12,817

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

14

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

December 31, 2015

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based up on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

U.S. Treasury Inflation Protected Securities

Treasury Inflation Protected securities (“TIPs”) are inflation-indexed bonds issued by the U.S. Treasury. The principal amount is adjusted daily to the rate of inflation. Interest is accrued based on the adjusted principal amount. The adjustments to the principal due to inflation are reflected as increases or decreases to interest income in the accompanying Statement of Operations, even though principal is not received until maturity. Such adjustments may have a significant impact on the Fund’s distributions.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces

15

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

December 31, 2015

the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid was as follows (in thousands):

	Year Ended December 31, 2015	Year Ended December 31, 2014
Distributions paid from:
Ordinary income*
Institutional Class	$—	$1,861
Y Class	—	3
Investor Class	—	7
A Class	—	1
C Class	—	—
Return of capital
Institutional Class	—	248
Y Class	—	—
Investor Class	—	1
A Class	—	—
C Class	—	—

Total distributions paid	$—	$2,121

*	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

As of December 31, 2015, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$13,151
Unrealized appreciation	—
Unrealized depreciation	(334)

Net unrealized appreciation or (depreciation)	(334)

Undistributed ordinary income	—
Accumulated capital and other losses	(12,802)
Undistributed long-term capital gain	—

Distributable earnings or (deficits)	$(13,136)

16

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

December 31, 2015

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or depreciation are attributable primarily to the tax deferral of losses from wash sales.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from the non-utilization of net operating loss as of December 31, 2015 (in thousands):

Paid-in-capital	$(59)
Undistributed net investment income	58
Accumulated net realized gain (loss)	1
Unrealized appreciation or (depreciation) of investments	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2015, the Fund has $5,802 of short-term and $7,000 of long-term post enactment capital loss carryforwards (in thousands).

7. Investment Transactions

Purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 2015 were $287,920,393 and $519,168,347, respectively. These amounts also represent purchases and sales of U.S. Government securities.

8. Capital Share Transactions

The tables below summarize the activity in capital shares (dollars and shares in thousands):

For the Year Ended December 31, 2015

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,630	$48,195	15	$156	186	$1,893
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(27,558)	(283,555)	(23)	(236)	(50)	(510)

Net increase (decrease) in shares outstanding	(22,928)	$(235,360)	(8)	$(80)	136	$1,383

	A Class		C Class
	Shares	Amount	Shares	Amount
Shares sold	153	$1,566	—	$—
Reinvestment of dividends	—	—	—	—
Shares redeemed	(166)	(1,700)	(7)	(68)

Net (decrease) in shares outstanding	(13)	$(134)	(7)	$(68)

17

American Beacon Treasury Inflation Protected Securities FundSM

Notes to Financial Statements

December 31, 2015

For the Year Ended December 31, 2014

	Institutional Class		Y Class		Investor Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,046	$84,971	22	$229	17	$176
Reinvestment of dividends	204	2,108	—	3	1	8
Shares redeemed	(4,045)	(42,621)	(25)	(264)	(221)	(2,294)

Net increase (decrease) in shares outstanding	4,205	$44,458	(3)	$(32)	(203)	$(2,110)

	A Class		C Class
	Shares	Amount	Shares	Amount
Shares sold	14	$142	13	$130
Reinvestment of dividends	—	—	—	—
Shares redeemed	(27)	(276)	(42)	(419)

Net (decrease) in shares outstanding	(13)	$(134)	(29)	$(289)

9. Subsequent Event

On September 22, 2015, the Manager announced the Board’s approval of a plan to liquidate and terminate the Y, A, and C Classes of the Fund. The Y, A, and C Classes were closed on January 15, 2016. On January 11, 2016, the Manager announced the Board’s approval of a plan to liquidate and terminate the Fund on or about March 31, 2016.

18

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19

American Beacon Treasury Inflation Protected Securities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Year Ended December 31,
	2015	2014		2013	2012		2011
Net asset value, beginning of period	$10.31	$10.34		$10.97	$11.16		$10.51

Income from investment operations:
Net investment income (loss)	(2.34)	0.09		(0.02)	0.04		0.28
Net gains (losses) from investments (both realized and unrealized)	2.33	(0.03)		(0.61)	0.49		0.67

Total income (loss) from investment operations	(0.01)	0.06		(0.63)	0.53		0.95

Less distributions:
Dividends from net investment income	—	(0.08)		—	(0.07)		(0.29)
Distributions from net realized gains	—	—		—	(0.49)		—
Return of capital	—	(0.01	)A	—	(0.16	)A	(0.01	)A

Total distributions	—	(0.09)		—	(0.72)		(0.30)

Net asset value, end of period	$10.30	$10.31		$10.34	$10.97		$11.16

Total return B	(0.10)%	0.58%		(5.74)%	4.80%		9.14%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$7,720	$244,192		$201,381	$202,274		$206,864
Ratios to average net assets (annualized):
Expenses, before reimbursements	0.38%	0.40%		0.39%	0.37%		0.36%
Expenses, net of reimbursements	0.28%	0.30%		0.30%	0.27%		0.26%
Net investment income (loss), before reimbursements	(0.11)%	0.71%		(0.31)%	0.64%		2.24%
Net investment income (loss), net of reimbursements	(0.01)%	0.81%		(0.21)%	0.74%		2.34%
Portfolio turnover rate	131%	102%		252%	286%		381%

A	The return of capital is calculated based on outstanding shares at the time of distribution.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Amount represents less than $0.01 per share.

20

American Beacon Treasury Inflation Protected Securities FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class								Investor Class								A Class
Year Ended December 31,								Year Ended December 31,								Year Ended December 31,
2015	2014		2013	2012		2011		2015	2014		2013	2012		2011		2015	2014		2013	2012		2011

$10.35	$10.37		$11.03	$11.24		$10.60		$10.22	$10.24		$10.90	$11.12		$10.48		$10.22	$10.23		$10.93	$11.15		$10.54

(0.06)	0.05		(0.07)	0.09		0.26		0.02	(0.05)		(0.13)	0.06		0.24		(0.16)	(0.01)		(0.07)	0.00C		0.10
0.02	(0.02)		(0.59)	0.41		0.65		(0.07)	0.06		(0.53)	0.42		0.66		0.08	0.01		(0.63)	0.45		0.76

(0.04)	0.03		(0.66)	0.50		0.91		(0.05)	0.01		(0.66)	0.48		0.90		(0.08)	0.00		(0.70)	0.45		0.86

—	(0.04)		—	(0.06)		(0.26)		—	(0.03)		—	(0.05)		(0.25)		—	(0.01)		—	(0.02)		(0.24)
—	—		—	(0.49)		—		—	—		—	(0.49)		—		—	—		—	(0.49)		—
—	(0.01	)A	—	(0.16	)A	(0.01	)A	—	(0.00	)AC	—	(0.16	)A	(0.01	)A	—	(0.00	)AC	—	(0.16	)A	(0.01	)A

—	(0.05)		—	(0.71)		(0.27)		—	(0.03)		—	(0.70)		(0.26)		—	(0.01)		—	(0.67)		(0.25)

$10.31	$10.35		$10.37	$11.03		$11.24		$10.17	$10.22		$10.24	$10.90		$11.12		$10.14	$10.22		$10.23	$10.93		$11.15

(0.39)%	0.32%		(5.98)%	4.42%		8.66%		(0.49)%	0.14%		(6.06)%	4.32%		8.67%		(0.78)%	0.03%		(6.40)%	4.07%		8.17%

$512	$593		$627	$1,051		$501		$3,685	$2,315		$4,395	$19,438		$19,920		$521	$662		$793	$741		$855

0.62%	0.63%		0.63%	0.62%		1.04%		0.82%	0.81%		0.79%	0.77%		0.77%		0.93%	0.99%		1.06%	1.07%		1.32%
0.61%	0.61%		0.61%	0.61%		0.63%		0.69%	0.69%		0.69%	0.69%		0.68%		0.90%	0.95%		1.00%	1.01%		1.03%
(0.50)%	0.46%		(0.59)%	0.81%		1.80%		(0.89)%	0.25%		(0.66)%	0.44%		2.24%		(0.84)%	0.25%		(0.93)%	0.07%		0.88%
(0.49)%	0.47%		(0.57)%	0.82%		2.21%		(0.77)%	0.37%		(0.56)%	0.53%		2.32%		(0.81)%	0.29%		(0.86)%	0.13%		1.17%
131%	102%		252%	286%		381%		131%	102%		252%	286%		381%		131%	102%		252%	286%		381%

21

American Beacon Treasury Inflation Protected Securities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,
	2015	2014	2013	2012		2011
Net asset value, beginning of period	$9.92	$10.00	$10.77	$11.06		$10.46

Income from investment operations:
Net investment income (loss)	(2.05)	(0.76)	(0.15)	(0.05)		0.13
Net gains (losses) from investments (both realized and unrealized)	1.90	0.68	(0.62)	0.41		0.65

Total income (loss) from investment operations	(0.15)	(0.08)	(0.77)	0.36		0.78

Less distributions:
Dividends from net investment income	—	—	—	—		(0.17)
Distributions from net realized gains	—	—	—	(0.49)		—
Return of capital	—	—	—	(0.16	)A	(0.01	)A

Total distributions	—	—	—	(0.65)		(0.18)

Net asset value, end of period	$9.77	$9.92	$10.00	$10.77		$11.06

Total return B	(1.51)%	(0.80)%	(7.15)%	3.26%		7.47%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$39	$107	$396	$307		$266
Ratios to average net assets (annualized):
Expenses, before reimbursements	1.70%	1.74%	1.79%	1.79%		2.62%
Expenses, net of reimbursements	1.68%	1.74%	1.78%	1.77%		1.79%
Net investment income (loss), before reimbursements	(1.82)%	(0.43)%	(1.71)%	(0.61)%		0.25%
Net investment income (loss), net of reimbursements	(1.80)%	(0.42)%	(1.69)%	(0.59)%		1.08%
Portfolio turnover rate	131%	102%	252%	286%		381%

A	The return of capital is calculated based on outstanding shares at the time of distribution.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

22

American Beacon Treasury Inflation Protected Securities FundSM

Privacy Policy and Federal Tax Information

December 31, 2015 (Unaudited)

Privacy Policy

The American Beacon Funds recognize and respect the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

Federal Tax Information

Certain tax information regarding the Fund is required to be provided to shareholders relating to the Fund’s income and distributions for the taxable year ended December 31, 2015. The information and distributions reported herein may differ from information and distributions taxable to the shareholder for the calendar year ended December 31, 2015.

No dividends were paid to shareholders during the tax year ended December 31, 2015.

23

Trustees and Officers of the American Beacon FundsSM

(Unaudited)

The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 220 East Las Colinas Boulevard, Suite 1200, Irving, Texas 75039. Each Trustee oversees twenty-seven funds in the fund complex that includes the Trust and the American Beacon Select Funds. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (79)	Trustee since 1996	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Trustee, American Beacon Mileage Funds (1996-2012); Trustee, American Beacon Select Funds (1999-Present); Trustee, American Beacon Master Trust (1996-2012).

NON-INTERESTED	Term
TRUSTEES	Lifetime of Trust until removal, resignation or retirement*

Gilbert G. Alvarado (46)	Trustee since 2015	Director, Kura MD, Inc. (local telehealth organization) (2015-Present); Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-Present) Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-Present); Director, Innovative North State (2012-Present); Director, Sacramento Regional Technology Alliance (2011-Present); Director, Women’s Empowerment (2009-2014); Trustee, American Beacon Select Funds (2015-Present).

Joseph B. Armes (53)	Trustee since 2015	Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2013-Present); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Chief Operating Officer, Hicks Holdings, LLC (Hicks Family assets and investments) (2005-2010); Trustee, Baylor University Board of Regents (2001-2010); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-Present); Trustee, American Beacon Select Funds (2015-Present).

Gerard J. Arpey (57)	Trustee since 2012	Director, The Home Depot, Inc. (2015-Present); Partner, Emerald Creek Group (private equity firm) (2011-Present); Chairman and Chief Executive Officer, AMR Corp. and American Airlines; Inc. (2003-2011); Director, S. C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Select Funds (2012-Present).

W. Humphrey Bogart (71)	Trustee since 2004	Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Brenda A. Cline (55)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Director, Tyler Technologies, Inc.(public sector software solutions company) (2014-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Eugene J. Duffy (61)	Trustee since 2008	Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-Present); Principal and Executive Vice President, Paradigm Asset Management (1994-2014); Director, Sunrise Bank of Atlanta (2008-2013); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012).

24

Trustees and Officers of the American Beacon FundsSM

(Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

NON-INTERESTED	Term
TRUSTEES	Lifetime of Trust until removal, resignation or retirement*

Thomas M. Dunning (73)	Trustee since 2008	Chairman Emeritus (2008-Present); Lockton Dunning Benefits (consulting firm in employee benefits); Board Director, Oncor Electric Delivery Company LLC (2007-Present); Board Member, BancTec (2010-Present) (software consulting); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012).

Richard A. Massman (72)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus (2009-Present) and Senior Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Barbara J. McKenna, CFA (52)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Select Funds (2012-Present).

R. Gerald Turner (70) 225 Perkins Admin. Bldg. Southern Methodist Univ. Dallas, Texas75275	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Trustee, American Beacon Mileage Funds (2001-2012); Trustee, American Beacon Select Funds (2001-Present); Trustee, American Beacon Master Trust (2001-2012).

OFFICERS	Term
One Year

Gene L. Needles, Jr. (61)	President since 2009 Executive Vice President since 2009	President, CEO and Director, American Beacon Advisors, Inc. (2009-Present); President, CEO and Director, Astro AB Borrower, Inc. (2015-Present); President, CEO and Director, Astro AB Acquisition, Inc.(2015-Present); President, CEO and Director, Astro AB Topco, Inc. (2015-Present), President, CEO and Director, Astro AB Holdings, LLC. (2015-Present); President, CEO and Director, Lighthouse Holdings, Inc.; (2009-2015); President and CEO, Lighthouse Holdings Parent, Inc. (2009-2015); Manager, President and CEO, American Private Equity Management, L.L.C. (2012-Present); President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present).

Rosemary K. Behan (56)	VP, Secretary and Chief Legal Officer since 2006	Secretary, American Beacon Advisors, Inc. (2006-Present); Secretary, Astro AB Borrower, Inc. (2015-Present); Secretary, Astro AB Acquisition, Inc. (2015-Present); Secretary, Astro AB Topco, Inc. (2015-Present); Secretary, Astro AB Holdings, LLC. (2015-Present); Secretary, Lighthouse Holdings, Inc. (2008-2015); Secretary, Lighthouse Holdings Parent, Inc. (2008-2015); Secretary, American Private Equity Management, L.L.C. (2008-Present); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present).

Brian E. Brett (55)	VP since 2004	Vice President, Director of Sales, American Beacon Advisors, Inc. (2004-Present).

Erica Duncan (45)	VP Since 2011	Vice President, Marketing and Client Services, American Beacon Advisors, Inc. (2011-Present); Supervisor, Brand Marketing, Invesco (2010-2011).

Michael W. Fields (61)	VP since 1989	Chief Fixed Income Officer (2011-Present) and Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-2011); Director, American Beacon Global Funds SPC (2002-2011); Director, American Beacon Global Funds plc (2007-2009).

25

Trustees and Officers of the American Beacon FundsSM

(Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

OFFICERS	Term
One Year

Melinda G. Heika (54)	Treasurer since 2010	Treasurer, American Beacon Advisors, Inc. (2010-Present); Treasurer, Astro AB Borrower, Inc. (2015-Present); Treasurer, Astro AB Acquisition, Inc. (2015-Present); Treasurer, Astro AB Topco, Inc. (2015-Presnt); Treasurer, Astro AB Holdings, LLC. (2015-Present); Treasurer, Lighthouse Holdings, Inc. (2010-2015); Treasurer, Lighthouse Holdings Parent Inc., (2010-2015); Treasurer, American Private Equity Management, L.L.C. (2012-Present); Director and Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present).

Terri L. McKinney (52)	VP since 2010	Vice President, Enterprise Services (2009-Present) and Managing Director (2003-2009), American Beacon Advisors, Inc .

Jeffrey K. Ringdahl (40)	VP since 2010	Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Manager and Senior Vice President, American Private Equity Management, L.L.C. (2012-Present); Senior Vice President and Director, Astro AB Borrower, Inc. (2015-Present); Senior Vice President and Director, Astro AB Acquisition, Inc. (2015-Present); Senior Vice President and Director, Astro AB Topco, Inc. (2015-Present), Senior Vice President and Director, Astro AB Holdings, LLC.(2015-Present); Senior Vice President, Lighthouse Holdings, Inc. (2013-2015); Senior Vice President, Lighthouse Holdings Parent, Inc. (2013-2015); Director and Vice President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Vice President, Product Management, Touchstone Advisors, Inc. (2007-2010).

Samuel J. Silver (52)	VP Since 2011	Vice President, Fixed Income Investments (2011-Present) and Senior Portfolio Manager, Fixed Income Investments (1999-2011), American Beacon Advisors, Inc.

Christina E. Sears (44)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present); Chief Compliance Officer, American Private Equity Management, L.L.C. (2012-Present).

Sonia L. Bates (59)	Asst. Treasurer since 2011	Director, Tax and Financial Reporting (2011-Present), Manager, Tax and Financial Reporting (2005-2010), American Beacon Advisors, Inc.; Asst. Treasurer, Astro AB Borrower, Inc. (2015-Present); Asst. Treasurer, Astro AB Acquisition, Inc.(2015-Present); Asst. Treasurer, Astro AB Topco, Inc. (2015-Present); Asst. Treasurer, Astro AB Holdings, LLC.; Asst. Treasurer, Lighthouse Holdings, Inc. (2011-2015); Asst. Treasurer, Lighthouse Holdings Parent Inc. (2011-2015); Asst. Treasurer, American Private Equity Management, L.L.C. (2012-Present).

*	As of 11/12/2014, the Board adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in they reach the age of 75.
**	Mr. Feld is deemed to be an “interested person” of the Trust, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to one or more of the Trust’s sub-advisors.

26

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Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on www.americanbeaconfunds.com approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and the American Beacon Treasury Inflation Protected Securities Fund are service marks of American Beacon Advisors, Inc.

AR 12/15

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

BAHL & GAYNOR SMALL CAP GROWTH FUND Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met. BRIDGEWAY LARGE CAP VALUE FUND Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. While the Fund is managed pursuant to a tax management strategy, the Fund’s investments could create capital gains. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met. HOLLAND LARGE CAP GROWTH FUND Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met. STEPHENS SMALL CAP GROWTH FUND Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met. STEPHENS MID-CAP GROWTH FUND Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. The advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2015

Dear Shareholders,

2015 was a lackluster year for domestic equity investors. The Dow Jones Industrial Average, a price-weighted average of 30 significant stocks that trade on the New York Stock Exchange and The NASDAQ Stock Market, returned 0.21% for the 12-month period. The S&P 500 Index, a U.S. large-cap stock bellwether, returned 1.38%. However, of the 10 industry sectors in which the S&P 500 Index is divided, half lost ground during the year. The Russell Midcap Index, a barometer of mid-cap stocks, declined -2.44%. And the Russell 2000 Index, which generally represents the small-cap segment, declined -4.41%.

The weakening of many currencies against the U.S. dollar also took a toll on total returns for dollar-based investors in many international markets. For the period under review, international market benchmarks posted declines. The MSCI EAFE Index, which measures the world’s developed market, declined -0.81%; the MSCI Emerging Markets Index declined -14.92%; and the MSCI All Country World Index, which includes the equity market performance of developed and emerging markets, declined -2.36%.

At American Beacon Advisors, we are proud to offer a broad range of equity funds that are capable of navigating economic storms and market downturns in the U.S. and abroad. We are fortunate to have several asset managers who have stayed the course for many years and through a variety of economic and market conditions.

For the 12 months ended December 31, 2015:

•	American Beacon Bahl & Gaynor Small Cap Growth Fund (Investor Class) returned -3.25%.

•	American Beacon Bridgeway Large Cap Value Fund (Investor Class) returned -1.51%.

•	American Beacon Holland Large Cap Growth Fund (Investor Class) returned 6.35%.

•	American Beacon Stephens Small Cap Growth Fund (Investor Class) returned -5.08%.

•	American Beacon Stephens Mid-Cap Growth Fund (Investor Class) returned -1.63%.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President American Beacon Funds

Domestic Equity Market Overview

December 31, 2015 (Unaudited)

In the U.S. markets, the momentum of the prior six years seemed to lose steam in 2015. The broad markets were at once volatile and only modestly positive for the year; the broad-market proxy, S&P 500 Index, was up only 1.38%, and the Russell 1000 Index, which represents large-cap stocks, was up only 0.92%. Among the Russell-style indexes, large- and mid-cap stocks outpaced small-cap stocks, and growth stocks far outpaced value stocks. Throughout the year, the markets continued to demonstrate that macroeconomic events – such as China’s transitioning economy and rumors of Federal Reserve (the “Fed”) action – can affect short-term performance.

Most domestic equity markets posted gains in the first quarter of 2015, despite a weak January and March. The year started with U.S. stocks retreating in January, as investors pushed down the large-cap S&P 500 Index, blue-chip Dow Jones Industrial Average, small-cap Russell 2000 Index, and technology-focused NASDAQ Composite Index during the last week to declines that ranged around 2% to 3.5%. The Russell 1000 Index had strong gains in February. Investors were encouraged by positive corporate earnings growth rates, stabilizing oil prices and the Fed’s signals that it might begin to raise interest rates, albeit slowly in 2015. Investors began selling off in March on concerns that the Fed would begin a more rapid pace of interest rate increases. These concerns were supported by the release of February’s employment data, which showed the unemployment rate moving down to the Fed’s target of 5.5%.

Notwithstanding weak June performance, returns for the second quarter of 2015 were slightly positive for large- and small-cap stocks, although mid-cap stocks declined modestly. The S&P 500 Index and NASDAQ Composite Index achieved new record intraday highs in April on expectations the Fed would delay raising interest rates in light of weaker than expected U.S. economic growth. U.S. stocks advanced during May despite mixed economic signals headlined by weakness in the first quarter gross domestic product, solid employment figures, sudden surge in housing data, and the Fed’s comments indicating that some of the recent weakness may be considered “statistical noise,” which members of the Fed’s Board of Governors discounted in their assessment of the economy. Most U.S. large- and mid-cap equity benchmarks turned negative in June, largely due to the economic crisis in Greece and lack of progress in negotiations intended to prevent the country’s exit from the European Union and the euro.

The third quarter of 2015 began with potential signs of strength as most broad domestic equity markets posted positive returns for the month of July, hoping to continue the positive, although volatile, momentum of the first two quarters. However, this was not meant to be as the month of August brought more volatility with the spotlight on China. Signs of cracks in that country’s growth have been appearing since at least early 2014; however, the debt crisis in Europe and U.S. economic growth dominated the headlines. All of that changed dramatically when China allowed the yuan to drop more than 4% over two days in mid-August and global markets turned negative. Broad U.S. markets also reacted negatively to Fed Chair Janet Yellen and the Federal Open Market Committee (“FOMC”) decision to not raise interest rates due to continued instability in economic and financial markets abroad. There also were concerns that a rise in interest rates could have negative effects on the broad U.S. market and possibly lead to suppressed growth and increased pressure on inflation. The quarter ended with broad U.S. equity markets in negative territory.

The fourth quarter of 2015 was buoyed by an early rally in the equities market despite relatively weak domestic payroll figures reported in October and the looming prospect of the Fed raising interest rates. Anticipation continued to build in November, as belief strengthened that the FOMC’s December meeting would yield an increase in interest rates due to improving economic indicators, including a drop in the unemployment rate to 5.0%. This belief was realized when the FOMC formally decided to raise rates in mid-December. However, given how long it had been anticipated, it was largely unsurprising. Outside of the U.S., China continued to struggle throughout this time period, facing the continued strength of the dollar. As a result, China marked the end of the quarter with its 10th consecutive month of decelerating manufacturing activity. Despite a very strong fourth quarter, the S&P 500 Index and Russell 1000 Index only managed modest positive returns for the entire year, while the Russell Midcap and Russell 2000 Indexes both declined for the year.

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Performance Overview

December 31, 2015 (Unaudited)

The Investor Class of the Bahl & Gaynor Small Cap Growth Fund (the “Fund”) returned -3.25% for the twelve months ended December 31, 2015. The Fund underperformed the Russell 2000 Growth Index (the “Index”) return of -1.38% for the same period.

Comparison of Change in Value of a $10,000 Investment for the Period from 7/15/14* through 12/31/15

*	Inception of Fund.

Total Returns for the Period ended 12/31/15

	Ticker	1 Year	Since incep. (7/15/14)	Value of $10,000 7/15/14-12/31/15
Institutional Class (1,5)	GBSIX	(2.96)%	2.79%	$10,410
Y Class (1,5)	GBSYX	(3.05)%	2.72%	10,400
Investor Class (1,5)	GBSPX	(3.25)%	2.45%	10,360
A Class with sales charge (1,2,5)	GBSAX	(8.88)%	(1.68)%	9,755
A Class without sales charge (1,2,5)	GBSAX	(3.34)%	2.38%	10,350
C Class with sales charge (1,3,5)	GBSCX	(5.01)%	1.63%	10,240
C Class without sales charge (1,3,5)	GBSCX	(4.01)%	1.63%	10,240
Russell 2000 Growth Index (4)		(1.38)%	4.07%	10,601
S&P 500 Index (4)		1.38%	4.60%	10,673

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown.
2.	A Class shares have a maximum sales charge of 5.75%.
3.	C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
4.	The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the United States. The Russell 2000 Growth Index and the Russell 2000 Index are registered trademarks of Frank Russell Company. The Russell 2000 Growth Index is an unmanaged index of those stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index of approximately 2000 smaller-capitalization stocks from various industrial sectors. One cannot directly invest in an index.
5.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.62%, 1.72%, 2.00%, 2.02%, and 2.77%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index as both stock selection and sector allocation detracted value relative to the Index. From a stock selection standpoint, the Fund’s holdings in the Health Care, Energy, and Consumer Staples sectors subtracted the most from relative performance. In the Health Care sector, positions

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Performance Overview

December 31, 2015 (Unaudited)

in Computer Programs + Systems (down 32.9%) and Trinity Biotech (down 32.8%) were the largest detractors. Within the Energy sector, holdings in Gaslog (down 59.4%), Bristow Group (down 63.9%), and Semgroup Corp Class A (down 56.4%) were the most detrimental to performance. Companies in the Consumer Staples sector detracted from returns led by United Natural Foods (down 45.4%) and Inter Parfums (down 13.0%).

The above-mentioned negative performance was partially offset by good stock selection in the Industrials and Information Technology sectors. In the Industrials sector, an out of Index holding Rollins Inc. (up 18.7%) and a position in Watsco Inc. (up 10.7%) contributed positively to relative returns. Within the Information Technology sector, positions in Marketaxess Holdings Inc. (up 55.0%) and Blackbaud Inc. (up 50.9%) added the most to performance.

From a sector allocation standpoint, the Fund’s underweight to the Health Care sector, the best performing sector in the Index, detracted approximately 81 basis points (-0.81%) to performance. Additionally, an overweight to the Energy sector, the worst performing sector in the Index, subtracted approximately 61 basis points (-0.61%) from performance. In contrast, an overweight to the Information Technology sector added approximately 38 basis points (0.38%) to performance.

The Fund’s basic philosophy remains focused on investing in companies using a fundamental investment approach that seeks price appreciation, capital preservation and income.

Top Ten Holdings (% Net Assets)
MarketAxess Holdings, Inc.		3.8
j2 Global, Inc.		3.1
Texas Roadhouse, Inc.		3.0
Cantel Medical Corp.		2.7
Blackbaud, Inc.		2.6
STERIS PLC		2.6
Evercore Partners, Inc.		2.5
Monolithic Power Systems, Inc.		2.4
Watsco, Inc.		2.3
Methode Electronics, Inc.		2.3
Total Fund Holdings	67

Sector Allocation (% Equities)
Information Technology	29.0
Consumer Discretionary	17.7
Financials	15.0
Health Care	14.8
Industrials	13.1
Consumer Staples	4.6
Materials	3.9
Energy	1.9

American Beacon Bridgeway Large Cap Value FundSM

Performance Overview

December 31, 2015 (Unaudited)

The Investor Class of the American Beacon Bridgeway Large Cap Value Fund (the “Fund”) returned -1.51% for the twelve months ended December 31, 2015. The Fund outperformed the Russell 1000® Value Index (the “Index”) return of -3.83% for the same period.

Comparison of Change in Value of a $10,000 Investment for the Period from 12/31/05 through 12/31/15

Total Returns for the Period ended 12/31/15

	Ticker	1 Year	5 Years	10 Years	Value of $10,000 12/31/05- 12/31/15
Institutional Class (1,7)	BRLVX	(1.23)%	13.42%	7.70%	$21,002
Y Class (1,2,7)	BWLYX	(1.26)%	13.36%	7.67%	20,946
Investor Class (1,3,7)	BWLIX	(1.51)%	13.15%	7.57%	20,751
A Class with sales charge (1,4,7)	BWLAX	(7.21)%	11.70%	6.88%	19,458
A Class without sales charge (1,4,7)	BWLAX	(1.56)%	13.03%	7.52%	20,649
C Class with sales charge (1,5,7)	BWLCX	(3.27)%	12.42%	7.23%	20,095
C Class without sales charge (1,5,7)	BWLCX	(2.27)%	12.42%	7.23%	20,095
Russell 1000 Value Index (6)		(3.83)%	11.27%	6.16%	18,175

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class was waived from 2008 through 2013 and partially recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2008 through 2013.
2.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 12/31/05 up to 2/3/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 12/31/05. A portion of the fees charged to the Y Class was waived in 2012 and fully recovered in 2013 and 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 12/31/05 up to 2/3/12, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Investor Class been in existence since 12/31/05. A portion of the fees charged to the Investor Class was waived in 2012 and fully recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown in 2012.
4.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 12/31/05 through 2/3/12, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the A

American Beacon Bridgeway Large Cap Value FundSM

Performance Overview

December 31, 2015 (Unaudited)

Class been in existence since 12/31/05. A portion of the fees charged to the A Class was waived in 2012 and 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012 and 2013. A Class shares have a maximum sales charge of 5.75%.

5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 12/31/05 through 2/3/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 12/31/05. A portion of the fees charged to the C Class was waived in 2012 and 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012 and 2013. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
6.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.80%, 0.85%, 1.12%, 1.15%, and 1.88%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index entirely through stock selection as sector allocation detracted value relative to the Index.

From a stock selection standpoint, the Fund’s Energy and Information Technology sectors added approximately 205 (2.05%) and 105 (1.05%) basis points, respectively, to performance. In the Energy sector, Tesoro (up 44.5%) and Valero Energy (up 47.0%) contributed to returns. The Fund’s allocation in Kinder Morgan (down 7.9%) also added value in the sector. Companies in the Information Technology sector contributing to performance included Skyworks Solutions (up 38.7%) and Electronic Arts (up 53.1%). The Fund’s absence from SanDisk, which was down 21.4% in the Index, also positively impacted performance. The aforementioned good performance was somewhat offset by poor stock selection in the Materials sector. Freeport McMoRan (down 70.6%), Newmont Mining (down 26.4%) and CF Industries (down 23.4%) were the largest detractors in the Materials sector.

The Fund’s overweight position in Information Technology, Materials and Consumer Discretionary, three of the poorer performing sectors in the Index, detracted more than 30 (0.30%), 25 (0.25%) and 20 (0.20%) basis points, respectively, from performance through sector allocation. An underweight in Health Care, the best performing sector in the Index, also detracted from performance. The Fund’s underweight in Energy, the worst performing sector in the Index, added relative value.

The sub-advisor continues to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

American Beacon Bridgeway Large Cap Value FundSM

Performance Overview

December 31, 2015 (Unaudited)

Top Ten Holdings (% Net Assets)
Cigna Corp.		1.6
Tesoro Corp.		1.5
SanDisk Corp.		1.5
JPMorgan Chase & Co.		1.4
Northrop Grumman Corp.		1.3
Activision Blizzard, Inc.		1.3
Valero Energy Corp.		1.3
Kellogg Co.		1.2
Xerox Corp.		1.2
HCA Holdings, Inc.		1.2
Total Fund Holdings	106

Sector Allocation (% Equities)
Financials	25.7
Health Care	12.6
Information Technology	11.6
Industrials	10.8
Consumer Discretionary	9.5
Consumer Staples	9.1
Energy	9.1
Utilities	5.7
Materials	4.1
Telecommunication Services	1.8

American Beacon Holland Large Cap Growth FundSM

Performance Overview

December 31, 2015 (Unaudited)

The Investor Class of the American Beacon Holland Large Cap Growth Fund (the “Fund”) returned 6.35% for the twelve months ended December 31, 2015. The Fund outperformed the Russell 1000® Growth Index (the “Index”) return of 5.67%.

Comparison of Change in Value of a $10,000 Investment for the Period from 12/31/05 through 12/31/15

Total Returns for the Period ended 12/31/15

	Ticker	1 Year	5 Years	10 Years	Value of $10,000 12/31/05- 12/31/15
Institutional Class (1,2,7)	LHGIX	6.74%	12.11%	7.75%	$21,101
Y Class (1,3,7)	LHGYX	6.53%	11.97%	7.69%	20,971
Investor Class (1,7)	LHGFX	6.35%	11.76%	7.57%	20,747
A Class with sales charge (1,4,7)	LHGAX	0.17%	10.35%	6.88%	19,461
A Class without sales charge (1,4,7)	LHGAX	6.28%	11.67%	7.52%	20,651
C Class with sales charge (1,5,7)	LHGCX	4.51%	11.03%	7.21%	20,069
C Class without sales charge (1,5,7)	LHGCX	5.51%	11.03%	7.21%	20,069
Russell 1000 Growth Index (6)		5.67%	13.53%	8.53%	22,681

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class was waived from 2002 through 2012 and fully recovered in 2013 and 2014. Performance prior to waiving fees was lower than the actual returns shown from 2002 through 2012.
2.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from 12/31/05 up to 3/1/10, the inception date of the Institutional Class, and the returns of the Institutional Class since its inception. Expenses of the Institutional Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Institutional Class been in existence since 12/31/05. A portion of the fees charged to the Institutional Class was waived from 2010 through 2012 and partially recovered in 2013 and 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 12/31/05 up to 3/1/10, the Institutional Class from 3/1/10 to 3/23/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Y Class been in existence since 12/31/05. A portion of the fees charged to the Y Class was waived in 2012, partially recovered in 2013 and waived in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012 and 2014.
4.

Fund performance for the ten-year period represents the returns achieved by the Investor Class from 12/31/05 through 2/1/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence

American Beacon Holland Large Cap Growth FundSM

Performance Overview

December 31, 2015 (Unaudited)

since 12/31/05. A portion of the fees charged to the A Class has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. A Class shares have a maximum sales charge of 5.75%.
5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 12/31/05 through 3/23/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 12/31/05. A portion of the fees charged to the C Class has been waived since 2012. Performance prior to waiving fees was lower than the actual returns shown since 2012. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
6.	The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Russell 1000 Growth Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.90%, 1.12%, 1.16%, 1.31%, and 2.06% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index primarily due to good stock selection and, to a lesser extent, through sector allocation.

From a stock selection standpoint, holdings in the Industrials and Information Technology sectors contributed approximately 175 (1.75%) and 105 (1.05%) basis points, respectively, to performance. In the Industrials sector, the Fund’s general overweight position in Southwest Airlines (down 0.2%) added value relative to the Index. The Fund’s allocation in Roper Technologies (up 22.1%) also contributed to returns. Adobe Systems (up 29.3%), Visa (up 19.2%) and Citrix Systems (up 18.6%) were the largest contributors in the Information Technology sector. Companies within the Consumer Discretionary sector also added relative value. In the Consumer Discretionary sector, Amazon.com (up 117.4%) and Nike (up 32.0%) contributed most to performance. The aforementioned excess performance was somewhat offset by poor stock selection in the Consumer Staples and Health Care sectors. Mead Johnson Nutrition (down 19.8%) and Whole Foods Market (down 32.7%) were the largest detractors from performance in the Consumer Staples sector. In the Health Care sector, Envision Healthcare (down 35.3%) and Davita Healthcare Partners (down 8.1%) hurt performance.

The Fund’s slight underweight in the Health Care sector added value relative to the Index through sector allocation. Underweight positions in Materials and Financials, two of the poorer performing sectors in the Index, also contributed to the Fund’s returns. An overweight in Energy, the worst performing sector in the Index, detracted from performance.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in larger stocks with above-average growth potential.

American Beacon Holland Large Cap Growth FundSM

Performance Overview

December 31, 2015 (Unaudited)

Top Ten Holdings (% Net Assets)
Alphabet, Inc.		4.7
Visa, Inc.		4.7
Amazon.com, Inc.		4.6
Adobe Systems, Inc.		4.0
Priceline.com, Inc.		3.7
Apple, Inc.		3.6
Citrix Systems, Inc.		3.6
Southwest Airlines Co.		3.1
Gilead Sciences, Inc.		2.9
Medtronic PLC		2.9
Total Fund Holdings	50

Sector Allocation (% Equities)
Information Technology	32.1
Consumer Discretionary	24.0
Health Care	15.2
Industrials	12.4
Consumer Staples	10.9
Financials	4.1
Materials	1.3

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

December 31, 2015 (Unaudited)

The Investor Class of the American Beacon Stephens Small Cap Growth Fund (the “Fund”) returned -5.08% for the twelve months ended December 31, 2015, trailing the Russell 2000® Growth Index (the “Index”) return of -1.38% for the same period.

Comparison of Change in Value of a $10,000 Investment for the Period from 12/31/05 through 12/31/15

Total Returns for the Period ended 12/31/15

	Ticker	1 Year	5 Years	10 Years / Since incep.	Value of $10,000 12/31/05- 12/31/15
Institutional Class (1,2,7)	STSIX	(4.75)%	15.74%	7.71%	$20,004
Y Class (1,3,7)	SPWYX	(4.94)%	9.18%	6.92%	19,526
Investor Class (1,7)	STSGX	(5.08)%	9.01%	6.84%	19,375
A Class with sales charge (1,4,7)	SPWAX	(10.55)%	7.59%	6.14%	18,149
A Class without sales charge (1,4,7)	SPWAX	(5.11)%	8.88%	6.77%	19,255
C Class with sales charge (1,5,7)	SPWCX	(6.89)%	8.25%	6.46%	18,707
C Class without sales charge (1,5,7)	SPWCX	(5.89)%	8.25%	6.46%	18,707
S&P 500 Index (6)		1.38%	12.57%	7.31%	20,239
Russell 2000 Growth Index (6)		(1.38)%	10.67%	7.95%	21,496

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class was waived from 2005 through 2013 and partially recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2005 through 2013.
2.	Fund performance for the since inception period represents the returns achieved by the Institutional Class since its inception of 8/31/06. A portion of the fees charged to the Institutional Class was waived from 2006 through 2013 and partially recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2006 through 2013.
3.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 12/31/05 up to 2/24/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 12/31/05.A portion of the fees charged to the Y Class was waived in 2012 and 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2012 and 2013.
4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 12/31/05 up to 2/24/12, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 12/31/05. A portion of the fees charged to the A Class was waived in 2012 and partially recovered in 2013 and 2014. Performance prior to waiving fees was lower than actual returns shown in 2012. A Class has a maximum sales charge of 5.75%.

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

December 31, 2015 (Unaudited)

5.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 12/31/05 up to 2/24/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 12/31/05. A portion of the fees charged to the C Class was waived in 2012 and partially recovered in 2013 and 2014. Performance prior to waiving fees was lower than actual returns shown in 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the United States. The Russell 2000 Growth Index and the Russell 2000 Index are registered trademarks of Frank Russell Company. The Russell 2000 Growth Index is an unmanaged index of those stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index of approximately 2000 smaller-capitalization stocks from various industrial sectors. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.10%, 1.18%, 1.33%, 1.48%, and 2.23% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index primarily due to stock selection and, to a lesser extent, through sector allocation.

From a stock selection standpoint, the Fund’s Information Technology and Consumer Staples sectors detracted approximately 120 basis points (1.20%) each from performance. Companies detracting the most relative value in the Information Technology sector included Stratasys (down 52.3%), ChannelAdvisor (down 67.6%) and Envestnet (down 38.4%). In the Consumer Staples sector, United Natural Foods (down 48.9%) and Inventure Foods (down 44.7%) were the largest detractors. The Fund’s absence from Casey’s General Stores, which was up 34.5% in the Index, also negatively impacted performance in the sector. The Fund’s Financials and Industrials sectors also detracted value relative to the Index. Encore Capital Group (down 38.9%) and PRA Group (down 44.5%) detracted from performance in the Financials sector. Not owning Heartland Payment Systems, which was up 77.0% in the Index, also detracted value in the sector. In the Industrials sector, HMS Holdings (down 41.3%) and Power Solutions International (down 61.7%) hurt performance.

The aforementioned poor performance was somewhat offset by good stock selection in the Consumer Discretionary and Health Care sectors. Sportsman’s Warehouse (up 82.2%) and IMAX (up 16.1%) contributed most to the Fund’s returns in the Consumer Discretionary sector. In the Health Care sector, ICON (up 53.0%) and Ligand Pharmaceuticals (up 103.3%) were the largest contributors to performance.

The Fund’s significant overweight position in Energy, the worst performing sector in the Index, detracted more than 155 basis points (1.55%) from performance through sector allocation. This was largely offset by underweight positions in the Materials and Consumer Discretionary sectors, which contributed to the Fund’s returns. An overweight in the Information Technology sector also added relative value.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in smaller capitalization stocks with above-average growth potential.

American Beacon Stephens Small Cap Growth FundSM

Performance Overview

December 31, 2015 (Unaudited)

Top Ten Holdings (% Net Assets)
ICON PLC		2.0
PAREXEL International Corp.		1.8
National CineMedia, Inc.		1.8
Neogen Corp.		1.7
Tyler Technologies, Inc.		1.6
Ligand Pharmaceuticals, Inc.		1.6
Euronet Worldwide, Inc.		1.6
Proofpoint, Inc.		1.6
Pacira Pharmaceuticals, Inc.		1.6
CoStar Group, Inc.		1.6
Total Fund Holdings	109

Sector Allocation (% Equities)
Information Technology	27.7
Health Care	26.6
Consumer Discretionary	15.6
Industrials	11.3
Financials	9.3
Energy	4.6
Consumer Staples	3.2
Materials	1.7

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

December 31, 2015 (Unaudited)

The Investor Class of the American Beacon Stephens Mid-Cap Growth Fund (the “Fund”) returned -1.63% for the twelve months ended December 31, 2015. The Fund trailed the Russell Midcap® Growth Index (the “Index”) return of -0.20%.

Comparison of Change in Value of a $10,000 Investment for the Period from 2/1/06* through 12/31/15

*	Inception of Fund.

Total Returns for the Period ended 12/31/15

	Ticker	1 Year	5 Years	Since Incep. (2/1/06)	Value of $10,000 2/1/06- 12/31/15
Institutional Class (1,2,7)	SFMIX	(1.28)%	9.96%	8.28%	$21,010
Y Class (1,3,7)	SMFYX	(1.39)%	9.85%	6.65%	18,923
Investor Class (1,7)	STMGX	(1.63)%	9.58%	6.52%	18,695
A Class with sales charge (1,4,7)	SMFAX	(7.27)%	8.26%	5.86%	17,591
A Class without sales charge (1,4,7)	SMFAX	(1.63)%	9.55%	6.50%	18,664
C Class with sales charge (1,5,7)	SMFCX	(3.46)%	8.92%	6.19%	18,134
C Class without sales charge (1,5,7)	SMFCX	(2.46)%	8.92%	6.19%	18,134
S&P 500 Index (6)		1.38%	12.57%	7.07%	19,717
Russell Midcap Growth Index (6)		(0.20)%	11.54%	7.59%	20,677

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class was waived from 2006 through 2013 and partially recovered in 2014. Performance prior to waiving fees was lower than actual returns shown from 2006 through 2013.
2.	Fund performance for the since inception period represents the returns achieved by the Institutional Class since its inception of 8/31/06. A portion of fees charged to the Institutional Class has been waived since 2006. Performance prior to waiving fees was lower than actual returns shown since 2006.
3.	Fund performance for the five-year and since inception periods represent the returns achieved by the Investor Class from 2/1/06 up to 2/24/12, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 2/1/06. A portion of the fees charged to the Y Class has been waived since 2012 and partially recovered in 2014. Performance prior to waiving fees was lower than actual returns shown since 2012.
4.	Fund performance for the five-year and since inception periods represent the returns achieved by the Investor Class from 2/1/06 up to 2/24/12, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A Class been in existence since 2/1/06. A portion of the fees charged to the A Class has been waived since 2012. Performance prior to waiving fees was lower than the actual returns shown since 2012. A Class has a maximum sales charge of 5.75%.
5.

Fund performance for the five-year and since inception periods represent the returns achieved by the Investor Class from 2/1/06 up to 2/24/12, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are

American Beacon Stephens Mid-Cap Growth FundSM

Performance Overview

December 31, 2015 (Unaudited)

higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the C Class been in existence since 2/1/06. A portion of fees charged to the C Class has been waived since 2012. Performance prior to waiving fees was lower than actual returns shown since 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the United States. The Russell Midcap Growth Index is an unmanaged index of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. Russell Midcap Index and Russell Midcap Growth Index are registered trademarks of Frank Russell Company. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.06%, 1.11%, 1.28%, 1.41%, and 2.18%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s poor performance was entirely attributed to stock selection as sector allocation added value relative to the Index.

From a stock selection standpoint, holdings in the Information Technology sector detracted more than 105 basis points (1.05%) from performance. In the Information Technology sector, Stratasys (down 52.4%) and SanDisk (down 34.8%) detracted value relative to the Index. The Fund’s absence from Avago Technologies also negatively impacted performance. The Fund’s Consumer Staples and Health Care sectors detracted more than 60 basis points (0.60%) each from performance. United Natural Foods (down 49.2%) was the largest detractor from performance in the Consumer Staples sector. Not owning Constellation Brands or Dr. Pepper Snapple Group, which were up 46.2% and 33.2%, respectively, in the Index, also hurt performance in the sector. In the Health Care sector, Cepheid (down 31.7%) detracted the most from returns. Good stock selection in the Consumer Discretionary sector added relative value. Netflix (up 140.1%) and Ulta Salon Cosmetics & Fragrances (up 49.4%) contributed most to performance in the Consumer Discretionary sector.

The Fund’s overweight positions in the Health Care and Information Technology sectors added value relative to the Index through sector allocation. Not having an allocation to Utilities, the worst performing sector in the Index, and underweighting the Materials sector also contributed to the Fund’s returns. An overweight in Energy, the second worst performing sector in the Index, detracted relative value.

Looking forward, the Fund’s sub-advisor will continue to maintain a disciplined, long-term approach to equity investing in medium capitalization stocks with above-average growth potential.

Top Ten Holdings (% Net Assets)
Monster Beverage Corp.		2.1
Illumina, Inc.		1.9
Ross Stores, Inc.		1.9
Netflix, Inc.		1.8
CoStar Group, Inc.		1.7
Cerner Corp.		1.6
Palo Alto Networks, Inc.		1.6
Brown-Forman Corp.		1.6
SVB Financial Group		1.5
Athenahealth, Inc.		1.5
Total Fund Holdings	104

Sector Allocation (% Equities)
Information Technology	26.2
Health Care	22.1
Consumer Discretionary	21.6
Industrials	12.8
Financials	6.5
Consumer Staples	5.2
Energy	4.2
Materials	1.4

American Beacon FundsSM

Fund Expenses

December 31, 2015 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from July 1, 2015 through December 31, 2015.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Institutional and Investor Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional and Investor Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Fund Expenses

December 31, 2015 (Unaudited)

Bahl & Gaynor Small Cap Growth Fund

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Institutional Class
Actual	$1,000.00	$949.13	$4.81
Hypothetical **	$1,000.00	$1,020.27	$4.99
Y Class
Actual	$1,000.00	$949.09	$5.31
Hypothetical **	$1,000.00	$1,019.76	$5.50
Investor Class
Actual	$1,000.00	$948.03	$6.68
Hypothetical **	$1,000.00	$1,018.35	$6.92
A Class
Actual	$1,000.00	$947.98	$6.78
Hypothetical **	$1,000.00	$1,018.25	$7.02
C Class
Actual	$1,000.00	$943.95	$10.44
Hypothetical **	$1,000.00	$1,014.47	$10.82

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.98%, 1.08%, 1.36%, 1.38%, and 2.13% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Bridgeway Large Cap Value Fund

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Institutional Class
Actual	$1,000.00	$967.81	$3.72
Hypothetical **	$1,000.00	$1,021.42	$3.82
Y Class
Actual	$1,000.00	$967.14	$4.02
Hypothetical **	$1,000.00	$1,021.12	$4.13
Investor Class
Actual	$1,000.00	$966.23	$5.40
Hypothetical **	$1,000.00	$1,019.71	$5.55
A Class
Actual	$1,000.00	$966.04	$5.55
Hypothetical **	$1,000.00	$1,019.56	$5.70
C Class
Actual	$1,000.00	$962.40	$9.25
Hypothetical **	$1,000.00	$1,015.78	$9.50

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.75%, 0.81%, 1.09%, 1.12%, and 1.87% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Holland Large Cap Growth Fund

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Institutional Class
Actual	$1,000.00	$1,023.54	$4.54
Hypothetical **	$1,000.00	$1,020.72	$4.53
Y Class
Actual	$1,000.00	$1,022.85	$5.00
Hypothetical **	$1,000.00	$1,020.27	$4.99
Investor Class
Actual	$1,000.00	$1,021.57	$6.37
Hypothetical **	$1,000.00	$1,018.90	$6.36
A Class
Actual	$1,000.00	$1,021.35	$6.57
Hypothetical **	$1,000.00	$1,018.70	$6.56
C Class
Actual	$1,000.00	$1,017.70	$10.37
Hypothetical **	$1,000.00	$1,014.92	$10.36

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.98%, 1.25%, 1.29%, and 2.04% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Stephens Small Cap Growth Fund

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Institutional Class
Actual	$1,000.00	$905.03	$5.19
Hypothetical **	$1,000.00	$1,019.76	$5.50
Y Class
Actual	$1,000.00	$903.63	$5.42
Hypothetical **	$1,000.00	$1,019.51	$5.75
Investor Class
Actual	$1,000.00	$903.22	$6.72
Hypothetical **	$1,000.00	$1,018.15	$7.12
A Class
Actual	$1,000.00	$902.64	$7.00
Hypothetical **	$1,000.00	$1,017.85	$7.43
C Class
Actual	$1,000.00	$899.29	$10.77
Hypothetical **	$1,000.00	$1,013.86	$11.42

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.08%, 1.13%, 1.40%, 1.46%, and 2.25% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon FundsSM

Fund Expenses

December 31, 2015 (Unaudited)

Stephens Mid-Cap Growth Fund

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Institutional Class
Actual	$1,000.00	$925.59	$4.81
Hypothetical **	$1,000.00	$1,020.21	$5.04
Y Class
Actual	$1,000.00	$925.43	$5.29
Hypothetical **	$1,000.00	$1,019.71	$5.55
Investor Class
Actual	$1,000.00	$923.79	$6.45
Hypothetical **	$1,000.00	$1,018.50	$6.77
A Class
Actual	$1,000.00	$924.19	$6.74
Hypothetical **	$1,000.00	$1,018.20	$7.07
C Class
Actual	$1,000.00	$919.90	$10.36
Hypothetical **	$1,000.00	$1,014.42	$10.87

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.99%, 1.09%, 1.33%, 1.39%, and 2.14% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Holland Large Cap Growth Fund, American Beacon Stephens Small Cap Growth Fund and American Beacon Stephens Mid-Cap Growth Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Holland Large Cap Growth Fund, American Beacon Stephens Small Cap Growth Fund and American Beacon Stephens Mid-Cap Growth Fund (five of the funds constituting the American Beacon Funds) (collectively, the “Funds”), as of December 31, 2015, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Holland Large Cap Growth Fund, American Beacon Stephens Small Cap Growth Fund and American Beacon Stephens Mid-Cap Growth Fund at December 31, 2015, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

Dallas, Texas

February 29, 2016

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
COMMON STOCK—97.43%
CONSUMER DISCRETIONARY—17.24%
Auto Components—1.44%
Strattec Security Corp.	1,840	$104

Automobiles—2.92%
Hyster-Yale Materials Handling, Inc.	1,105	58
Thor Industries, Inc.	2,705	152

		210

Hotels, Restaurants & Leisure—4.54%
Brinker International, Inc.	2,290	110
Texas Roadhouse, Inc.	6,090	217

		327

Household Durables—3.12%
Flexsteel Industries, Inc.	3,270	145
Matthews International Corp., Class A	1,500	80

		225

Multiline Retail—1.69%
Pricesmart, Inc.	1,465	122

Specialty Retail—1.89%
Monro Muffler Brake, Inc.	2,060	136

Textiles & Apparel—1.64%
Movado Group, Inc.	2,030	52
Wolverine World Wide, Inc.	3,925	66

		118

Total Consumer Discretionary		1,242

CONSUMER STAPLES—4.50%
Food & Drug Retailing—1.04%
B&G Foods, Inc.	1,390	49
United Natural Foods, Inc.A	665	26

		75

Food Products—2.13%
J&J Snack Foods Corp.	1,315	153

Personal Products—1.33%
Inter Parfums, Inc.	4,010	96

Total Consumer Staples		324

ENERGY—1.83%
Energy Equipment & Services—0.67%
Bristow Group, Inc.	1,840	48

Oil & Gas—1.16%
GasLog Ltd.	5,870	48
SemGroup Corp., Class A	1,240	36

		84

Total Energy		132

FINANCIALS—14.59%
Banks—9.16%
Bank of the Ozarks, Inc.	1,570	78
Evercore Partners, Inc., Class A	3,380	183
Glacier Bancorp, Inc.	1,695	45
PacWest Bancorp	3,870	167
S&T Bancorp, Inc.	2,635	81
Virtu Financial, Inc., Class A	4,695	106

		660

	Shares	Fair Value
		(000’s)
Diversified Financials—3.79%
MarketAxess Holdings, Inc.	2,445	$273

Insurance—1.64%
Horace Mann Educators Corp.	3,565	118

Total Financials		1,051

HEALTH CARE—14.42%
Biotechnology—1.85%
Neogen Corp.A	1,160	66
Trinity Biotech PLC, Sponsored ADRB C	5,770	67

		133

Health Care Equipment & Supplies—8.71%
Abaxis, Inc.	2,815	157
Atrion Corp.	150	57
Bio-Techne Corp.	710	64
STERIS PLCB	2,515	189
West Pharmaceutical Services, Inc.	2,670	161

		628

Health Care Providers & Services—3.86%
Cantel Medical Corp.	3,120	194
HealthSouth Corp.	2,410	84

		278

Total Health Care		1,039

INDUSTRIALS—12.72%
Building Products—2.32%
Watsco, Inc.	1,430	167

Commercial Services & Supplies—6.23%
G&K Services, Inc., Class A	1,265	80
Healthcare Services Group, Inc.	3,735	129
Monotype Imaging Holdings, Inc.	4,960	117
MSA Safety, Inc.	1,950	85
Rollins, Inc.	1,450	38

		449

Electrical Equipment—0.75%
II-VI, Inc.	2,895	54

Industrial Conglomerates—0.56%
Raven Industries, Inc.	2,555	40

Machinery—2.86%
Applied Industrial Technologies, Inc.	2,630	107
Valmont Industries, Inc.	935	99

		206

Total Industrials		916

INFORMATION TECHNOLOGY—28.37%
Communications Equipment—1.24%
Plantronics, Inc.	1,880	89

Electronic Equipment & Instruments—4.86%
Analogic Corp.	935	77
Intersil Corp., Class A	5,125	65
Methode Electronics, Inc.	5,260	168
NVE Corp.	710	40

		350

Internet Software & Services—6.11%
GrubHub, Inc.A	1,695	41
j2 Global, Inc.	2,745	226

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
NIC, Inc.	6,090	$120
Reis, Inc.	2,235	53

		440

IT Consulting & Services—3.68%
Hackett Group, Inc.	7,965	128
Ritchie Bros Auctioneers, Inc.	5,675	137

		265

Semiconductor Equipment & Products—6.04%
FEI Co.	1,355	108
Monolithic Power Systems, Inc.	2,670	170
Power Integrations, Inc.	1,725	84
Silicon Motion Technology Corp., ADRC	2,335	73

		435

Software—6.44%
Blackbaud, Inc.	2,815	185
Mentor Graphics Corp.	5,185	96
National Instruments Corp.	3,380	97
Pegasystems, Inc.	3,155	87

		465

Total Information Technology		2,044

MATERIALS—3.76%
Chemicals—3.76%
Balchem Corp.	1,765	107
PolyOne Corp.	3,905	125
Stepan Co.	790	39

Total Materials		271

Total Common Stock (Cost $7,021)		7,019

SHORT-TERM INVESTMENTS—2.58% (Cost $186)
JPMorgan U.S. Government Money Market Fund, Capital Class	186,464	186

TOTAL INVESTMENTS —100.01% (Cost $7,207)		7,205
LIABILITIES, NET OF OTHER ASSETS—(0.01%)		(1)

TOTAL NET ASSETS—100.00%		$7,204

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.
C	ADR - American Depositary Receipt.

Futures Contracts Open on December 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index March Futures	Long	1	March 2016	$113,150	$958

				$113,150	$958

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
COMMON STOCK—97.08%
CONSUMER DISCRETIONARY—9.25%
Auto Components—1.09%
Goodyear Tire & Rubber Co.	769,000	$25,123

Automobiles—1.92%
Ford Motor Co.	1,253,940	17,668
General Motors Co.	786,180	26,739

		44,407

Home Builders—0.97%
D.R. Horton, Inc.	701,700	22,475

Household Durables—2.02%
Garmin Ltd.	617,500	22,952
Mohawk Industries, Inc.A	1,900	360
Stanley Black & Decker, Inc.	218,000	23,268

		46,580

Media—1.19%
Comcast Corp., Class A	273,600	15,439
Time Warner, Inc.	185,900	12,022

		27,461

Multiline Retail—1.00%
Target Corp.	317,300	23,039

Specialty Retail—1.06%
Foot Locker, Inc.	374,500	24,376

Total Consumer Discretionary		213,461

CONSUMER STAPLES—8.81%
Food & Drug Retailing—3.04%
CVS Caremark Corp.	219,600	21,470
Rite Aid Corp.A	2,812,500	22,050
Sysco Corp.	646,500	26,507

		70,027

Food Products—3.85%
Archer Daniels Midland Co.	506,700	18,586
JM Smucker Co.	212,000	26,148
Kellogg Co.	390,500	28,221
Pilgrim’s Pride Corp.	719,400	15,892

		88,847

Household Products—1.92%
Clorox Co.	188,700	23,933
Colgate-Palmolive Co.	305,200	20,332

		44,265

Total Consumer Staples		203,139

ENERGY—8.82%
Energy Equipment & Services—1.20%
National Oilwell Varco, Inc.	823,200	27,569

Oil & Gas—7.62%
Apache Corp.	206,700	9,192
Exxon Mobil Corp.	221,570	17,271
Hess Corp.	236,900	11,485
Marathon Petroleum Corp.	299,740	15,539
Murphy Oil Corp.	674,300	15,138
Noble Energy, Inc.	468,800	15,438
Phillips 66	323,100	26,430
Tesoro Corp.	338,000	35,614

	Shares	Fair Value
		(000’s)
Valero Energy Corp.	420,400	$29,726

		175,833

Total Energy		203,402

FINANCIALS—24.98%
Banks—3.04%
CIT Group, Inc.	668,800	26,552
M&T Bank Corp.	119,520	14,483
New York Community Bancorp, Inc.	990,100	16,159
U.S. Bancorp	305,800	13,048

		70,242

Diversified Financials—4.63%
Ally Financial, Inc.A	1,284,400	23,941
Capital One Financial Corp.	193,500	13,967
Citigroup, Inc.	319,700	16,544
JPMorgan Chase & Co.	504,600	33,319
Wells Fargo & Co.	351,000	19,080

		106,851

Insurance—16.18%
ACE Ltd.	204,600	23,908
Aflac, Inc.	399,500	23,930
Allstate Corp.	388,300	24,110
American International Group, Inc.	399,300	24,745
Arch Capital Group Ltd.A	258,700	18,044
Berkshire Hathaway, Inc., Class BA	201,900	26,659
Chubb Corp.	105,200	13,954
Everest Re Group Ltd.	121,700	22,282
Hartford Financial Services Group, Inc.	454,400	19,748
Lincoln National Corp.	409,100	20,561
MetLife, Inc.	557,700	26,886
Progressive Corp.	608,700	19,357
Torchmark Corp.	227,400	12,998
Travelers Cos., Inc.	227,900	25,721
Voya Financial, Inc.	643,600	23,755
WR Berkley Corp.	424,900	23,263
XL Group PLCB	591,100	23,159

		373,080

Real Estate—1.13%
Plum Creek Timber Co., Inc.C	547,700	26,136

Total Financials		576,309

HEALTH CARE—12.22%
Health Care Equipment & Supplies—1.08%
Baxter International, Inc.	655,500	25,007

Health Care Providers & Services—8.04%
Anthem, Inc.	139,410	19,439
Cardinal Health, Inc.	209,100	18,666
Cigna Corp.	249,800	36,554
HCA Holdings, Inc.	409,600	27,702
Humana, Inc.	118,000	21,064
Mednax, Inc.A	227,900	16,331
Quest Diagnostics, Inc.	257,100	18,290
Universal Health Services, Inc., Class B	230,000	27,483

		185,529

Pharmaceuticals—3.10%
Abbott Laboratories	514,200	23,093
Eli Lilly & Co.	259,200	21,840
Johnson & Johnson	258,100	26,512

		71,445

Total Health Care		281,981

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
INDUSTRIALS—10.46%
Aerospace & Defense—2.31%
General Dynamics Corp.	161,300	$22,156
Northrop Grumman Corp.	164,900	31,135

		53,291

Airlines—3.56%
Alaska Air Group, Inc.	230,400	18,550
Delta Air Lines, Inc.	318,500	16,145
JetBlue Airways Corp.A	1,022,300	23,155
Southwest Airlines Co.	558,900	24,066

		81,916

Commercial Services & Supplies—1.69%
Republic Services, Inc.	549,700	24,181
Waste Management, Inc.	279,400	14,912

		39,093

Electrical Equipment—0.89%
Emerson Electric Co.	429,600	20,548

Machinery—2.01%
Deere & Co.	346,400	26,419
PACCAR, Inc.	422,500	20,027

		46,446

Total Industrials		241,294

INFORMATION TECHNOLOGY—11.30%
Communications Equipment—1.82%
Cisco Systems, Inc.	648,600	17,613
Corning, Inc.	1,337,500	24,449

		42,062

Computers & Peripherals—3.28%
HP, Inc.	1,557,400	18,440
NVIDIA Corp.	687,700	22,667
SanDisk Corp.	455,600	34,621

		75,728

Electronic Equipment & Instruments—0.56%
The ADT Corp.	389,700	12,852

IT Consulting & Services—0.24%
CSRA, Inc.	181,900	5,457

Office Electronics—1.21%
Xerox Corp.	2,623,000	27,882

Semiconductor Equipment & Products—1.54%
Lam Research Corp.	288,700	22,928
Micron Technology, Inc.A	896,800	12,699

		35,627

Software—2.65%
Activision Blizzard, Inc.	791,300	30,632
Microsoft Corp.	321,700	17,848
Navient Corp.	1,100,900	12,605

		61,085

Total Information Technology		260,693

MATERIALS—4.02%
Chemicals—2.09%
Ashland, Inc.	133,500	13,710
CF Industries Holdings, Inc.	320,500	13,080
Dow Chemical Co.	419,400	21,590

		48,380

	Shares	Fair Value
		(000’s)
Construction Materials—0.94%
Vulcan Materials Co.	227,300	$21,587

Metals & Mining—0.99%
Newmont Mining Corp.	1,267,900	22,810

Total Materials		92,777

TELECOMMUNICATION SERVICES—1.74%
Diversified Telecommunication Services—0.85%
AT&T, Inc.	571,449	19,664

Wireless Telecommunication Services—0.89%
T-Mobile US, Inc.	521,000	20,381

Total Telecommunication Services		40,045

UTILITIES—5.48%
Electric—5.48%
Consolidated Edison, Inc.	295,100	18,966
Edison International	315,300	18,669
Exelon Corp.	937,800	26,043
PPL Corp.	501,100	17,103
Public Service Enterprise Group, Inc.	533,300	20,633
Southern Co.	534,300	25,000

Total Utilities		126,414

Total Common Stock (Cost $2,203,984)		2,239,515

SHORT-TERM INVESTMENTS—1.77% (Cost $40,875)
JPMorgan U.S. Government Money Market Fund, Capital Class	40,874,872	40,875

TOTAL INVESTMENTS —98.85% (Cost $2,244,859)		2,280,390
OTHER ASSETS, NET OF LIABILITIES—1.15%		26,569

TOTAL NET ASSETS—100.00%		$2,306,959

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.
C	REIT - Real Estate Investment Trust.

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

December 31, 2015

Futures Contracts Open on December 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index March Futures	Long	488	March 2016	$49,663,760	$(5,818)

				$49,663,760	$(5,818)

See accompanying notes

American Beacon Holland Large Cap Growth FundSM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
COMMON STOCK—95.50%
CONSUMER DISCRETIONARY—22.95%
Auto Components—1.39%
Delphi Automotive PLCA	16,254	$1,393

Hotels, Restaurants & Leisure—0.97%
Yum! Brands, Inc.	13,218	966

Internet & Catalog Retail—8.26%
Amazon.com, Inc.B	6,757	4,566
priceline.com, Inc.B	2,893	3,688

		8,254

Media—1.66%
Twenty-First Century Fox, Inc., Class A	61,174	1,661

Multiline Retail—1.04%
Dollar General Corp.	14,428	1,037

Specialty Retail—6.18%
Advance Auto Parts, Inc.	12,045	1,813
GNC Holdings, Inc., Class A	36,354	1,128
Lowe’s Cos., Inc.	28,361	2,156
Restoration Hardware Holdings, Inc.B	13,537	1,076

		6,173

Textiles & Apparel—3.45%
NIKE, Inc., Class B	29,428	1,840
Under Armour, Inc., Class AB	19,952	1,608

		3,448

Total Consumer Discretionary		22,932

CONSUMER STAPLES—10.40%
Beverages—3.08%
Monster Beverage Corp.B	14,382	2,142
PepsiCo, Inc.	9,344	934

		3,076

Food & Drug Retailing—7.32%
Costco Wholesale Corp.	13,099	2,115
CVS Caremark Corp.	25,507	2,495
Mead Johnson Nutrition Co., Class A	13,627	1,076
Whole Foods Market, Inc.	48,488	1,624

		7,310

Total Consumer Staples		10,386

FINANCIALS—3.93%
Diversified Financials—3.93%
BlackRock, Inc., Class A	5,364	1,827
Greenhill & Co., Inc.	17,937	513
TD Ameritrade Holding Corp.	45,605	1,583

Total Financials		3,923

HEALTH CARE—14.51%
Biotechnology—6.02%
Biogen Idec, Inc.B	2,280	698
Gilead Sciences, Inc.	28,595	2,894
Medivation, Inc.	18,349	887
Quintiles Transnational Holdings, Inc.B	10,827	743
Vertex Pharmaceuticals, Inc.B	6,221	783

		6,005

Health Care Equipment & Supplies—2.89%
Medtronic PLCA	37,529	2,887

	Shares	Fair Value
		(000’s)
Health Care Providers & Services—4.12%
Cerner Corp.B	30,736	$1,849
DaVita HealthCare Partners, Inc.B	25,730	1,794
Envision Healthcare Holdings, Inc.B	18,283	475

		4,118

Pharmaceuticals—1.48%
Bristol-Myers Squibb Co.	21,498	1,479

Total Health Care		14,489

INDUSTRIALS—11.80%
Aerospace & Defense—3.32%
Boeing Co.	11,380	1,645
Precision Castparts Corp.	7,186	1,668

		3,313

Air Freight & Couriers—0.96%
United Parcel Service, Inc., Class B	9,957	958

Airlines—3.09%
Southwest Airlines Co.	71,638	3,085

Electrical Equipment—2.00%
Roper Industries, Inc.	10,546	2,002

Industrial Conglomerates—2.43%
Honeywell International, Inc.	23,409	2,424

Total Industrials		11,782

INFORMATION TECHNOLOGY—30.64%
Communications—1.76%
Facebook, Inc., Class AB	16,763	1,754

Communications Equipment—2.82%
Cisco Systems, Inc.	103,867	2,821

Computers & Peripherals—4.31%
Apple, Inc.	34,627	3,645
International Business Machines Corp.	4,788	659

		4,304

Internet Software & Services—4.73%
Alphabet, Inc., Class CB	6,227	4,726

IT Consulting & Services—6.66%
Automatic Data Processing, Inc.	10,859	920
IHS, Inc., Class AB	8,695	1,030
Visa, Inc., Class A	60,671	4,704

		6,654

Software—10.36%
Adobe Systems, Inc.B	42,561	3,997
Citrix Systems, Inc.B	47,580	3,599
Intuit, Inc.	11,664	1,126
Microsoft Corp.	29,451	1,634

		10,356

Total Information Technology		30,615

MATERIALS—1.27%
Chemicals—1.27%
Ecolab, Inc.	11,076	1,267

Total Common Stock (Cost $68,476)		95,394

See accompanying notes

American Beacon Holland Large Cap Growth FundSM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS—4.57% (Cost $4,564)
JPMorgan U.S. Government Money Market Fund, Capital Class	4,563,615	$4,564

TOTAL INVESTMENTS —100.07% (Cost $73,040)		99,958
LIABILITIES, NET OF OTHER ASSETS—(0.07%)		(73)

TOTAL NET ASSETS—100.00%		$99,885

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.

Futures Contracts Open on December 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index March Futures	Long	41	March 2016	$4,172,570	$20,633

				$4,172,570	$20,633

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
COMMON STOCK—99.51%
CONSUMER DISCRETIONARY—15.53%
Auto Components—0.95%
Motorcar Parts of America, Inc.A	143,330	$4,846

Commercial Services—0.92%
CEB, Inc.	76,600	4,702

Hotels, Restaurants & Leisure—6.80%
Buffalo Wild Wings, Inc.A	42,224	6,741
Chuy’s Holdings, Inc.A	156,991	4,920
Krispy Kreme Doughnuts, Inc.A	372,022	5,606
National CineMedia, Inc.B	578,855	9,094
Papa John’s International, Inc.	70,800	3,956
Potbelly Corp.A B C	374,800	4,389

		34,706

Leisure Equipment & Products—1.99%
Callaway Golf Co.	611,816	5,763
Sportsman’s Warehouse Holdings, Inc.A	341,829	4,410

		10,173

Media—2.12%
IMAX Corp.A	217,778	7,740
TiVo, Inc.A	358,800	3,096

		10,836

Specialty Retail—2.75%
Aaron’s, Inc.	143,200	3,206
Bright Horizons Family Solutions, Inc.A	28,000	1,870
Cabela’s, Inc.A C	57,800	2,701
Monro Muffler Brake, Inc.	94,140	6,235

		14,012

Total Consumer Discretionary		79,275

CONSUMER STAPLES—3.18%
Food & Drug Retailing—0.99%
United Natural Foods, Inc.A	127,740	5,028

Food Products—2.19%
Calavo Growers, Inc.	98,542	4,829
Inventure Foods, Inc.A B C	324,566	2,304
TreeHouse Foods, Inc.A	51,800	4,064

		11,197

Total Consumer Staples		16,225

ENERGY—4.55%
Energy Equipment & Services—3.28%
Core Laboratories N.V.C	25,600	2,784
Flotek Industries, Inc.A C	259,914	2,973
Forum Energy Technologies, Inc.A	166,500	2,075
PDC Energy, Inc.A	72,100	3,849
RigNet, Inc.A	146,706	3,035
RPC, Inc.C	167,300	1,999

		16,715

Oil & Gas—1.27%
Carrizo Oil & Gas, Inc.A	95,600	2,828
Rice Energy, Inc.A	262,400	2,860
Whiting Petroleum Corp.A	86,688	818

		6,506

Total Energy		23,221

FINANCIALS—9.28%
Banks—1.34%
East West Bancorp, Inc.	81,000	3,366

	Shares	Fair Value
		(000’s)
SVB Financial GroupA	29,000	$3,448

		6,814

Diversified Financials—6.18%
Cardtronics, Inc.A	182,753	6,150
Demandware, Inc.A	108,300	5,845
Encore Capital Group, Inc.A C	79,832	2,322
Euronet Worldwide, Inc.A	112,200	8,127
MarketAxess Holdings, Inc.	34,700	3,872
PRA Group, Inc.C	68,580	2,379
WisdomTree Investments, Inc.	182,100	2,855

		31,550

Insurance—1.76%
Hilltop Holdings, Inc.A	257,200	4,943
WEX, Inc.A	45,600	4,031

		8,974

Total Financials		47,338

HEALTH CARE—26.47%
Biotechnology—4.94%
Cepheid, Inc.A	175,200	6,400
MiMedx Group, Inc.A C	373,680	3,501
Myriad Genetics, Inc.A C	96,429	4,162
Neogen Corp.A	149,650	8,458
Repligen Corp.A	95,779	2,710

		25,231

Health Care Equipment & Supplies—5.47%
Abaxis, Inc.	87,281	4,860
ABIOMED, Inc.A	46,600	4,207
Bio-Techne Corp.	38,800	3,492
DexCom, Inc.A	26,600	2,179
Medidata Solutions, Inc.A	146,942	7,242
NuVasive, Inc.A	109,280	5,913

		27,893

Health Care Providers & Services—8.49%
AAC Holdings, Inc.A C	82,200	1,567
Acadia Healthcare Co., Inc.A	122,700	7,664
Advisory Board Co.A	155,825	7,730
HealthEquity, Inc.A	163,272	4,093
MAXIMUS, Inc.	64,200	3,611
Omnicell, Inc.A	93,300	2,900
PAREXEL International Corp.A	136,600	9,306
VCA Antech, Inc.A	117,555	6,466

		43,337

Pharmaceuticals—7.57%
Akorn, Inc.A	159,300	5,943
ICON PLCA D	128,500	9,985
Ligand Pharmaceuticals, Inc.	76,250	8,267
Pacira Pharmaceuticals, Inc.A	103,228	7,927
Proto Labs, Inc.A	102,405	6,522

		38,644

Total Health Care		135,105

INDUSTRIALS—11.32%
Aerospace & Defense—2.04%
Aerovironment, Inc.A	104,400	3,077
Astronics Corp.	110,895	4,514
Orbital ATK, Inc.	31,400	2,805

		10,396

Air Freight & Couriers—1.13%
Echo Global Logistics, Inc.A	164,900	3,363
HUB Group, Inc., Class AA	72,300	2,382

		5,745

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
Building Products—0.88%
Trex Co., Inc.A	118,300	$4,500

Commercial Services & Supplies—4.07%
CoStar Group, Inc.A	38,301	7,917
HMS Holdings Corp.A	422,969	5,219
WageWorks, Inc.A	168,042	7,624

		20,760

Diversified Manufacturing—0.67%
Acuity Brands, Inc.	14,600	3,413

Electrical Equipment—1.28%
Cognex Corp.	171,000	5,775
Power Solutions International, Inc.A C	39,843	762

		6,537

Machinery—0.81%
RBC Bearings, Inc.	64,300	4,153

Trading Companies & Distributors—0.44%
MSC Industrial Direct Co., Inc., Class A	39,945	2,248

Total Industrials		57,752

INFORMATION TECHNOLOGY—27.44%
Communications Equipment—0.85%
CalAmp Corp.A	218,659	4,358

Electronic Equipment & Instruments—1.17%
FLIR Systems, Inc.	94,400	2,650
Taser International, Inc.A C	192,100	3,321

		5,971

Internet Software & Services—4.83%
Athenahealth, Inc.A C	37,602	6,053
Fortinet, Inc.A	106,500	3,320
Global Eagle Entertainment, Inc.A	315,270	3,112
HealthStream, Inc.A B	192,514	4,235
Proofpoint, Inc.A	122,026	7,932

		24,652

IT Consulting & Services—1.63%
Tyler Technologies, Inc.	47,684	8,312

Semiconductor Equipment & Products—6.50%
8x8, Inc.A	535,000	6,127
Cavium, Inc.A	85,200	5,598
Integrated Device Technology, Inc.A	140,900	3,713
Microsemi Corp.	185,230	6,037
Power Integrations, Inc.	112,300	5,461
Rudolph Technologies, Inc.A	229,000	3,256
Semtech Corp.A	158,786	3,004

		33,196

Software—12.46%
Aspen Technology, Inc.A	141,348	5,337
CyberArk Software Ltd.A C	76,000	3,431
Envestnet, Inc.A	171,809	5,128
Guidewire Software, Inc.A	123,700	7,442
Imperva, Inc.A	39,100	2,475
inContact, Inc.A	399,300	3,809
Manhattan Associates, Inc.A	118,717	7,857
National Instruments Corp.	107,167	3,075
PROS Holdings, Inc.A	240,200	5,534
Qualys, Inc.A	152,100	5,033
SPS Commerce, Inc.A	60,918	4,277
Ultimate Software Group, Inc.A	39,500	7,723

	Shares	Fair Value
		(000’s)
VASCO Data Security International, Inc.A C	147,700	$2,471

		63,592

Total Information Technology		140,081

MATERIALS—1.74%
Chemicals—0.81%
Balchem Corp.	67,766	4,120

Metals & Mining—0.93%
Mueller Water Products, Inc., Class A	552,100	4,748

Total Materials		8,868

Total Common Stock (Cost $474,129)		507,865

SHORT-TERM INVESTMENTS—0.30% (Cost $1,539)
JPMorgan U.S. Government Money Market Fund, Capital Class	1,539,227	1,539

SECURITIES LENDING COLLATERAL—8.63%
DWS Government and Agency Securities Portfolio, Institutional Class	11,008,560	11,008
American Beacon U.S. Government Money Market Select Fund, Select Class E	33,025,680	33,026

Total Securities Lending Collateral (Cost $44,034)		44,034

TOTAL INVESTMENTS —108.44% (Cost $519,702)		553,438
LIABILITIES, NET OF OTHER ASSETS—(8.44%)		(43,071)

TOTAL NET ASSETS—100.00%		$510,367

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Illiquid Security. At period end, the amount of illiquid securities was $20,022 or 3.9% of net assets.
C	All or a portion of this security is on loan at December 31, 2015.
D	PLC - Public Limited Company.
E	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
COMMON STOCK—100.31%
CONSUMER DISCRETIONARY—21.66%
Auto Components—1.68%
LKQ Corp.A	44,850	$1,329
Mobileye N.V.A	12,400	524

		1,853

Automobiles—0.76%
Tesla Motors, Inc.A B	3,500	840

Hotels, Restaurants & Leisure—3.27%
Buffalo Wild Wings, Inc.A	8,750	1,397
National CineMedia, Inc.C	85,000	1,335
Papa John’s International, Inc.	15,550	869

		3,601

Household Durables—0.89%
Harman International Industries, Inc.	10,350	975

Internet & Catalog Retail—1.56%
Expedia, Inc.	5,268	655
TripAdvisor, Inc.A	12,450	1,061

		1,716

Media—4.29%
Cinemark Holdings, Inc.	32,300	1,080
IMAX Corp.A	45,662	1,623
Netflix, Inc.A	17,600	2,013

		4,716

Specialty Retail—8.20%
Aaron’s, Inc.	27,650	619
Bright Horizons Family Solutions, Inc.A	6,300	421
Cabela’s, Inc.A	13,800	645
CarMax, Inc.A	25,300	1,365
Copart, Inc.A	25,650	975
Ross Stores, Inc.	37,950	2,043
Tractor Supply Co.	14,850	1,270
Ulta Salon Cosmetics & Fragrance, Inc.	9,050	1,674

		9,012

Textiles & Apparel—1.01%
Under Armour, Inc., Class AA	13,800	1,112

Total Consumer Discretionary		23,825

CONSUMER STAPLES—5.18%
Beverages—3.67%
Brown-Forman Corp., Class B	17,230	1,711
Monster Beverage Corp.A	15,650	2,331

		4,042

Food & Drug Retailing—0.91%
United Natural Foods, Inc.A	25,350	998

Food Products—0.60%
White Waves Food Co.A	17,050	663

Total Consumer Staples		5,703

ENERGY—4.23%
Energy Equipment & Services—2.52%
Core Laboratories N.V.B	10,100	1,097
FMC Technologies, Inc.A	19,880	577
Oceaneering International, Inc.	17,100	642
RPC, Inc.B	38,300	458

		2,774

	Shares	Fair Value
		(000’s)
Oil & Gas—1.71%
Pioneer Natural Resources Co.	6,900	$866
Range Resources Corp.	22,150	545
Southwestern Energy Co.A B	40,660	289
Whiting Petroleum Corp.A	19,300	182

		1,882

Total Energy		4,656

FINANCIALS—6.48%
Banks—2.87%
East West Bancorp, Inc.	34,950	1,453
SVB Financial GroupA	14,300	1,699

		3,152

Diversified Financials—2.65%
Affiliated Managers Group, Inc.A	5,780	924
MarketAxess Holdings, Inc.	7,350	820
PRA Group, Inc.B	17,783	617
WisdomTree Investments, Inc.	35,600	558

		2,919

Insurance—0.96%
WEX, Inc.A	11,900	1,052

Total Financials		7,123

HEALTH CARE—22.21%
Biotechnology—3.80%
Alexion Pharmaceuticals, Inc.A	4,600	877
Cepheid, Inc.A	36,350	1,328
Medivation, Inc.	17,000	822
QIAGEN N.V.A	41,750	1,154

		4,181

Health Care Equipment & Supplies—9.28%
DexCom, Inc.A	5,200	426
Hologic, Inc.A	29,650	1,147
Idexx Laboratories, Inc.A	19,750	1,441
Illumina, Inc.A	11,000	2,112
Intuitive Surgical, Inc.A	1,450	792
Medidata Solutions, Inc.A	23,099	1,139
ResMed, Inc.	22,500	1,208
Sirona Dental Systems, Inc.	10,050	1,101
Varian Medical Systems, Inc.A	10,500	848

		10,214

Health Care Providers & Services—6.24%
Acadia Healthcare Co., Inc.A	13,800	862
Cerner Corp.A	29,980	1,804
Henry Schein, Inc.A	9,545	1,510
PAREXEL International Corp.A	19,000	1,294
VCA Antech, Inc.A	25,280	1,390

		6,860

Pharmaceuticals—2.89%
Akorn, Inc.A	23,750	886
ICON PLCA D	12,450	967
Pacira Pharmaceuticals, Inc.A	17,250	1,325

		3,178

Total Health Care		24,433

INDUSTRIALS—12.83%
Aerospace & Defense—1.14%
Orbital ATK, Inc.	14,000	1,251

Commercial Services & Supplies—5.28%
CoStar Group, Inc.A	9,220	1,905

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
HMS Holdings Corp.A	70,562	$871
Stericycle, Inc.A	13,750	1,658
Verisk Analytics, Inc.A	18,050	1,388

		5,822

Diversified Manufacturing—1.29%
Acuity Brands, Inc.	6,050	1,414

Electrical Equipment—2.85%
Cognex Corp.	34,100	1,151
IPG Photonics Corp.	8,950	798
Roper Industries, Inc.	4,050	769
Sensata Technologies Holding N.V.A	8,950	412

		3,130

Road & Rail—0.79%
J.B. Hunt Transport Services, Inc.	11,800	866

Trading Companies & Distributors—1.48%
Fastenal Co.B	22,760	929
MSC Industrial Direct Co., Inc., Class A	12,380	697

		1,626

Total Industrials		14,109

INFORMATION TECHNOLOGY—26.27%
Communications Equipment—1.63%
Palo Alto Networks, Inc.A	10,150	1,788

Electronic Equipment & Instruments—1.24%
FLIR Systems, Inc.	48,700	1,367

Internet Software & Services—6.28%
Akamai Technologies, Inc.A	16,150	850
Athenahealth, Inc.A	10,527	1,694
Fortinet, Inc.A	48,400	1,509
LinkedIn Corp., Class AA	3,500	788
MercadoLibre, Inc.B	13,200	1,509
Twitter, Inc.A	24,200	560

		6,910

IT Consulting & Services—1.60%
Alliance Data Systems Corp.A	3,800	1,051
IHS, Inc., Class AA	6,000	711

		1,762

Semiconductor Equipment & Products—4.67%
Cree, Inc.A	15,550	415
FEI Co.	14,387	1,148
Lam Research Corp.	8,368	665
Microchip Technology, Inc.	27,530	1,280
NXP Semiconductors N.V.A	7,300	615
Xilinx, Inc.	21,600	1,015

		5,138

Software—10.85%
Ansys, Inc.A	6,600	611
Aspen Technology, Inc.A	30,800	1,163
Autodesk, Inc.A	17,000	1,036
Cadence Design Systems, Inc.A	46,100	959
Check Point Software Technologies Ltd.A	14,400	1,172
FireEye, Inc.A	27,069	561
Inovalon Holdings, Inc., Class AA B	18,700	318
National Instruments Corp.	28,555	819
Red Hat, Inc.A	13,790	1,142
Salesforce.com, Inc.A	9,770	766
Splunk, Inc.A	11,900	700
Tableau Software, Inc., Class AA	12,400	1,168

	Shares	Fair Value
		(000’s)
Ultimate Software Group, Inc.A	7,700	$1,505

		11,920

Total Information Technology		28,885

MATERIALS—1.45%
Chemicals—1.45%
Airgas, Inc.	11,550	1,598

Total Common Stock (Cost $96,923)		110,332

SECURITIES LENDING COLLATERAL—4.38%
American Beacon U.S. Government Money Market Select Fund, Select Class E	3,611,273	3,611
DWS Government and Agency Securities Portfolio, Institutional Class	1,203,758	1,204

Total Securities Lending Collateral (Cost $4,815)		4,815

TOTAL INVESTMENTS —104.69% (Cost $101,738)		115,147
LIABILITIES, NET OF OTHER ASSETS—(4.69%)		(5,155)

TOTAL NET ASSETS—100.00%		$109,992

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at December 31, 2015.
C	Illiquid Security. At period end, the amount of illiquid securities was $1,335 or 1.2% of net assets.
D	PLC - Public Limited Company.
E	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2015 (in thousands, except share and per share amounts)

	Bahl &
	Gaynor		Holland	Stephens	Stephens
	Small Cap	Bridgeway	Large Cap	Small Cap	Mid-Cap
	Growth	Large Cap	Growth	Growth	Growth
	Fund	Value Fund	Fund	Fund	Fund
Assets:
Investments in unaffiliated securities, at fair value A C	$7,205	$2,280,390	$99,958	$520,412	$111,536
Investments in affiliated securities, at fair value B	—	—	—	33,026	3,611
Cash	—	288	—	—	1
Deposit with brokers for futures contracts	3	1,283	112	—	—
Dividends and interest receivable	11	2,563	59	26	5
Receivable for investments sold	—	28,382	28	2,277	2,454
Receivable for fund shares sold	—	19,477	8	839	39
Receivable for tax reclaims	—	—	—	1	—
Receivable for expense reimbursement (Note 2)	6	—	—	—	—
Receivable for variation margin on open futures contracts	1	—	21	—	—
Prepaid expenses	18	73	11	28	15

Total assets	7,244	2,332,456	100,197	556,609	117,661

Liabilities:
Payable for investments purchased	—	18,486	—	79	—
Payable for fund shares redeemed	—	5,146	191	1,036	2,017
Payable for variation margin from open futures contracts	—	5	—	—	—
Cash overdraft	—	—	—	552	—
Payable for expense reimbursement (Note 2)	—	3	—	2	5
Payable upon return of securities loaned	—	—	—	44,034	4,815
Payable for interfund loan	—	—	—	—	695
Management and investment advisory fees payable	3	703	38	296	53
Administrative service and service fees payable	3	1,010	44	158	40
Transfer agent fees payable	—	38	2	16	6
Custody and fund accounting fees payable	2	29	1	12	3
Professional fees payable	31	33	29	31	27
Trustee fees payable	—	—	—	—	1
Payable for prospectus and shareholder reports	1	40	2	23	7
Other liabilities	—	4	5	3	—

Total liabilities	40	25,497	312	46,242	7,669

Net Assets	$7,204	$2,306,959	$99,885	$510,367	$109,992

Analysis of Net Assets:
Paid-in-capital	7,431	2,292,396	73,564	475,020	92,371
Undistributed (or overdistribution of) net investment income	—	—	—	—	—
Accumulated net realized gain (loss)	(226)	(20,962)	(618)	1,611	4,212
Unrealized appreciation or (depreciation) of investments	(2)	35,531	26,918	33,736	13,409
Unrealized appreciation or (depreciation) of futures contracts	1	(6)	21	—	—

Net assets	$7,204	$2,306,959	$99,885	$510,367	$109,992

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	317,649	30,017,996	749,879	19,959,172	4,234,119

Y Class	266,833	18,267,764	13,530	9,519,197	137,303

Investor Class	49,231	43,187,358	3,237,555	3,938,421	937,364

A Class	44,957	6,541,744	52,605	581,563	882,082

C Class	30,885	3,823,061	32,511	172,062	138,999

Net assets (not in thousands):
Institutional Class	$3,231,461	$682,849,171	$18,600,679	$300,919,215	$76,666,136

Y Class	$2,711,465	$414,585,125	$333,682	$142,980,166	$2,479,918

Investor Class	$498,128	$977,719,149	$78,921,674	$55,921,959	$14,814,940

A Class	$454,614	$147,394,607	$1,271,340	$8,197,136	$13,907,563

C Class	$308,822	$84,411,378	$757,411	$2,348,424	$2,123,334

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2015 (in thousands, except share and per share amounts)

	Bahl &
	Gaynor		Holland	Stephens	Stephens
	Small Cap	Bridgeway	Large Cap	Small Cap	Mid-Cap
	Growth	Large Cap	Growth	Growth	Growth
	Fund	Value Fund	Fund	Fund	Fund
Net asset value, offering and redemption price per share:
Institutional Class	$10.17	$22.75	$24.80	$15.08	$18.11

Y Class	$10.16	$22.69	$24.66	$15.02	$18.06

Investor Class	$10.12	$22.64	$24.38	$14.20	$15.80

A Class	$10.11	$22.53	$24.17	$14.10	$15.77

A Class (offering price)	$10.73	$23.90	$25.64	$14.96	$16.73

C Class	$10.00	$22.08	$23.30	$13.65	$15.28

A Cost of investments in unaffiliated securities	$7,207	$2,244,859	$73,040	$486,676	$98,127
B Cost of investments in affiliated securities	$—	$—	$—	$33,026	$3,611
C Fair value of securities on loan	$—	$—	$—	$43,058	$4,716

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the year ended December 31, 2015 (in thousands)

	Bahl & Gaynor Small Cap Growth Fund	Bridgeway Large Cap Value Fund	Holland Large Cap Growth Fund	Stephens Small Cap Growth Fund	Stephens Mid-Cap Growth Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$111	$42,159	$1,161	$1,620	$561
Income derived from securities lending	—	—	—	930	45

Total investment income	111	42,159	1,161	2,550	606

Expenses:
Management and investment advisory fees (Note 2)	36	6,529	452	4,312	706
Administrative service fees (Note 2):
Institutional Class	10	1,465	57	1,032	277
Y Class	6	759	—	499	8
Investor Class	2	2,534	242	330	52
A Class	1	394	3	27	48
C Class	1	186	2	8	6
Transfer agent fees:
Institutional Class	1	205	2	155	55
Y Class	—	10	—	17	—
Investor Class	1	30	8	8	3
A Class	—	17	—	1	2
C Class	—	7	—	—	—
Custody and fund accounting fees	11	142	16	56	17
Professional fees	31	73	33	45	32
Registration fees and expenses	80	189	64	85	69
Service fees (Note 2):
Y Class	2	253	—	166	3
Investor Class	1	3,170	288	394	61
A Class	1	197	2	13	24
C Class	—	93	1	4	3
Distribution fees (Note 2):
A Class	1	328	3	22	40
C Class	2	620	7	27	20
Prospectus and shareholder report expenses	2	161	4	49	8
Trustee fees	—	114	6	38	8
Other expenses	6	72	10	31	5

Total expenses	195	17,548	1,200	7,319	1,447

Net fees waived and expenses reimbursed/(recouped) by Manager (Note 2)	(124)	185	—	(3)	—

Net expenses	71	17,733	1,200	7,316	1,447

Net investment income (loss)	40	24,426	(39)	(4,766)	(841)

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(66)	25,408	8,254	27,105	8,947
Commission recapture (Note 3)	—	—	3	—	—
Futures contracts	(57)	4,471	37	—	—
Change in net unrealized appreciation or (depreciation) of:
Investments	(230)	(85,791)	(1,920)	(48,149)	(9,578)
Futures contracts	(3)	163	(14)	—	—

Net gain (loss) from investments	(356)	(55,749)	6,360	(21,044)	(631)

Net increase (decrease) in net assets resulting from operations	$(316)	$(31,323)	$6,321	$(25,810)	$(1,472)

A Foreign taxes	—	—	—	2	3

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Bahl & Gaynor Small Cap Growth Fund		Bridgeway Large Cap Value Fund		Holland Large Cap Growth Fund
	Year Ended December 31, 2015	From July 15 to December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$40	$7	$24,426	$6,232	$(39)	$(134)
Net realized gain (loss) from investments, commission recapture, and futures contracts	(123)	6	29,879	15,953	8,294	10,306
Change in net unrealized appreciation or (depreciation) of investments and futures contracts	(233)	232	(85,628)	82,822	(1,934)	(3,617)

Net increase (decrease) in net assets resulting from operations	(316)	245	(31,323)	105,007	6,321	6,555

Distributions to Shareholders:
Net investment income:
Institutional Class	(18)	(5)	(8,277)	(2,129)	—	—
Y Class	(15)	(1)	(5,057)	(792)	—	—
Investor Class	(3)	—	(9,027)	(2,728)	—	—
A Class	(3)	—	(1,294)	(488)	—	—
C Class	(2)	—	(391)	(93)	—	—
Net realized gain from investments:
Institutional Class	(48)	—	(15,842)	(4,669)	(1,832)	(1,687)
Y Class	(41)	—	(9,510)	(1,747)	(35)	(7)
Investor Class	(7)	—	(23,035)	(10,006)	(8,194)	(7,647)
A Class	(8)	—	(3,478)	(1,551)	(136)	(97)
C Class	(5)	—	(2,016)	(496)	(84)	(59)
Return of capital:
Institutional Class	(3)	—	(76)	—	—	—
Y Class	(3)	—	(47)	—	—	—
Investor Class	(1)	—	(83)	—	—	—
A Class	(1)	—	(12)	—	—	—
C Class	—	—	(4)	—	—	—

Net distributions to shareholders	(158)	(6)	(78,149)	(24,699)	(10,281)	(9,497)

Capital Share Transactions:
Proceeds from sales of shares	5,716	791	1,721,211	895,125	6,243	12,416
Reinvestment of dividends and distributions	158	6	75,997	24,214	10,280	9,472
Cost of shares redeemed	(2,232)	—	(619,512)	(168,475)	(13,613)	(13,539)

Net increase in net assets from capital share transactions	3,642	797	1,177,696	750,864	2,910	8,349

Net increase (decrease) in net assets	3,168	1,036	1,068,224	831,172	(1,050)	5,407

Net Assets:
Beginning of period	4,036	3,000	1,238,735	407,563	100,935	95,528

End of Period *	$7,204	$4,036	$2,306,959	$1,238,735	$99,885	$100,935

*Includes undistributed (or overdistribution of) net investment income	$—	$1	$—	$—	$—	$—

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Stephens Small Cap		Stephens Mid-Cap
	Growth Fund		Growth Fund
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment (loss)	$(4,766)	$(4,912)	$(841)	$(790)
Net realized gain (loss) from investments	27,105	31,911	8,947	8,718
Change in net unrealized appreciation or (depreciation) from investments	(48,149)	(54,645)	(9,578)	(4,843)

Net increase (decrease) in net assets resulting from operations	(25,810)	(27,646)	(1,472)	3,085

Distributions to Shareholders:
Net realized gain from investments:
Institutional Class	(13,632)	(14,779)	(3,679)	(5,108)
Y Class	(6,447)	(7,036)	(120)	(185)
Investor Class	(2,688)	(6,460)	(795)	(1,310)
A Class	(397)	(420)	(832)	(1,127)
C Class	(113)	(122)	(114)	(130)

Net distributions to shareholders	(23,277)	(28,817)	(5,540)	(7,860)

Capital Share Transactions:
Proceeds from sales of shares	96,070	226,308	24,623	54,295
Reinvestment of dividends and distributions	22,809	28,166	5,393	7,117
Cost of shares redeemed	(250,985)	(215,176)	(41,701)	(44,790)

Net increase (decrease) in net assets from capital share transactions	(132,106)	39,298	(11,685)	16,622

Net increase (decrease) in net assets	(181,193)	(17,165)	(18,697)	11,847

Net Assets:
Beginning of period	691,560	708,725	128,689	116,842

End of Period *	$510,367	$691,560	$109,992	$128,689

*Includes undistributed (or overdistribution of) net investment income	$—	$—	$—	$—

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

1. Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of December 31, 2015, the Trust consists of twenty-five active series, five of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Holland Large Cap Growth Fund, American Beacon Stephens Small Cap Growth Fund, and American Beacon Stephens Mid-Cap Growth Fund. The remaining twenty active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing directly or through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)
C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Funds. Management fees paid by the Funds during the year ended December 31, 2015 were as follows (in thousands):

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts Paid to Manager
Bahl & Gaynor Small Cap Growth	0.56%	$36	$33	$3
Bridgeway Large Cap Value	0.37%	6,529	5,640	889
Holland Large Cap Growth	0.45%	452	401	51
Stephens Small Cap Growth	0.68%	4,312	3,892	420
Stephens Mid-Cap Growth	0.54%	706	636	70

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. Currently, the Manager receives 10% of such income. This fee is included in “Management and investment advisory fees” on the Statements of Operations. During the year ended December 31, 2015, securities lending fees paid to the Manager were $97,088 and $3,932 for the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds, respectively.

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to each Fund. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, A, and C Classes of the Funds.

Distribution Plans

The Funds, except for the A and C Classes, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to separately compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) or the U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively, the “Select Funds”). The Select Funds and the Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as the investment advisor to the Select Funds and receives management and administration fees totaling 0.10% of the average daily net assets of the Select Funds. During the year ended December 31, 2015, the Manager earned $43,828 and $3,989 from the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds’ securities lending collateral, respectively, invested in the Select Funds.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the year ended December 31, 2015, the Bahl & Gaynor Small Cap Growth Fund borrowed on average $609,739 for 6 days at 0.85% with interest charges of $75, the Bridgeway Large Cap Value Fund borrowed on average $1,429,773 for 2 days at 0.75% with interest charges of $59, the Stephens Small Cap Growth Fund borrowed on average $2,943,490 for 30 days at 0.78% with interest charges of $1,887 and the Stephens Mid-Cap Growth Fund borrowed on average $1,073,233 for 8 days at 0.91% with interest charges of $197. These amounts are recorded as “Other Expenses” on the Statements of Operations herein. For the year ended December 31, 2015, the Stephens Mid-Cap Growth Fund had “Payable for interfund loan” of $695,343.

Expense Reimbursement Plan

The Manager agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded a Fund’s expense cap. For the year ended December 31, 2015, the Manager waived or reimbursed expenses as follows:

		Expense Cap
Fund	Class	1/1/15 to 4/30/15	5/1/15 to 12/31/15	Reimbursed or (Recovered) Expenses	Expiration
Bahl & Gaynor Small Cap Growth	Institutional	0.98%	0.98%	$69,594	2018
Bahl & Gaynor Small Cap Growth	Y	1.08%	1.08%	33,058	2018
Bahl & Gaynor Small Cap Growth	Investor	1.36%	1.36%	10,864	2018
Bahl & Gaynor Small Cap Growth	A	1.38%	1.38%	5,968	2018
Bahl & Gaynor Small Cap Growth	C	2.13%	2.13%	4,344	2018
Bridgeway Large Cap Value	Institutional	0.84%	N/A	(184,868)	2018
Holland Large Cap Growth	Institutional	N/A	N/A	(469)	2018
Holland Large Cap Growth	Y	N/A	0.99%	64	2018
Holland Large Cap Growth	A	1.29%	1.29%	40	2018
Holland Large Cap Growth	C	2.04%	2.04%	66	2018
Stephens Small Cap Growth	Institutional	1.09%	N/A	(284)	2018
Stephens Small Cap Growth	Investor	1.35%	N/A	9,249	2018
Stephens Small Cap Growth	A	1.49%	N/A	(3,867)	2018
Stephens Small Cap Growth	C	2.24%	N/A	(1,599)	2018
Stephens Mid-Cap Growth	Institutional	0.99%	0.99%	13,444	2018
Stephens Mid-Cap Growth	Y	1.09%	N/A	(931)	2018
Stephens Mid-Cap Growth	Investor	1.37%	N/A	(6,278)	2018
Stephens Mid-Cap Growth	A	1.39%	1.39%	(5,405)	2018
Stephens Mid-Cap Growth	C	2.14%	2.14%	(656)	2018

Of these amounts, $2,767, $32, $1,629, and $4,585 were payable to the Manager at December 31, 2015 for the Bridgeway Large Cap Value, Holland Large Cap Growth, Stephens Small Cap Growth, and Stephens Mid-Cap Growth Funds, respectively. $6,611 was receivable from the Manager at December 31, 2015 for the Bahl and Gaynor Small Cap Growth Fund. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are unlikely.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Bahl & Gaynor Small Cap Growth	$—	$132,904	$—	2017
Bridgeway Large Cap Value	108,638	—	—	2015
Bridgeway Large Cap Value	76,230	—	—	2016
Holland Large Cap Growth	469	—	6,532	2015
Holland Large Cap Growth	—	104	—	2016
Holland Large Cap Growth	—	156	—	2017
Stephens Small Cap Growth	5,465	—	4,046	2015
Stephens Small Cap Growth	285	55,745	—	2016
Stephens Mid-Cap Growth	13,270	—	76,967	2015
Stephens Mid-Cap Growth	—	60,289	—	2016
Stephens Mid-Cap Growth	—	38,647	—	2017

The Manager recovered expenses from various classes of the Bridgeway Large Cap Value, Holland Large Cap Growth, Stephens Small Cap Growth, and Stephens Mid-Cap Growth Funds during the year ended December 31, 2015 as follows:

Fund	Class	Excess Expense Carryover	Expiration of Reimbursed Expenses
Bridgeway Large Cap Value	Institutional	$108,638	2015
Bridgeway Large Cap Value	Institutional	76,230	2016
Holland Large Cap Growth	Institutional	469	2015
Stephens Small Cap Growth	Institutional	285	2016
Stephens Small Cap Growth	A	3,867	2015
Stephens Small Cap Growth	C	1,598	2015
Stephens Mid-Cap Growth	Y	931	2015
Stephens Mid-Cap Growth	Investor	6,278	2015
Stephens Mid-Cap Growth	A	5,405	2015
Stephens Mid-Cap Growth	C	656	2015

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the year ended December 31, 2015, Foreside collected $775, $109,023, $544, $3,886, and $2,917 for Bahl & Gaynor Small Cap Growth, Bridgeway Large Cap Value, Holland Large Cap Growth, Stephens Small Cap Growth, and Stephens Mid-Cap Growth Funds, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended December 31, 2015, CDSC fees of $1,000 and $96 were collected for the Bridgeway Large Cap Value and Stephens Small Cap Growth Funds, respectively.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended December 31, 2015, CDSC fees of $101, $19,344, $181, $17, and $5,425 were collected for the Bahl & Gaynor Small Cap Growth, Bridgeway Large Cap Value, Holland Large Cap Growth, Stephens Small Cap Growth, and Stephens Mid-Cap Growth Funds, respectively.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

(closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the year ended December 31, 2015, there were no transfers between levels.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

As of December 31, 2015, the investments were classified as described below (in thousands):

Bahl & Gaynor Small Cap Growth Fund*	Level 1	Level 2	Level 3	Total
Common Stock	$7,019	$—	$—	$7,019
Short-Term Investments – Money Market Funds	186	—	—	186

Total Investments in Securities	$7,205	$—	$—	$7,205

Financial Derivative Instruments
Futures Contracts	$1	$—	$—	$1

Bridgeway Large Cap Value Fund*	Level 1	Level 2	Level 3	Total
Common Stock	$2,239,515	$—	$—	$2,239,515
Short-Term Investments – Money Market Funds	40,875	—	—	40,875

Total Investments in Securities	$2,280,390	$—	$—	$2,280,390

Financial Derivative Instruments
Futures Contracts	$(6)	$—	$—	$(6)

Holland Large Cap Growth Fund*	Level 1	Level 2	Level 3	Total
Common Stock	$95,394	$—	$—	$95,394
Short-Term Investments – Money Market Funds	4,564	—	—	4,564

Total Investments in Securities	$99,958	$—	$—	$99,958

Financial Derivative Instruments
Futures Contracts	$21	$—	$—	$21

Stephens Small Cap Growth Fund*	Level 1	Level 2	Level 3	Total
Common Stock	$507,865	$—	$—	$507,865
Short-Term Investments – Money Market Funds	1,539	—	—	1,539
Securities Lending Collateral invested in Money Market Funds	44,034	—	—	44,034

Total Investments in Securities	$553,438	$—	$—	$553,438

Stephens Mid-Cap Growth Fund*	Level 1	Level 2	Level 3	Total
Common Stock	$110,332	$—	$—	$110,332
Securities Lending Collateral invested in Money Market Funds	4,815	—	—	4,815

Total Investments in Securities	$115,147	$—	$—	$115,147

*	Refer to the Schedule of Investments for industry information.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain or loss in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

American Depositary Receipts (ADRs)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Funds shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the year ended December 31, 2015, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Future Contracts Outstanding:
Fund	Year Ended December 31, 2015
Bahl & Gaynor Small Cap Growth	3
Bridgeway Large Cap Value	335
Holland Large Cap Growth	26

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1):

Fair Values of financial derivative instruments not accounted for as hedging instruments as of December 31, 2015:

Statements of Assets and Liabilities:	Derivative	Bahl & Gaynor Small Cap Growth	Bridgeway Large Cap Value	Holland Large Cap Growth
Receivable for variation margin from open futures contracts(2)	Equity Contracts	$1	$—	$21
Payable for variation margin from open futures contracts(2)	Equity Contracts	—	(6)	—

The effect of financial derivative instruments not accounted for as hedging instruments during the year ended December 31, 2015:

Statements of Operations:	Derivative	Bahl & Gaynor Small Cap Growth	Bridgeway Large Cap Value	Holland Large Cap Growth
Net realized gain (loss) from futures contracts	Equity Contracts	$(57)	$4,471	$37
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	(3)	163	(15)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investment footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

If the Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Funds, or, in the case of hedging positions, that the Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as “Deposits with brokers for futures contracts”. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, such as International Swaps and Derivatives Association (“ISDA”) agreements, Master Repo Agreements and Master Forward Agreements which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2015 (in thousands).

Bahl & Gaynor Small Cap Growth Fund

Offsetting of Financial Assets and Derivative Assets as of December 31, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Futures Contracts(1)	$1	$—	$1

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of December 31, 2015:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.(1)	$1	$—	$—	$1

(1)	The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.

Bridgeway Large Cap Value Fund

Offsetting of Financial Liabilities and Derivative Liabilities as of December 31, 2015:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts(1)	$6	$—	$6

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty as of December 31, 2015:

	Net amount of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.(1)	$6	$—	$—	$6

(1)	The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.

Holland Large Cap Growth Fund

Offsetting of Financial Assets and Derivative Assets as of December 31, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Futures Contracts(1)	$21	$—	$21

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of December 31, 2015:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.(1)	$21	$—	$—	$21

(1)	The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

Stephens Small Cap Growth

Offsetting of Financial Assets and Derivative Assets as of December 31, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Securities on Loan	$43,058	$—	$43,058

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of December 31, 2015:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(1)	Net Amount
Barclays Capital, Inc.	$4,357	$—	$(4,357)	$—
Citigroup Global Markets, Inc.	218	—	(218)	—
Credit Suisse Securities (USA)	6,093	—	(6,093)	—
Goldman, Sachs & Co.	2,383	—	(2,383)	—
JPMorgan Clearing Corp.	2,375	—	(2,375)	—
MS Securities Services Inc.	15,480	—	(15,480)	—
National Financial Services Corp. (NFS)	9,626	—	(9,626)	—
Scotia Capital USA Inc.	2,355	—	(2,355)	—
UBS Securities LLC	171	—	(171)	—

	$43,058	$—	$(43,058)	$—

(1)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $44,034 has been received in connection with securities lending transactions.

Stephens Mid-Cap Growth

Offsetting of Financial Assets and Derivative Assets as of December 31, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Securities on Loan	$4,716	$—	$4,716

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of December 31, 2015:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co	$1,081	$—	$(1,081)	$—
JP Morgan Clearing Corp	405	—	(405)	—
MS Securities Services Inc.	429	—	(429)	—
National Financial Services Corp (NFS)	2,545	—	(2,545)	—
SG Americas Securities, LLC	256	—	(256)	—

	$4,716	$—	$(4,716)	$—

(1)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $4,815 has been received in connection with securities lending transactions.

7. Federal Income and Excise Taxes

It is the policy of the Funds to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Funds are treated as a single entity for the purpose of determining such qualification.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

A Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

The tax character of distributions paid were as follows (in thousands):

	Bahl & Gaynor Small Cap Growth		Bridgeway Large Cap Value		Holland Large Cap Growth
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014
Distributions paid from:
Ordinary income*
Institutional Class	$21	$5	$8,277	$4,256	$—	$4
Y Class	18	1	5,057	1,588	—	—
Investor Class	4	—	9,027	7,289	—	18
A Class	4	—	1,294	1,195	—	1
C Class	2	—	391	319	—	—
Long-term capital gain
Institutional Class	45	—	15,842	2,542	1,832	1 683
Y Class	38	—	9,510	951	35	7
Investor Class	6	—	23,035	5,445	8,194	7 629
A Class	7	—	3,478	844	136	96
C Class	5	—	2,016	270	84	59
Return of capital
Institutional Class	3	—	76	—	—	—
Y Class	3	—	47	—	—	—
Investor Class	1	—	83	—	—	—
A Class	1	—	12	—	—	—
C Class	—	—	4	—	—	—

Total distributions paid	$158	$6	$78,149	$24,699	$10,281	$9,497

	Stephens Small Cap Growth		Stephens Mid-Cap Growth
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014
Distributions paid from:
Ordinary income*
Institutional Class	$—	$—	$—	$—
Y Class	—	—	—	—
Investor Class	—	—	—	—
A Class	—	—	—	—
C Class	—	—	—	—
Long-term capital gain
Institutional Class	13,632	14,779	3,679	5,108
Y Class	6,447	7,036	120	185
Investor Class	2,688	6,460	795	1,310
A Class	397	420	832	1,127
C Class	113	122	114	130

Total distributions paid	$23,277	$28,817	$5,540	$7,860

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

As of December 31, 2015 the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	Bahl & Gaynor Small Cap Growth	Bridgeway Large Cap Value	Holland Large Cap Growth	Stephens Small Cap Growth	Stephens Mid-Cap Growth
Cost basis of investments for federal income tax purposes	$7,430	$2,244,859	$73,155	$522,912	$102,168
Unrealized appreciation	468	154,280	28,918	84,589	22,863
Unrealized depreciation	(693)	(118,749)	(2,115)	(54,063)	(9,884)

Net unrealized appreciation or (depreciation)	(225)	35,531	26,803	30,526	12,979
Undistributed ordinary income	—	—	—	—	—
Accumulated capital and other losses	(2)	(20,968)	(482)	—	—
Undistributed long-term capital gain	—	—	—	4,821	4,642

Distributable earnings or (deficits)	$(227)	$14,563	$26,321	$35,347	$17,621

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from the reclassifications of income from real estate investment securities, net operating losses used to offset short-term capital gains, non-utilization of net operating losses, return of capital, and dividends that have been reclassed as of December 31, 2015 (in thousands):

	Bahl & Gaynor Small Cap Growth	Bridgeway Large Cap Value	Holland Large Cap Growth	Stephens Small Cap Growth	Stephens Mid-Cap Growth
Paid-in-capital	$—	$—	$(39)	$(4,765)	$(841)
Undistributed (or overdistribution of) net investment income	—	(380)	39	4,766	841
Accumulated net realized gain (loss)	—	380	—	(1)	—
Unrealized appreciation or (depreciation) of investments and futures contracts	—	—	—	—	—
For the fiscal year ended December 31, 2015, the Funds did not have capital loss carryforwards.

Net capital losses (in thousands) incurred after October 31, 2015 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2015, the Bahl & Gaynor Small Cap Growth Fund deferred $23 of short-term capital loss and $21 of long-term capital gain, the Bridgeway Large Cap Value Fund deferred $9,888 of short-term capital loss and $11,080 of long-term capital loss, and the Holland Large Cap Growth Fund deferred $135 of short-term capital loss and $347 of long-term capital loss to January 1, 2016.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 2015 were as follows (in thousands):

	Bahl & Gaynor Small Cap Growth	Bridgeway Large Cap Value	Holland Large Cap Growth	Stephens Small Cap Growth	Stephens Mid-Cap Growth
Purchases (excluding U.S. government securities)	$6,788	$1,833,479	$23,611	$156,310	$23,462
Sales and maturities (excluding U.S. government securities)	3,267	741,742	31,566	319,695	36,118

A summary of the Funds’ security lending collateral transactions in the Select Funds for the year ended December 31, 2015 is set forth below ( in thousands):

Fund	Affiliate	December 31, 2014 Shares/Fair Value	Purchases	Sales	December 31, 2015 Shares/Fair Value	Dividend Income
Stephens Small Cap Growth	USG Select Fund	$43,153	$254,513	$264,641	$33,025	$3
Stephens Mid-Cap Growth	USG Select Fund	5,242	57,456	59,087	3,611	—

9. Securities Lending

The Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments as designated by the Manager.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2015, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fund	Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
Stephens Small Cap Growth	$43,058	$—	$44,034
Stephens Mid-Cap Growth	4,716	—	4,815

Cash collateral is listed on the Stephens Small Cap Growth and Stephens Mid-Cap Growth Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments, grossed up by the securities lending fees paid to the Manager, is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedules of Investments or Statements of Assets and Liabilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (dollars and shares (in thousands):

For the Year Ended December 31, 2015

	Institutional Class		Y Class		Investor Class
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	27	$291	255	$2,733	176	$1,814
Reinvestment of dividends	7	69	6	58	1	11
Shares redeemed	(6)	(59)	(30)	(314)	(150)	(1,482)

Net increase in shares outstanding	28	$301	231	$2,477	27	$343

	A Class		C Class
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	64	$686	18	$192
Reinvestment of dividends	1	13	1	7
Shares redeemed	(35)	(365)	(1)	(12)

Net increase in shares outstanding	30	$334	18	$187

	Institutional Class		Y Class		Investor Class
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,824	$493,978	16,261	$385,881	28,445	$676,887
Reinvestment of dividends	1,050	23,860	608	13,790	1,418	32,070
Shares redeemed	(4,986)	(118,434)	(3,599)	(85,147)	(14,804)	(351,506)

Net increase in shares outstanding	16,888	$399,404	13,270	$314,524	15,059	$357,451

	A Class		C Class
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	4,373	$103,916	2,607	$60,549
Reinvestment of dividends	193	4,339	88	1,938
Shares redeemed	(2,408)	(57,244)	(313)	(7,181)

Net increase in shares outstanding	2,158	$51,011	2,382	$55,306

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

	Institutional Class		Y Class		Investor Class
Holland Large Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	41	$1,045	10	$282	157	$4,211
Reinvestment of dividends	74	1,832	2	35	336	8,193
Shares redeemed	(64)	(1,774)	(1)	(24)	(429)	(11,433)

Net increase in shares outstanding	51	$1,103	11	$293	64	$971

	A Class		C Class
Holland Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	17	$455	10	$250
Reinvestment of dividends	6	136	4	84
Shares redeemed	(10)	(261)	(5)	(121)

Net increase in shares outstanding	13	$330	9	$213

	Institutional Class		Y Class		Investor Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,369	$56,084	1,841	$30,029	530	$8,403
Reinvestment of dividends	887	13,334	420	6,299	189	2,679
Shares redeemed	(6,014)	(100,387)	(3,132)	(51,053)	(6,153)	(96,717)

Net (decrease) in shares outstanding	(1,758)	$(30,969)	(871)	$(14,725)	(5,434)	$(85,635)

	A Class		C Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	87	$1,393	11	$161
Reinvestment of dividends	27	388	8	109
Shares redeemed	(154)	(2,402)	(29)	(426)

Net (decrease) in shares outstanding	(40)	$(621)	(10)	$(156)

	Institutional Class		Y Class		Investor Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	919	$18,187	32	$653	29	$512
Reinvestment of dividends	203	3,650	6	114	49	777
Shares redeemed	(1,441)	(28,147)	(63)	(1,225)	(293)	(5,071)

Net (decrease) in shares outstanding	(319)	$(6,310)	(25)	$(458)	(215)	$(3,782)

	A Class		C Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	267	$4,587	40	$684
Reinvestment of dividends	48	745	7	107
Shares redeemed	(407)	(6,870)	(23)	(388)

Net increase (decrease) in shares outstanding	(92)	$(1,538)	24	$403

For the year ended December 31, 2014

	Institutional Class		Y Class		Investor Class
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	29	$295	26	$276	12	$130
Reinvestment of dividends	1	5	—	1	—	—
Shares redeemed	—	—	—	—	—	—

Net increase in shares outstanding	30	$300	26	$277	12	$130

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

	A Class		C Class
Bahl & Gaynor Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	5	$55	4	$35
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	5	$55	4	$35

	Institutional Class		Y Class		Investor Class
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,620	$243,491	4,580	$105,825	19,278	$435,281
Reinvestment of dividends	282	6,758	100	2,387	532	12,696
Shares redeemed	(1,508)	(34,472)	(615)	(14,093)	(4,560)	(103,940)

Net increase in shares outstanding	9,394	$215,777	4,065	$94,119	15,250	$344,037

	A Class		C Class
Bridgeway Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,516	$80,273	1,342	$30,255
Reinvestment of dividends	78	1,862	22	511
Shares redeemed	(685)	(15,181)	(35)	(789)

Net increase in shares outstanding	2,909	$66,954	1,329	$29,977

	Institutional Class		Y Class		Investor Class
Holland Large Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	30	$790	1	$20	406	$11,224
Reinvestment of dividends	64	1,687	—	7	296	7,645
Shares redeemed	(8)	(226)	(1)	(30)	(466)	(12,671)

Net increase (decrease) in shares outstanding	86	$2,251	—	$(3)	236	$6,198

	A Class		C Class
Holland Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	11	$290	4	$92
Reinvestment of dividends	4	92	2	41
Shares redeemed	(14)	(373)	(9)	(239)

Net increase (decrease) in shares outstanding	1	$9	(3)	$(106)

	Institutional Class		Y Class		Investor Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,803	$133,916	3,053	$52,340	2,277	$36,690
Reinvestment of dividends	865	14,382	412	6,840	408	6,431
Shares redeemed	(4,750)	(80,142)	(4,766)	(78,398)	(3,312)	(52,961)

Net increase (decrease) in shares outstanding	3,918	$68,156	(1,301)	$(19,218)	(627)	$(9,840)

	A Class		C Class
Stephens Small Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	149	$2,425	59	$937
Reinvestment of dividends	25	401	7	112
Shares redeemed	(200)	(3,184)	(31)	(491)

Net increase (decrease) in shares outstanding	(26)	$(358)	35	$558

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

	Institutional Class		Y Class		Investor Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,114	$42,235	146	$2,898	200	$3,555
Reinvestment of dividends	258	4,995	8	155	71	1,224
Shares redeemed	(1,018)	(20,206)	(77)	(1,500)	(929)	(15,848)

Net increase (decrease) in shares outstanding	1,354	$27,024	77	$1,553	(658)	$(11,069)

	A Class		C Class
Stephens Mid-Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	269	$4,753	49	$854
Reinvestment of dividends	38	643	6	100
Shares redeemed	(377)	(6,640)	(34)	(596)

Net increase (decrease) in shares outstanding	(70)	$(1,244)	21	$358

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American Beacon Bahl & Gaynor Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class				Y Class				Investor Class
	Year Ended Dec. 31, 2015		July 15A to Dec. 31, 2014		Year Ended Dec. 31, 2015		July 15A to Dec. 31, 2014		Year Ended Dec. 31, 2015		July 15A to Dec. 31, 2014
Net asset value, beginning of period	$10.71		$10.00		$10.71		$10.00		$10.69		$10.00

Income from investment operations:
Net investment income (loss)	0.08		0.02		0.06		0.01		0.05		0.01
Net gains (losses) on investments (both realized and unrealized)	(0.39)		0.71		(0.38)		0.72		(0.39)		0.70

Total income (loss) from investment operations	(0.31)		0.73		(0.32)		0.73		(0.34)		0.71

Less distributions:
Dividends from net investment income	(0.06)		(0.02)		(0.06)		(0.02)		(0.06)		(0.02)
Distributions from net realized gains	(0.16)		—		(0.16)		—		(0.16)		—
Return of capital	(0.01	)F	—		(0.01	)F	—		(0.01	)F	—

Total distributions	(0.23)		(0.02)		(0.23)		(0.02)		(0.23)		(0.02)

Net asset value, end of period	$10.17		$10.71		$10.16		$10.71		$10.12		$10.69

Total return B	(2.96)%		7.28	%C	(3.05)%		7.28	%C	(3.25)%		7.08	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$3,231		$3,103		$2,711		$388		$498		$239
Ratios to average net assets:
Expenses, before reimbursements	3.04%		8.98	%D	2.76%		11.71	%D	3.19%		12.62	%D
Expenses, net of reimbursements	0.98%		0.98	%D	1.08%		1.08	%D	1.36%		1.36	%D
Net investment (loss), before expense reimbursements	(1.33)%		(7.51	)%D	(0.98)%		(10.06	)%D	(1.47)%		(11.12	)%D
Net investment income (loss), net of reimbursements	0.72%		0.49	%D	0.70%		0.57	%D	0.35%		0.14	%D
Portfolio turnover rate	54%		12	%E	54%		12	%E	54%		12	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from July 15, 2014 to December 31, 2014, and is not annualized.
F	The return of capital is calculated based on outstanding shares at the time of distribution.

American Beacon Bahl & Gaynor Small Cap GrowthSM

Financial Highlights

(For a share outstanding throughout the period)

A Class				C Class
Year Ended Dec. 31, 2015		July 15A to Dec. 31, 2014		Year Ended Dec. 31, 2015		July 15 A to Dec. 31, 2014
$10.69		$10.00		$10.65		$10.00

0.03		0.00		(0.01)		(0.02)
(0.38)		0.71		(0.41)		0.69

(0.35)		0.71		(0.42)		0.67

(0.06)		(0.02)		(0.06)		(0.02)
(0.16)		—		(0.16)		—
(0.01	)F	—		(0.01	)F	—

(0.23)		(0.02)		(0.23)		(0.02)

$10.11		$10.69		$10.00		$10.65

(3.34)%		7.08	%C	(4.01)%		6.68	%C

$455		$164		$309		$142

2.88%		13.84	%D	3.84%		13.72	%D
1.38%		1.38	%D	2.13%		2.13	%D
(1.08)%		(12.35	)%D	(2.09)%		(12.23	)%D
0.41%		0.10	%D	(0.38)%		(0.64	)%D
54%		12	%E	54%		12	%E

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Year Ended December 31,				Six Months Ended Dec. 31, 2012		Year Ended June 30,
	2015		2014	2013			2012	2011
Net asset value, beginning of period	$23.89		$21.39	$15.85	$14.80		$14.62	$11.44

Income from investment operations:
Net investment income	0.28		0.10	0.11	0.20		0.24	0.20	A
Net gains (losses) on investments (both realized and unrealized)	(0.58)		2.94	5.87	1.14		0.12	3.21

Total income (loss) from investment operations	(0.30)		3.04	5.98	1.34		0.36	3.41

Less distributions:
Dividends from net investment income	(0.29)		(0.17)	(0.11)	(0.29)		(0.18)	(0.23)
Distributions from net realized gains	(0.55)		(0.37)	(0.33)	—		—	—
Return of capital	(0.00	)G	—	—	—		—	—

Total distributions	(0.84)		(0.54)	(0.44)	(0.29)		(0.18)	(0.23)

Net asset value, end of period	$22.75		$23.89	$21.39	$15.85		$14.80	$14.62

Total return B	(1.23)%		14.18%	37.77%	9.04	%C	2.60%	30.02%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$682,849		$313,661	$79,889	$26,669		$26,950	$29,647
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.75%		0.79%	1.01%	1.73	%D	1.30%	1.17%
Expenses, net of reimbursements or recoupments	0.79%		0.84%	0.84%	0.84	%D	0.82%	0.84%
Net investment income (loss), before reimbursements or recoupments	1.61%		1.08%	0.98%	1.38	%D	1.17%	1.17%
Net investment income (loss), net of reimbursements or recoupments	1.57%		1.04%	1.16%	2.27	%D	1.66%	1.50%
Portfolio turnover rate	43%		31%	38%	21	%C	36%	43%

A	Per share amounts calculated based on average daily shares outstanding during the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Commencement of operations.
F	Portfolio turnover rate is for the period from July 1, 2011 to June 30, 2012.
G	The return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class								Investor Class								A Class
Year Ended December 31,				Six Months Ended Dec. 31, 2012		Feb. 3E to June 30, 2012		Year Ended December 31,				Six Months Ended Dec. 31, 2012		Feb. 3E to June 30, 2012		Year Ended December 31,				Six Months Ended Dec. 31, 2012		Feb. 3E to June 30, 2012
2015		2014	2013					2015		2014	2013					2015		2014	2013
$23.84		$21.35	$15.84	$14.80		$14.46		$23.77		$21.28	$15.81	$14.78		$14.46		$23.66		$21.22	$15.78	$14.77		$14.46

0.27		0.13	0.22	0.07		0.09		0.25		0.14	0.21	0.12		0.03		0.27		0.09	0.19	0.15		0.01
(0.57)		2.90	5.72	1.26		0.25		(0.61)		2.82	5.68	1.19		0.29		(0.64)		2.84	5.64	1.15		0.30

(0.30)		3.03	5.94	1.33		0.34		(0.36)		2.96	5.89	1.31		0.32		(0.37)		2.93	5.83	1.30		0.31

(0.30)		(0.17)	(0.10)	(0.29)		—		(0.22)		(0.10)	(0.09)	(0.28)		—		(0.21)		(0.12)	(0.06)	(0.29)		—
(0.55)		(0.37)	(0.33)	—		—		(0.55)		(0.37)	(0.33)	—		—		(0.55)		(0.37)	(0.33)	—		—
(0.00	)G	—	—	—		—		(0.00	)G	—	—	—		—		(0.00	)G	—	—	—		—

(0.85)		(0.54)	(0.43)	(0.29)		—		(0.77)		(0.47)	(0.42)	(0.28)		—		(0.76)		(0.49)	(0.39)	(0.29)		—

$22.69		$23.84	$21.35	$15.84		$14.80		$22.64		$23.77	$21.28	$15.81		$14.78		$22.53		$23.66	$21.22	$15.78		$14.77

(1.26)%		14.15%	37.55%	8.98	%C	2.35	%C	(1.51)%		13.89%	37.28%	8.84	%C	2.21	%C	(1.56)%		13.76%	37.01%	8.78	%C	2.14	%C

$414,585		$119,162	$19,914	$36		$5		$977,719		$668,659	$274,114	$489		$215		$147,395		$103,717	$31,300	$311		$276

0.81%		0.84%	0.93%	3.75	%D	144.38	%D	1.09%		1.11%	1.08%	2.26	%D	18.30	%D	1.12%		1.19%	1.38%	2.21	%D	15.39	%D
0.81%		0.85%	0.94%	0.93	%D	0.94	%D	1.09%		1.11%	1.09%	1.21	%D	1.22	%D	1.12%		1.21%	1.34%	1.33	%D	1.34	%D

1.55%		1.03%	1.07%	(0.51	)%D	(141.90	)%D	1.28%		0.76%	0.95%	1.00	%D	(15.48	)%D	1.25%		0.69%	0.61%	0.90	%D	(13.13	)%D

1.55%		1.03%	1.06%	2.31	%D	1.54	%D	1.28%		0.76%	0.94%	2.05	%D	1.59	%D	1.25%		0.67%	0.66%	1.78	%D	0.92	%D
43%		31%	38%	21	%C	36	%F	43%		31%	38%	21	%C	36	%F	43%		31%	38%	21	%C	36	%F

American Beacon Bridgeway Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,				Six Months Ended Dec. 31, 2012		Feb. 3E to June 30, 2012
	2015		2014	2013
Net asset value, beginning of period	$23.27		$21.00	$15.70	$14.73		$14.46

Income from investment operations:
Net investment income	0.13		0.02	0.18	0.09		0.02
Net gains (losses) on investments (both realized and unrealized)	(0.66)		2.69	5.47	1.17		0.25

Total income (loss) from investment operations	(0.53)		2.71	5.65	1.26		0.27

Less distributions:
Dividends from net investment income	(0.11)		(0.07)	(0.02)	(0.29)		—
Distributions from net realized gains	(0.55)		(0.37)	(0.33)	—		—
Return of capital	(0.00	)G	—	—	—		—

Total distributions	(0.66)		(0.44)	(0.35)	(0.29)		—

Net asset value, end of period	$22.08		$23.27	$21.00	$15.70		$14.73

Total return B	(2.27)%		12.88%	36.02%	8.54	%C	1.87	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$84,411		$33,536	$2,346	$20		$14
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.87%		1.92%	2.13%	6.81	%D	64.88	%D
Expenses, net of reimbursements or recoupments	1.87%		1.94%	2.09%	1.77	%D	2.09	%D
Net investment income (loss), before reimbursements or recoupments	0.48%		(0.05)%	(0.13)%	(3.55	)%D	(62.47	)%D
Net investment income (loss), net of reimbursements or recoupments	0.48%		(0.08)%	(0.08)%	1.49	%D	0.32	%D
Portfolio turnover rate	43%		31%	38%	21	%C	36	%F

A	Per share amounts calculated based on average daily shares outstanding during the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Commencement of operations.
F	Portfolio turnover rate is for the period from July 1, 2011 to June 30, 2012.
G	The return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

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American Beacon Holland Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Year Ended December 31,
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$25.88	$26.57	$21.60	$20.30	$20.00

Income from investment operations:
Net investment income (loss)	0.06	0.03	0.02	0.09	(0.02)
Net gains (losses) on securities (both realized and unrealized)	1.67	1.94	7.02	2.47	0.71

Total income (loss) from investment operations	1.73	1.97	7.04	2.56	0.69

Less distributions:
Dividends from net investment income	—	—	(0.01)	(0.08)	—
Distributions from net realized gains	(2.81)	(2.66)	(2.06)	(1.18)	(0.39)

Total distributions	(2.81)	(2.66)	(2.07)	(1.26)	(0.39)

Net asset value, end of period	$24.80	$25.88	$26.57	$21.60	$20.30

Total return A	6.70%	7.31%	32.73%	12.57%	3.47%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$18,601	$18,103	$16,292	$1,619	$1,193
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.88%	0.89%	0.86%	1.32%	1.49%
Expenses, net of reimbursements or recoupments	0.89%	0.89%	0.89%	0.96%	1.20%
Net investment income (loss), before expense reimbursements or recoupments	0.26%	0.14%	0.24%	0.07%	(0.38)%
Net investment income (loss), net of reimbursements or recoupments	0.25%	0.13%	0.21%	0.43%	(0.09)%
Portfolio turnover rate	24%	27%	29%	18%	12%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Commencement of operations.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 23, 2012 to December 31, 2012.

American Beacon Holland Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class					Investor Class					A Class
Year Ended December 31,			March 23B to Dec. 31, 2012		Year Ended December 31,					Year Ended December 31,
2015	2014	2013			2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
$25.79	$26.53	$21.59	$23.00		$25.57	$26.36	$21.52	$20.24	$19.97	$25.39	$26.22	$21.43	$20.23	$19.96

(0.02)	(0.02)	0.02	0.09		(0.02)	(0.04)	(0.05)	0.02	(0.05)	0.00	(0.08)	(0.03)	0.03	(0.05)
1.70	1.94	6.98	(0.26)		1.64	1.91	6.95	2.45	0.71	1.59	1.91	6.88	2.41	0.71

1.68	1.92	7.00	(0.17)		1.62	1.87	6.90	2.47	0.66	1.59	1.83	6.85	2.44	0.66

—	—	0.00	(0.06)		—	—	0.00	(0.01)	—	—	—	0.00	(0.06)	—
(2.81)	(2.66)	(2.06)	(1.18)		(2.81)	(2.66)	(2.06)	(1.18)	(0.39)	(2.81)	(2.66)	(2.06)	(1.18)	(0.39)

(2.81)	(2.66)	(2.06)	(1.24)		(2.81)	(2.66)	(2.06)	(1.19)	(0.39)	(2.81)	(2.66)	(2.06)	(1.24)	(0.39)

$24.66	$25.79	$26.53	$21.59		$24.38	$25.57	$26.36	$21.52	$20.24	$24.17	$25.39	$26.22	$21.43	$20.23

6.53%	7.13%	32.59%	(0.79	)%C	6.35%	6.99%	32.21%	12.18%	3.33%	6.28%	6.88%	32.11%	11.99%	3.33%

$334	$74	$79	$23		$78,922	$81,154	$77,426	$66,568	$58,682	$1,271	$1,012	$1,028	$467	$13
1.08%	1.11%	0.97%	10.18	%D	1.24%	1.15%	1.26%	1.44%	1.64%	1.29%	1.35%	1.40%	2.73%	10.06%
1.02%	1.08%	0.99%	0.98	%D	1.24%	1.21%	1.27%	1.29%	1.35%	1.29%	1.34%	1.39%	1.38%	1.40%
0.00%	(0.10)%	0.15%	(8.77	)%D	(0.10)%	(0.13)%	(0.17)%	(0.08)%	(0.53)%	(0.15)%	(0.32)%	(0.28)%	(0.97)%	(8.94)%
0.06%	(0.06)%	0.12%	0.43	%D	(0.10)%	(0.19)%	(0.18)%	0.07%	(0.24)%	(0.15)%	(0.31)%	(0.27)%	0.37%	(0.28)%
24%	27%	29%	18	%E	24%	27%	29%	18%	12%	24%	27%	29%	18%	12

American Beacon Holland Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended December 31,			March 23A to Dec. 31, 2012
	2015	2014	2013
Net asset value, beginning of period	$24.75	$25.82	$21.29	$22.90

Income from investment operations:
Net investment income (loss)	(0.04)	(0.36)	(0.17)	0.01
Net gains (losses) on securities (both realized and unrealized)	1.40	1.95	6.76	(0.38)

Total income (loss) from investment operations	1.36	1.59	6.59	(0.37)

Less distributions:
Dividends from net investment income	—	—	0.00	(0.06)
Distributions from net realized gains	(2.81)	(2.66)	(2.06)	(1.18)

Total distributions	(2.81)	(2.66)	(2.06)	(1.24)

Net asset value, end of period	$23.30	$24.75	$25.82	$21.29

Total return B	5.51%	6.05%	31.10%	(1.65	)%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$757	$592	$703	$281
Ratios to average net assets:
Expenses, before reimbursements or recoupments	2.05%	2.10%	2.15%	6.17	%D
Expenses, net of reimbursements or recoupments	2.04%	2.09%	2.14%	2.12	%D
Net investment income (loss), before expense reimbursements or recoupments	(0.91)%	(1.07)%	(1.04)%	(3.85	)%D
Net investment income (loss), net of reimbursements or recoupments	(0.90)%	(1.07)%	(1.03)%	0.20	%D
Portfolio turnover rate	24%	27%	29%	18	%E

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Commencement of operations.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from March 23, 2012 to December 31, 2012.

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American Beacon Stephens Small Cap GrowthSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Year Ended December 31,			One Month Ended Dec. 31, 2012		Year Ended November 30,
	2015	2014	2013			2012I		2011I
Net asset value, beginning of period	$16.57	$17.83	$12.99	$13.54		$13.14		$12.03

Income from investment operations:
Net investment income (loss)	(0.13)	(0.07)	(0.05)	0.06		(0.04	)J	(0.11	)A
Net gains (losses) from investments (both realized and unrealized)	(0.65)	(0.49)	5.60	0.23		1.43		1.37

Total income (loss) from investment operations	(0.78)	(0.56)	5.55	0.29		1.39		1.26

Less distributions:
Dividends from net investment income	—	—	0.00	—		—		—
Distributions from net realized gains	(0.71)	(0.70)	(0.67)	(0.84)		(0.99)		(0.15)
Return of capital K	—	—	(0.04)	—		—		—

Total distributions	(0.71)	(0.70)	(0.71)	(0.84)		(0.99)		(0.15)

Redemption fees added to beneficial interests	—	—	—	—		—		—

Net asset value, end of period	$15.08	$16.57	$17.83	$12.99		$13.54		$13.14

Total return B	(4.69)%	(3.14)%	42.93%	2.15	%F	11.74%		10.49%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$300,919	$359,959	$317,341	$130,342		$88,815		$52,336
Ratios to average net assets:
Expenses, before reimbursements or recoupments C	1.08%	1.08%	1.11%	1.20	%G	1.20%		1.15%
Expenses, net of reimbursements or recoupments C	1.08%	1.10%	1.09%	1.06	%G	1.10%		1.10%
Net investment income (loss), before reimbursements or recoupments	(0.67)%	(0.59)%	(0.73)%	0.54	%G	(0.84)%		(0.91)%
Net investment income (loss), net of reimbursements or recoupments	(0.67)%	(0.61)%	(0.71)%	0.68	%G	(0.74)%		(0.86)%
Portfolio turnover rate	25%	46%	39%	6	%F	45%		36%

A	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
D	Commencement of operations.
E	Amount represents less than $0.01 per share.
F	Not annualized.
G	Annualized.
H	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
I	Prior to the reorganization on February 24, 2012, the Institutional and Investor Classes were known as Class I and Class A, respectively.
J	For purposes of this calculation, the change in undistributed net investment income was derived by dividing the change in undistributed net investment income by shares outstanding at November 30, 2012.
K	The return of capital is calculated based on outstanding shares at the time of distribution.

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class							Investor Class
Year Ended December 31,			One Month Ended Dec. 31, 2012		Feb. 24D to Nov. 30, 2012		Year Ended December 31,			One Month Ended Dec. 31, 2012		Year Ended November 30,
2015	2014	2013					2015	2014	2013			2012I		2011I
$16.54	$17.81	$12.98	$13.54		$13.59		$15.71	$16.98	$12.42	$12.99		$12.67		$11.64

(0.14)	(0.12)	(0.04)	0.01		(0.02)		(0.82)	(0.16)	(0.04)	0.02		(0.06	)J	(0.14	)A
(0.67)	(0.45)	5.58	0.27		(0.03)		0.02	(0.41)	5.31	0.25		1.37		1.32

(0.81)	(0.57)	5.54	0.28		(0.05)		(0.80)	(0.57)	5.27	0.27		1.31		1.18

—	—	0.00	—		—		—	—	0.00	—		—		—
(0.71)	(0.70)	(0.68)	(0.84)		—		(0.71)	(0.70)	(0.69)	(0.84)		(0.99)		(0.15)
—	—	(0.03)	—		—		—	—	(0.02)	—		—		—

(0.71)	(0.70)	(0.71)	(0.84)		—		(0.71)	(0.70)	(0.71)	(0.84)		(0.99)		(0.15)

—	—	—	—		—		—	—	—	—		—		(0.00	)E

$15.02	$16.54	$17.81	$12.98		$13.54		$14.20	$15.71	$16.98	$12.42		$12.99		$12.67

(4.88)%	(3.20)%	42.88%	2.07	%F	(0.37	)%F	(5.08)%	(3.35)%	42.62%	2.08	%F	11.44%		10.15%

$142,980	$171,901	$208,196	$4,563		$2,699		$55,922	$147,227	$169,799	$69,786		$67,506		$47,101
1.14%	1.16%	1.19%	1.36	%G	2.05	%G	1.40%	1.31%	1.39%	1.62	%G	1.56%		1.40%
1.14%	1.16%	1.19%	1.16	%G	1.21	%G	1.39%	1.37%	1.35%	1.34	%G	1.36%		1.35%
(0.74)%	(0.67)%	(0.79)%	0.19	%G	(1.57	)%G	(1.01)%	(0.81)%	(1.01)%	0.23	%G	(1.20)%		(1.16)%
(0.74)%	(0.686)%	(0.78)%	0.38	%G	(0.73	)%G	(1.00)%	(0.88)%	(0.96)%	0.50	%G	(1.00)%		(1.11)%
25%	46%	39%	6	%F	45	%H	25%	46%	39%	6	%F	45%		36%

American Beacon Stephens Small Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class								C Class
	Year Ended December 31,				One Month Ended Dec. 31, 2012		Feb. 24D to Nov. 30, 2012		Year Ended December 31,			One Month Ended Dec. 31, 2012		Feb. 24D to Nov. 30, 2012
	2015	2014	2013						2015	2014	2013
Net asset value, beginning of period	$15.61	$16.91	$12.40		$12.98		$13.07		$15.26	$16.66	$12.32	$12.91		$13.07

Income from investment operations:
Net investment income (loss)	(0.19)	(0.18)	(0.10)		0.01		(0.07)		(0.31)	(0.24)	(0.13)	0.00		(0.06)
Net gains (losses) from investments (both realized and unrealized)	(0.61)	(0.42)	5.32		0.25		(0.02)		(0.59)	(0.46)	5.18	0.25		(0.10)

Total income (loss) from investment operations	(0.80)	(0.60)	5.22		0.26		(0.09)		(0.90)	(0.70)	5.05	0.25		(0.16)

Less distributions:
Dividends from net investment income	—	—	0.00		—		—		—	—	0.00	—		—
Distributions from net realized gains	(0.71)	(0.70)	(0.71)		(0.84)		—		(0.71)	(0.70)	(0.71)	(0.84)		—
Return of capital K	—	—	(0.00	)E	—		—		—	—	—	—		—

Total distributions	(0.71)	(0.70)	(0.71)		(0.84)		—		(0.71)	(0.70)	(0.71)	(0.84)		—

Redemption fees added to beneficial interests	—	—	—		—		—		—	—	—	—		—

Net asset value, end of period	$14.10	$15.61	$16.91		$12.40		$12.98		$13.65	$15.26	$16.66	$12.32		$12.91

Total return B	(5.11)%	(3.54)%	42.28%		2.01	%F	(0.69	)%F	(5.89)%	(4.20)%	41.17%	1.94	%F	(1.22	)%F

Ratios and supplemental data:
Net assets, end of period (in thousands)	$8,197	$9,702	$10,942		$3,131		$2,941		$2,349	$2,771	$2,447	$349		$343
Ratios to average net assets:
Expenses, before reimbursements or recoupments C	1.44%	1.51%	1.57%		1.79	%G	2.08	%G	2.19%	2.26%	2.33%	3.21	%G	6.15	%G
Expenses, net of reimbursements or recoupments C	1.48%	1.52%	1.59%		1.58	%G	1.61	%G	2.26%	2.27%	2.34%	2.33	%G	2.35	%G
Net investment income (loss), before reimbursements or recoupments	(1.03)%	(1.02)%	(1.18)%		0.04	%G	(1.68	)%G	(1.79)%	(1.76)%	(1.93)%	(1.36	)%G	(5.71	)%G
Net investment income (loss), net of reimbursements or recoupments	(1.08)%	(1.03)%	(1.20)%		0.25	%G	(1.21	)%G	(1.85)%	(1.77)%	(1.94)%	(0.48	)%G	(1.91	)%G
Portfolio turnover rate	25%	46%	39%		6	%F	45	%H	25%	46%	39%	6	%F	45	%H

A	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
D	Commencement of operations.
E	Amount represents less than $0.01 per share.
F	Not annualized.
G	Annualized.
H	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
I	Prior to the reorganization on February 24, 2012, the Institutional and Investor Classes were known as Class I and Class A, respectively.
J	For purposes of this calculation, the change in undistributed net investment income was derived by dividing the change in undistributed net investment income by shares outstanding at November 30, 2012.
K	The return of capital is calculated based on outstanding shares at the time of distribution.

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American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Year Ended December 31,			One Month Ended Dec. 31, 2012		Year Ended November 30,
	2015	2014	2013			2012A		2011A
Net asset value, beginning of period	$19.24	$19.76	$15.38	$15.24		$13.69		$12.44

Income from investment operations:
Net investment income (loss)	(0.13)	(0.04)	(0.05)	0.02		—	B	(0.10	)C
Net gains (losses) from investments (both realized and unrealized)	(0.11)	0.72	5.12	0.20		1.55		1.35

Total income (loss) from investment operations	(0.24)	0.68	5.07	0.22		1.55		1.25

Less distributions:
Dividends from net investment income	—	—	(0.01)	—		—		—
Distributions from net realized gains	(0.89)	(1.20)	(0.66)	(0.08)		—		—
Return of capital K	—	—	(0.02)	—		—		—

Total distributions	(0.89)	(1.20)	(0.69)	(0.08)		—		—

Net asset value, end of period	$18.11	$19.24	$19.76	$15.38		$15.24		$13.69

Total return D	(1.23)%	3.41%	33.14%	1.43	%H	11.32%		10.05%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$76,666	$87,620	$63,236	$31,005		$30,503		$13,208
Ratios to average net assets:
Expenses, before reimbursements or recoupments E	1.01%	1.05%	1.12%	1.31	%F	1.28%		1.65%
Expenses, net of reimbursements or recoupments E	0.99%	1.00%	0.99%	0.99	%F	1.03%		1.25%
Net investment income (loss), before reimbursements or recoupments	(0.54)%	(0.53)%	(0.70)%	1.37	%F	(0.62)%		(1.12)%
Net investment income (loss), net of reimbursements or recoupments	(0.53)%	(0.48)%	(0.58)%	1.69	%F	(0.37)%		(0.72)%
Portfolio turnover rate	19%	37%	25%	1	%H	27%		30%

A	Prior to the reorganization on February 24, 2012, the Institutional Class and Investor Classes were known as Class I and Class A, respectively.
B	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.
C	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
E	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
F	Annualized.
G	Commencement of operations.
H	Not annualized.
I	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
J	Amount represents less than $0.01 per share.
K	The return of capital is calculated based on outstanding shares at the time of distribution.

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class								Investor Class
Year Ended December 31,				One Month Ended Dec. 31, 2012		Feb. 24G to Nov. 30, 2012		Year Ended December 31,				One Month Ended Dec. 31, 2012		Year Ended November 30,
2015	2014	2013						2015	2014	2013				2012A		2011A
$19.22	$19.76	$15.38		$15.23		$15.09		$16.97	$17.64	$13.83		$13.72		$12.36		$11.26

(0.15)	(0.06)	(0.08)		0.02		(0.03)		(0.32)	(0.36)	(0.08)		0.02		(0.14	)B	(0.11	)C
(0.12)	0.72	5.15		0.21		0.17		0.04	0.89	4.58		0.17		1.50		1.21

(0.27)	0.66	5.07		0.23		0.14		(0.28)	0.53	4.50		0.19		1.36		1.10

—	—	(0.01)		—		—		—	—	(0.01)		—		—		—
(0.89)	(1.20)	(0.68)		(0.08)		—		(0.89)	(1.20)	(0.68)		(0.08)		—		—
—	—	(0.00	)J	—		—		—	—	(0.00	)J	—		—		—

(0.89)	(1.20)	(0.69)		(0.08)		—		(0.89)	(1.20)	(0.69)		(0.08)		—		—

$18.06	$19.22	$19.76		$15.38		$15.23		$15.80	$16.97	$17.64		$13.83		$13.72		$12.36

(1.39)%	3.31%	33.14%		1.50	%H	0.93	%H	(1.63)%	2.97%	32.71%		1.37	%H	11.00%		9.77%

$2,480	$3,109	$1,672		$374		$222		$14,815	$19,552	$31,912		$18,585		$18,092		$20,034
1.06%	1.10%	1.14%		1.53	%F	3.85	%F	1.32%	1.27%	1.38%		1.68	%F	1.67%		1.91%
1.09%	1.10%	1.09%		1.09	%F	1.09	%F	1.35%	1.38%	1.37%		1.37	%F	1.40%		1.50%
(0.60)%	(0.57)%	(0.73)%		0.69	%F	(3.09	)%F	(0.85)%	(0.77)%	(0.98)%		0.94	%F	(1.04)%		(1.35)%
(0.63)%	(0.58)%	(0.68)%		1.13	%F	(0.33	)%F	(0.89)%	(0.88)%	(0.97)%		1.26	%F	(0.76)%		(0.94)%
19%	37%	25%		1	%H	27	%I	19%	37%	25%		1	%H	27%		30%

American Beacon Stephens Mid-Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class								C Class
	Year Ended December 31,				One Month Ended Dec. 31, 2012		Feb. 24G to Nov. 30, 2012		Year Ended December 31,				One Month Ended Dec. 31, 2012		Feb. 24G to Nov. 30, 2012
	2015	2014	2013						2015	2014	2013
Net asset value, beginning of period	$16.94	$17.61	$13.83		$13.72		$13.62		$16.57	$17.38	$13.75		$13.63		$13.62

Income from investment operations:
Net investment income (loss)	(0.20)	(0.19)	(0.10)		0.02		(0.05)		(0.17)	(0.27)	(0.16)		0.02		(0.04)
Net gains (losses) from investments (both realized and unrealized)	(0.08)	0.72	4.57		0.17		0.15		(0.23)	0.66	4.47		0.18		0.05

Total income (loss) from investment operations	(0.28)	0.53	4.47		0.19		0.10		(0.40)	0.39	4.31		0.20		0.01

Less distributions:
Dividends from net investment income	—	—	(0.01)		—		—		—	—	0.00		—		—
Distributions from net realized gains	(0.89)	(1.20)	(0.68)		(0.08)		—		(0.89)	(1.20)	(0.68)		(0.08)		—
Return of capital K	—	—	(0.00	)J	—		—		—	—	(0.00	)J	—		—

Total distributions	(0.89)	(1.20)	(0.69)		(0.08)		—		(0.89)	(1.20)	(0.68)		(0.08)		—

Net asset value, end of period	$15.77	$16.94	$17.61		$13.83		$13.72		$15.28	$16.57	$17.38		$13.75		$13.63

Total return D	(1.63)%	2.97%	32.49%		1.37	%H	0.73	%H	(2.39)%	2.21%	31.35%		1.45	%H	0.07	%H

Ratios and supplemental data:
Net assets, end of period (in thousands)	$13,908	$16,506	$18,396		$7,302		$7,063		$2,123	$1,902	$1,626		$302		$147
Ratios to average net assets:
Expenses, before reimbursements or recoupments E	1.36%	1.45%	1.57%		1.81	%F	1.83	%F	2.11%	2.22%	2.28%		2.68	%F	14.54	%F
Expenses, net of reimbursements or recoupments E	1.39%	1.45%	1.49%		1.49	%F	1.49	%F	2.14%	2.20%	2.24%		2.24	%F	2.24	%F
Net investment income (loss), before reimbursements or recoupments	(0.90)%	(0.94)%	(1.16)%		0.86	%F	(1.04	)%F	(1.65)%	(1.69)%	(1.87)%		0.15	%F	(13.65	)%F
Net investment income (loss), net of reimbursements or recoupments	(0.93)%	(0.94)%	(1.09)%		1.18	%F	(0.70	)%F	(1.68)%	(1.68)%	(1.84)%		0.59	%F	(1.36	)%F
Portfolio turnover rate	19%	37%	25%		1	%H	27	%I	19%	37%	25%		1	%H	27	%I

A	Prior to the reorganization on February 24, 2012, the Institutional Class and Investor Classes were known as Class I and Class A, respectively.
B	For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.
C	The Predecessor Fund calculated the change in undistributed net investment income per share by dividing the change in undistributed net investment income by average shares outstanding for the period.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
E	Expense ratios may exceed stated expense caps in Note 2 due in part to security lending expenses.
F	Annualized.
G	Commencement of operations.
H	Not annualized.
I	Portfolio turnover rate is for the period from December 1, 2011 through November 30, 2012.
J	Amount represents less than $0.01 per share.
K	The return of capital is calculated based on outstanding shares at the time of distribution.

American Beacon FundsSM

Privacy Policy and Federal Tax Information

December 31, 2015 (Unaudited)

Privacy Policy

The American Beacon Funds recognize and respect the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

Federal Tax Information

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distribution for the taxable year ended December 31, 2015. The information and distributions reported herein may differ from information and distribution taxable to the shareholders for the calendar year ended December 31, 2015.

The Funds designated the following items with regard to distributions paid during the fiscal year ended December 31, 2015. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

	Bahl & Gaynor Small Cap Growth	Bridgeway Large Cap Value	Holland Large Cap Growth	Stephens Small Cap Growth	Stephens Mid-Cap Growth
Corporate Dividends Received Deduction	93.9%	93.6%	0.0%	0.0%	0.0%
Qualified Dividend Income	100.0%	100.0%	0.0%	0.0%	0.0%

The Funds designated the following as short-term capital gain distributions for the year ended December 31, 2015:

Bahl & Gaynor Small Cap Growth Fund	$8,002

The Funds designated the following as long-term capital gain distributions for the year ended December 31, 2015:

Bahl & Gaynor Small Cap Growth Fund	$109,466
Bridgeway Large Cap Value Fund	53,880,448
Holland Large Cap Growth Fund	10,280,979
Stephens Small Cap Growth Fund	23,276,880
Stephens Mid-Cap Growth Fund	5,540,175

Shareholders will receive notification in January 2016 of the appropriate tax information necessary to prepare their 2015 income tax returns.

Trustees and Officers of the American Beacon FundsSM

(Unaudited)

The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 220 Las Colinas Boulevard East, Suite 1200, Irving, Texas 75039. Each Trustee oversees twenty-seven funds in the fund complex that includes the Trust and the American Beacon Select Funds. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEES	Term
Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (79)	Trustee since 1996	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Trustee, American Beacon Mileage Funds (1996-2012); Trustee, American Beacon Select Funds (1999-Present); Trustee, American Beacon Master Trust (1996-2012).

NON-INTERESTED	Term

TRUSTEES	Lifetime of Trust until removal, resignation or retirement*

Gilbert G. Alvarado (46)	Trustee since 2015	Director, Kura MD, Inc. (local telehealth organization) (2015-Present); Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-Present) Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-Present); Director, Innovative North State (2012-Present); Director, Sacramento Regional Technology Alliance (2011-Present); Director, Women’s Empowerment (2009-2014); Trustee, American Beacon Select Funds (2015-Present).

Joseph B. Armes (53)	Trustee since 2015	Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2013-Present); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Chief Operating Officer, Hicks Holdings, LLC (Hicks Family assets and investments) (2005-2010); Trustee, Baylor University Board of Regents (2001-2010); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-Present); Trustee, American Beacon Select Funds (2015-Present).

Gerard J. Arpey (57)	Trustee since 2012	Director, The Home Depot, Inc. (2015-Present); Partner, Emerald Creek Group (private equity firm) (2011-Present); Chairman and Chief Executive Officer, AMR Corp. and American Airlines; Inc. (2003-2011); Director, S. C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Select Funds (2012-Present).

W. Humphrey Bogart (71)	Trustee since 2004	Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Brenda A. Cline (55)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Director, Tyler Technologies, Inc.(public sector software solutions company) (2014-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Eugene J. Duffy (61)	Trustee since 2008	Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-Present); Principal and Executive Vice President, Paradigm Asset Management (1994-2014); Director, Sunrise Bank of Atlanta (2008-2013); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012).

Trustees and Officers of the American Beacon FundsSM

(Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
NON-INTERESTED	Term
TRUSTEES	Lifetime of Trust until removal, resignation or retirement*

Thomas M. Dunning (73)	Trustee since 2008	Chairman Emeritus (2008-Present); Lockton Dunning Benefits (consulting firm in employee benefits); Board Director, Oncor Electric Delivery Company LLC (2007-Present); Board Member, BancTec (2010-Present) (software consulting); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012).

Richard A. Massman (72)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus (2009-Present) and Senior Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Barbara J. McKenna, CFA (52)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Select Funds (2012-Present).

R. Gerald Turner (70) 225 Perkins Admin. Bldg. Southern Methodist Univ. Dallas, Texas75275	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Trustee, American Beacon Mileage Funds (2001-2012); Trustee, American Beacon Select Funds (2001-Present); Trustee, American Beacon Master Trust (2001-2012).

OFFICERS	Term

One Year

Gene L. Needles, Jr. (61)	President since 2009 Executive Vice President since 2009	President, CEO and Director, American Beacon Advisors, Inc. (2009-Present); President, CEO and Director, Astro AB Borrower, Inc. (2015-Present); President, CEO and Director, Astro AB Acquisition, Inc.(2015-Present); President, CEO and Director, Astro AB Topco, Inc. (2015-Present), President, CEO and Director, Astro AB Holdings, LLC. (2015-Present); President, CEO and Director, Lighthouse Holdings, Inc.; (2009-2015); President and CEO, Lighthouse Holdings Parent, Inc. (2009-2015); Manager, President and CEO, American Private Equity Management, L.L.C. (2012-Present); President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present).

Rosemary K. Behan (56)	VP, Secretary and Chief Legal Officer since 2006	Secretary, American Beacon Advisors, Inc. (2006-Present); Secretary, Astro AB Borrower, Inc. (2015-Present); Secretary, Astro AB Acquisition, Inc. (2015-Present); Secretary, Astro AB Topco, Inc. (2015-Present); Secretary, Astro AB Holdings, LLC. (2015-Present); Secretary, Lighthouse Holdings, Inc. (2008-2015); Secretary, Lighthouse Holdings Parent, Inc. (2008-2015); Secretary, American Private Equity Management, L.L.C.(2008-Present); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present).

Brian E. Brett (55)	VP since 2004	Vice President, Director of Sales, American Beacon Advisors, Inc. (2004-Present).

Erica Duncan (45)	VP Since 2011	Vice President, Marketing and Client Services, American Beacon Advisors, Inc. (2011-Present); Supervisor, Brand Marketing, Invesco (2010-2011).

Michael W. Fields (61)	VP since 1989	Chief Fixed Income Officer (2011-Present) and Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-2011); Director, American Beacon Global Funds SPC (2002-2011); Director, American Beacon Global Funds plc (2007-2009).

Trustees and Officers of the American Beacon FundsSM

(Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
OFFICERS	Term
One Year

Melinda G. Heika (54)	Treasurer since 2010	Treasurer, American Beacon Advisors, Inc. (2010-Present); Treasurer, Astro AB Borrower, Inc. (2015-Present); Treasurer, Astro AB Acquisition, Inc. (2015-Present); Treasurer, Astro AB Topco, Inc. (2015-Presnt); Treasurer, Astro AB Holdings, LLC. (2015-Present); Treasurer, Lighthouse Holdings, Inc. (2010-2015); Treasurer, Lighthouse Holdings Parent Inc., (2010-2015); Treasurer, American Private Equity Management, L.L.C. (2012-Present); Director and Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present).

Terri L. McKinney (52)	VP since 2010	Vice President, Enterprise Services (2009-Present) and Managing Director (2003-2009), American Beacon Advisors, Inc.

Jeffrey K. Ringdahl (40)	VP since 2010	Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Manager and Senior Vice President, American Private Equity Management, L.L.C. (2012-Present); Senior Vice President and Director, Astro AB Borrower, Inc. (2015-Present); Senior Vice President and Director, Astro AB Acquisition, Inc. (2015-Present); Senior Vice President and Director, Astro AB Topco, Inc. (2015-Present), Senior Vice President and Director, Astro AB Holdings, LLC.(2015-Present); Senior Vice President, Lighthouse Holdings, Inc. (2013-2015); Senior Vice President, Lighthouse Holdings Parent, Inc. (2013-2015); Director and Vice President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Vice President, Product Management, Touchstone Advisors, Inc. (2007-2010).

Samuel J. Silver (52)	VP Since 2011	Vice President, Fixed Income Investments (2011-Present) and Senior Portfolio Manager, Fixed Income Investments (1999-2011), American Beacon Advisors, Inc.

Christina E. Sears (44)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present); Chief Compliance Officer, American Private Equity Management, L.L.C. (2012-Present).

Sonia L. Bates (59)	Asst. Treasurer since 2011	Director, Tax and Financial Reporting (2011-Present), Manager, Tax and Financial Reporting (2005-2010), American Beacon Advisors, Inc.; Asst. Treasurer, Astro AB Borrower, Inc. (2015-Present); Asst. Treasurer, Astro AB Acquisition, Inc.(2015-Present); Asst. Treasurer, Astro AB Topco, Inc. (2015-Present); Asst. Treasurer, Astro AB Holdings, LLC.; Asst. Treasurer, Lighthouse Holdings, Inc. (2011-2015); Asst. Treasurer, Lighthouse Holdings Parent Inc. (2011-2015); Asst. Treasurer, American Private Equity Management, L.L.C. (2012-Present).

*	The Board adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 75.
**	Mr. Feld is deemed to be an “interested person” of the Trusts, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to one or more of the Trust’s sub-advisors.

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each
semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange
Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s
website at www.sec.gov. The Forms N-Q may also be reviewed
and copied at the SEC’s Public Reference Section, 100 F Street,
NE, Washington, D.C. 20549-1520. Information regarding the
operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on
www.americanbeaconfunds.com, approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is
available free of charge on the www.americanbeaconfunds.com
and by calling 1-800-967-9009 or by accessing the SEC’s
website at www.sec.gov. The Fund’s proxy voting record for
the most recent year ended June 30 is filed annually with the
SEC on Form N-PX. The Fund’s Forms N-PX are available on
the SEC’s website at www.sec.gov. The Fund’s proxy voting
record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Holland Large Cap Growth Fund, American Beacon Stephens Small Cap Growth Fund, and American Beacon Stephens Mid-Cap Growth Fund are service marks of American Beacon Advisors, Inc.

AR 12/15

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

AHL MANAGED FUTURES STRATEGY FUND Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The use of quantitative models may lead to high levels of trading and concentration among certain investments, resulting in higher trading costs and return volatility. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. IONIC STRATEGIC ARBITRAGE FUND The Fund’s strategy of investing in a variety of arbitrage strategies entails certain risks including that the sub-advisor’s judgments about allocation between such strategies, as well as individual arbitrage opportunities, may not perform to expectations, resulting in the Fund’s underperformance or even losses versus other similar funds. Arbitrage is the simultaneous purchase and sale of an asset or assets to take advantage of a perceived pricing anomaly. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Small- or mid-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. The use of fixed-income securities, including convertible securities, entails interest rate and credit risks. In addition, the value of a convertible security could fluctuate based on the value of the underlying stock. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Short sales involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument; the Fund’s losses are potentially unlimited in a short sale. Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	December 31, 2015

Dear Shareholders,

Liquid alternative mutual funds provide investors with access to nontraditional assets and strategies. Such mutual funds allow investors to potentially benefit from alternative investment’s traditional strengths – including reduced portfolio volatility, greater portfolio diversity and the strong potential for risk-adjusted returns.

Liquid alternative mutual funds have certain distinguishing features. They typically seek to generate returns independent of market direction and are often used to help diversify investment portfolios so as to potentially reduce risk. They may also help protect against traditional capital market downturns, using investments outside those markets and/or tactically moving within and across markets.

We are proud to offer multiple liquid alternative products to help investors navigate the economic storms and market downturns. Our years of experience in evaluating sub-advisors has led us to identify and partner with several asset managers who have adhered to their disciplined processes for many years and through a variety of economic and market conditions.

For the 12 months ended December 31, 2015:

•	American Beacon AHL Managed Futures Strategy Fund (Investor Class) returned -1.54%.

•	American Beacon Ionic Strategic Arbitrage Fund (Investor Class) returned 4.50%.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr. President American Beacon Funds

1

American Beacon AHL Managed Futures Strategy FundSM

Market Overview

December 31, 2015 (Unaudited)

Stock market returns were mixed in 2015. The S&P 500 Index was modestly down, although the S&P 500 Total Return Index, which reinvests dividends, was up slightly. In Europe, core eurozone markets were up, although Spain was down, and the United Kingdom’s Financial Times Stock Exchange (“FTSE”) 100 Index was negatively impacted by its exposure to stocks in the Energy and Materials sectors. In Asia, China ended a very volatile year with a marginal increase, although most other Asian and emerging market (“EM”) stock markets were down.

In foreign exchange (“FX”) markets, 2015 was another year of U.S. dollar strength against both G10* and EM currencies. The euro lost around 10%, and commodity currencies were hit harder (the Canadian dollar was down -19%). The year was difficult for EM – the Brazilian real lost nearly half its value, the Malaysian ringgit was down -19% and the Chilean peso was off -14%. Perhaps the most notable event was the Swiss National Bank’s removal of the euro peg that, in addition to outsized moves on the day, negatively affected liquidity in FX markets early in the year.

In fixed-income markets, 2015 was a year of divergence in policy between Europe and the U.S. – with Europe providing renewed stimulus (albeit not enough to assuage market expectations in December) – and the Federal Reserve finally raising U.S. rates at year end. Despite some sharp moves over the course of the year, the G10 benchmark 10-year yields ended the year little changed.

The commodities market was probably the biggest story in 2015, with the downtrend from 2014 coming back with a vengeance in the second half of 2015. West Texas Intermediate crude oil and Brent crude, the leading global price benchmark for Atlantic basin crude oils, were both down more than 40% in the second half of 2015. Petroleum products, natural gas and industrial metals followed oil’s decline as weakness in China weighed on sentiment. Grains and precious metals were also down, selling off in response to the strong U.S. dollar.

* The G10 currencies are the euro, Japanese yen, British pound, Swiss franc, Australian dollar, New Zealand dollar, Canadian dollar, Swedish krona, Norwegian krone and U.S. dollar. They are considered the world’s most liquid currencies.

2

American Beacon AHL Managed Futures Strategy FundSM

Performance Overview

December 31, 2015 (Unaudited)

The Investor Class of the American Beacon AHL Managed Futures Strategy Fund (the “Fund”) returned -1.54% for the twelve months ended December 31, 2015.

Comparison of Change in Value of a $10,000 Investment for the period from 8/19/14 through 12/31/15

Total Returns for the Period ended 12/31/15

	Ticker	1 Year	Since incep. (8/19/14)	Value of $10,000 8/19/14- 12/31/15
Institutional Class (1,5)	AHLIX	(1.15)%	8.73%	$11,213
Y Class (1,5)	AHLYX	(1.24)%	8.59%	11,192
Investor Class (1,5)	AHLPX	(1.54)%	8.28%	11,149
A Class with sales load (1,2,5)	AHLAX	(7.23)%	3.69%	10,507
A Class without sales load (1,2,5)	AHLAX	(1.55)%	8.28%	11,148
C Class with sales load (1,3,5)	AHLCX	(3.30)%	7.46%	11,034
C Class without sales load (1,3,5)	AHLCX	(2.30)%	7.46%	11,034
BofA Merrill Lynch 3-Month Treasury Bill Index (4)		0.05%	0.05%	10,006

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown.
2.	A Class shares have a maximum sales charge of 5.75%.
3.	C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.
4.	The BofA Merrill Lynch 3-Month Treasury Bill Index is designed to measure the total return on cash, including price and interest income, based on short-term government Treasury Bills of about 90-day maturity.
5.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 2.29%, 2.39%, 2.67%, 2.69%, and 3.44%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

For the period, Energies was the best performing sector returning approximately 3.0%. The best markets were short positions in Crude Oil – Brent and Crude Oil – West Texas Intermediate.

Currencies also contributed positively to performance over the period, as holdings returned approximately 0.8%. Within Currencies, the largest contributor was a short position in the Malaysian ringgit versus the U.S. dollar. Additionally, a short position in the Brazilian real versus the U.S. dollar contributed to the Fund’s performance.

3

American Beacon AHL Managed Futures Strategy FundSM

Performance Overview

December 31, 2015 (Unaudited)

Positions in Metals aided performance during the period returning approximately 0.8%. In particular, short positions in both Copper and Aluminum contributed the most within Metals.

Interest Rates were slightly positive for the period, adding approximately 0.1%. A long position in Euribor and a short position in Eurodollar added to most to returns.

On the negative side, Bonds lost the most over the course of the period and were down approximately -1.6%. Short positions in the Australian three- and ten-year Bonds detracted the most from performance.

Positions in Stocks returned approximately -1.5%, detracting from Fund performance. Losses were led by long positions in the Standard and Poor’s 500 and the NASDAQ 100.

Lastly, the Agricultural sector weakened Fund performance as holdings fell approximately 1.0%. The poor performance was driven by long positions in Cocoa and short positions in Corn.

Looking forward, the Fund’s sub-advisor will continue to implement its trading strategy designed to capitalize on price trends (up or down) in a broad range of global stock index, bond, currency, short-term interest rate and commodity futures markets seeking to achieve the Fund’s goal of capital growth.

ASSET CLASS EXPOSURE	% of VaR*
Currencies	36.7
Commodities	29.9
Equities	24.1
Fixed Income	9.3

HOLDINGS SUMMARY
Number of Long Holdings	16
Number of Short Holdings	39
Number of Currency Pairs	18

TOP ACTIVE EXPOSURES BY ASSET CLASS

Commodities		% of VaR*
Gold Futures	Short	4.93
Crude Oil Futures	Short	4.64
Corn Futures	Short	2.32

Currencies		% of VaR*
AUD/USD	Cross-currency	4.93
BRL/USD	Cross-currency	3.77
MXN/USD	Cross-currency	3.77

Equities		% of VaR*
NASDAQ 100 Index Futures	Long	3.19
H-Shares Index Futures	Short	2.61
Hang Seng Index Futures	Short	2.32

Fixed Income		% of VaR*
Japanese Bonds Futures	Long	1.74
Australian Bonds Futures	Long	1.45
UK Gilts Futures	Long	1.45

*	Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represented that there is a 5% probability that the mark-to-market loss on the portfolio over a one-day horizon will exceed this value (assuming normal markets and no trading in the portfolio.

4

American Beacon AHL Managed Futures Strategy FundSM

Fund Expenses

December 31, 2015 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 through December 31, 2015.

Actual Expenses

The “Actual” line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Shareholders that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your cost would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Institutional Class
Actual	$1,000.00	$1,003.13	$7.78
Hypothetical **	$1,000.00	$1,017.44	$7.83
Y Class
Actual	$1,000.00	$1,002.22	$8.28
Hypothetical **	$1,000.00	$1,016.94	$8.34
Investor Class
Actual	$1,000.00	$1,000.14	$9.68
Hypothetical **	$1,000.00	$1,015.53	$9.75
A Class
Actual	$1,000.00	$1,000.08	$9.78
Hypothetical **	$1,000.00	$1,015.43	$9.86
C Class
Actual	$1,000.00	$996.20	$13.53
Hypothetical **	$1,000.00	$1,011.64	$13.64

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.54%, 1.64%, 1.92%, 1.94%, and 2.69% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

5

American Beacon Ionic Strategic Arbitrage FundSM

Market Overview

December 31, 2015 (Unaudited)

Market participants spent most of 2015 wondering whether the Federal Reserve (“the Fed”) would embark on a tightening cycle. As investors pondered both the implications and timing of any potential liftoff, uncertainty caused investor sentiment to vacillate between complacency and fear. Over the first six months of the year, the equity and credit markets shrugged off these concerns, but weakening commodity markets in July – plus growing fears regarding global growth prospects and divergent quantitative easing (“QE”) paths – led to a violent shift in sentiment. The strongest change in sentiment resulted from the steps taken by the People’s Bank of China to devalue its currency in early August. After the yuan devaluation, markets that had been characterized by narrow breadth and muted volatility fell sharply in a highly correlated fashion (the S&P 500 Index declined by 10% intra month in August).

The CBOE Volatility Index (“the VIX”) was emblematic of the shifting views during the second half of 2015. Years of QE around the world had suppressed volatility and pushed asset prices higher. After positive news from Greece in June, the VIX continued its downward trend and experienced the largest five-day price decrease in its history through July 16. After experiencing this historic decrease, however, the VIX then experienced its largest five-day increase less than a month later on August 21. This drastic change in the VIX over the summer was evidenced by growing investor angst toward any potential reversal of governmental QE policies.

Though large-cap equities seemingly recovered from the August sell off (at year end, the S&P 500 Index was +1.4% and was back at pre-sell off levels in early November), other markets did not. The Russell 2000 Index, which represents small-cap stocks, declined by -4.4% for the year and, after a momentary respite in September, U.S. high-yield bond prices continued to fall due to continuing weakness in the Energy and Mineral/Mining sectors. While higher-grade credits performed better, with the Barclays Capital U.S. Aggregate Bond Index generating a gain of 0.55% on the year, liquidity-driven fears surrounding a number of credit-oriented funds led to near contagion in the global high-yield bond market during the month of December. While numerous portions of the equity and credit markets had negative years in 2015, commodity prices virtually collapsed (the Bloomberg Commodity Index fell -27%), led primarily by oil and other constituents of the Energy sector.

In contrast to the level of movement in bond prices, interest rates ultimately held fairly steady over the course of the year and the yield curve flattened slightly. The Barclays Intermediate Term Bond Index gained 1.2% in 2015 and the Barclays Long Treasury Bond Index fell -1.2%.

Hedge-fund performance overall was disappointing in 2015. Many strategies were hurt by a lack of dispersion and sharp declines in small- and mid-cap stocks in the U.S. and emerging markets. A lack of sustainable trends negatively affected other strategies and pronounced weakness in the Energy sector caused losses for credit-focused funds in general.

6

American Beacon Ionic Strategic Arbitrage FundSM

Performance Overview

December 31, 2015 (Unaudited)

The Investor Class (inception date June 30, 2015) of the American Beacon Ionic Strategic Arbitrage Fund (the “Fund”) returned 1.36% for the six months ended December 31, 2015.

Comparison of Change in Value of a $10,000 Investment for the period from 9/1/13 through 12/31/15

Total Returns for the Period ended 12/31/15

	Ticker	1 Year	Since incep. (9/1/13)	Value of $10,000 9/1/13- 12/31/15
Institutional Class (1,7)	IONIX	4.60%	3.90%	$10,934
Y Class (1,2,7)	IONYX	4.71%	3.95%	10,944
Investor Class (1,3,7)	IONPX	4.50%	3.86%	10,923
A Class with sales load (1,4,7)	IONAX	(0.43)%	1.73%	10,407
A Class without sales load (1,4,7)	IONAX	4.50%	3.86%	10,923
C Class with sales load (1,5,7)	IONCX	3.13%	3.70%	10,884
C Class without sales load (1,5,7)	IONCX	4.13%	3.70%	10,884
Barclays Capital U.S. Aggregate Index (6)		0.55%	3.11%	10,742
BofA Merrill Lynch 3-Month LIBOR Index (6)		0.23%	0.24%	10,055

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Simultaneous with the commencement of the Fund’s investment operations on June 30, 2015, the Ionic Absolute Return Fund LLC (“Private Fund”), a privately offered investment fund managed by the Fund’s sub-advisor transferred its assets to the Institutional Class shares of the Fund. A portion of the fees charged to each Class of the Fund has been waived since 6/30/15. Performance prior to waiving fees was lower than actual returns shown.
2.	Fund performance for the one-year and since inception periods represents the total returns achieved by the Institutional Class from 9/1/13 up to 6/30/15, the inception date of the Y Class. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 9/1/13.
3.	Fund performance for the one-year and since inception periods represents the total returns achieved by the Institutional Class from 9/1/13 up to 6/30/15, the inception date of the Investor Class. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 9/1/13.
4.	Fund performance for the one-year and since inception periods represents the total returns achieved by the Institutional Class from 9/1/13 up to 6/30/15, the inception date of the A Class. Expenses of the A Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 9/1/13. A Class shares have a maximum sales charge of 5.75%.
5.	Fund performance for the one-year and since inception periods represents the total returns achieved by the Institutional Class from 9/1/13 up to 6/30/15, the inception date of the C Class. Expenses of the C Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 9/1/13. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

7

American Beacon Ionic Strategic Arbitrage FundSM

Performance Overview

December 31, 2015 (Unaudited)

6.	The BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Index represents the London interbank offered rate (LIBOR) with a constant 3-month average maturity. LIBOR is a composite of the rates of interest at which banks borrow from one another in the London market, and it is a widely used benchmark for short-term interest rates. The Barclays Capital U.S. Aggregate Index is a market weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 4.21%, 4.31%, 4.59%, 4.61%, and 5.36%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

During the tumultuous third and fourth quarters of 2015, the Fund performed strongly on an absolute basis, resulting from efforts to limit exposure to corporate credit and energy in the Fund overall as well as the maintenance of a neutral duration stance within the Credit/Rates Relative Value Arbitrage strategy. Throughout the time period, the decision to limit exposure to merger and other event-driven opportunities in the Equity Arbitrage strategy helped the Fund stay positive. This decision also highlights the ability of our portfolio managers to find diversified arbitrage opportunities in the equity space.

Over the course of the year, the Credit/Rates Relative Value Arbitrage strategy (primarily mortgage derivatives) was the largest contributor to overall returns. The team continues to see pre-payment oriented valuation inefficiencies in the seasoned agency space that offer both attractive yields overall and the opportunity to isolate structural diversity at the security level. Collectively, these factors have enabled the Fund to build a portfolio of mortgage derivatives with a unique profile.

Equity Arbitrage was the second largest contributor to returns during the year, led by warrant and share class arbitrage. We increased exposure to closed-end funds in December due to widening net asset value discounts and relative value inefficiencies in a number of funds focusing on specific industry sectors. The Fund also began to selectively increase its merger arbitrage exposure due to a widening of spreads.

Convertible Arbitrage was the next largest contributor, with gains attributable to positions that benefited from a variety of corporate actions, including company specific mergers and earnings-driven equity price moves. The decision to focus on higher delta convertible bond and mandatory positions during the third quarter enabled the Fund to avoid weakness in the broader U.S. convertible markets, where returns were negative for the year.

The Volatility Arbitrage strategy was also positive on the year, highlighted by significant gains in August. The primary objective of the strategy is to provide insurance for residual risk exposures aggregated across the Fund.

Looking forward, the Fund’s sub-advisor will continue to implement its strategy by allocating the Fund’s assets among strategies: Convertible Arbitrage, Credit/Rates Relative Value Arbitrage, Equity Arbitrage, Volatility Arbitrage, seeking capital appreciation with low volatility and reduced correlation to equities and interest rates.

POSITIONS BY INVESTMENT STRATEGY
Convertible Arbitrage		37
Credit/Rates Relative Value Arbitrage		7
Equity Arbitrage		89
Volatility Arbitrage		27
Total Fund Holdings	160

INVESTMENT STRATEGY EXPOSURE	(% Long Market Value)	(% Short Market Value)
Convertible Arbitrage	31.0	(22.0)
Credit/Rates Relative Value Arbitrage	14.0	(2.0)
Equity Arbitrage	19.0	(18.0)
Volatility Arbitrage	4.0	(5.0)

8

American Beacon Ionic Strategic Arbitrage FundSM

Fund Expenses

December 31, 2015 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 through December 31, 2015.

Actual Expenses

The “Actual” line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Shareholders that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your cost would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Institutional Class
Actual	$1,000.00	$1,014.63	$14.42
Hypothetical **	$1,000.00	$1,010.89	$14.39
Y Class
Actual	$1,000.00	$1,015.64	$16.61
Hypothetical **	$1,000.00	$1,008.72	$16.56
Investor Class
Actual	$1,000.00	$1,013.61	$16.39
Hypothetical **	$1,000.00	$1,008.92	$16.36
A Class
Actual	$1,000.00	$1,013.65	$17.10
Hypothetical **	$1,000.00	$1,008.22	$17.06
C Class
Actual	$1,000.00	$1,010.03	$20.82
Hypothetical **	$1,000.00	$1,004.49	$20.77

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 2.84%, 3.27%, 3.23%, 3.37%, and 4.11% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

9

American Beacon Funds SM

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

American Beacon AHL Managed Futures Strategy Fund and American Beacon Ionic Strategic Arbitrage Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon AHL Managed Futures Strategy Fund and American Beacon Ionic Strategic Arbitrage Fund (two of the funds constituting the American Beacon Funds) (collectively, the “Funds”), as of December 31, 2015, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon AHL Managed Futures Strategy Fund and American Beacon Ionic Strategic Arbitrage Fund at December 31, 2015, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

Dallas, Texas

February 29, 2016

10

American Beacon AHL Managed Futures Strategy Fund SM

Consolidated Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS – 94.52%
Money Market Funds – 2.97%
JPMorgan U.S. Government Money Market Fund, Capital Class A	3,090	$3,090

	Par Amount
	(000’s)
U.S. Treasury Bills – 91.55%
0.009%, Due 2/4/2016 A	$5,800	5,799
0.102%, Due 1/14/2016 A	71,200	71,198
0.142%, Due 1/21/2016 A	2,500	2,500
0.066%, Due 1/28/2016 A	5,200	5,200
0.092%, Due 2/11/2016 A	5,300	5,299
0.101%, Due 2/18/2016 A	1,500	1,500
0.121%, Due 2/25/2016 A	3,700	3,699

		95,195

Total Short-Term Investments (Cost $98,285)		98,285

TOTAL INVESTMENTS —95.52% (Cost $98,285)		98,285
OTHER ASSETS, NET OF LIABILITIES – 5.48%		5,692

TOTAL NET ASSETS—100.00%		$103,977

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

See accompanying notes

11

American Beacon AHL Managed Futures Strategy Fund SM

Consolidated Schedule of Investments

December 31, 2015

Purchased Futures Contracts Open on December 31, 2015:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Cocoa Futures A	17	March 2016	$545,870	$(16,717)
Cocoa Futures A	21	May 2016	673,470	(25,425)
LME Lead Futures A	1	February 2016	44,937	(62)
LME Lead Futures A	8	January 2016	359,350	11,115
LME Nickel Futures A	1	January 2016	52,728	(1,538)
LME Primary Aluminum Futures A	10	February 2016	377,187	(5,452)
LME Primary Aluminum Futures A	2	January 2016	75,275	(748)
LME Zinc Futures A	2	January 2016	80,000	(766)
Sugar #11 (World Markets) Futures A	65	February 2016	1,109,472	24,870

			$3,318,289	$(14,723)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar Futures	1	December 2017	$245,562	$(327)
90-Day Eurodollar Futures	3	September 2018	734,775	(606)
90-Day Sterling Futures	48	December 2017	8,711,638	(17,721)
90-Day Sterling Futures	132	March 2017	24,042,139	(30,891)
Austrailian Dollar Currency Futures	165	March 2016	11,988,900	51,971

			$45,723,014	$2,426

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
U.S. Dollar Index Futures	27	March 2016	$2,666,115	$(1,391)
FTSE/JSE Top 40 Index Futures	9	March 2016	269,284	2,774
NASDAQ 100 E-Mini Futures	45	March 2016	4,128,975	(43,271)
S&P 500 E-mini Futures	33	March 2016	3,358,410	(46,334)

			$10,422,784	$(88,222)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	38	December 2017	$10,324,639	$(8,362)
3-Month Euro Euribor Futures	222	March 2017	60,408,102	(5,491)
3-Month Euro Euribor Futures	91	September 2018	24,666,694	(25,685)
Austrailia 10-Year Bond Futures	21	March 2016	1,941,795	(13,067)
Euro-Buxl 30-Year Bond Futures	1	March 2016	164,534	(3,956)
Euro-Bobl Futures	11	March 2016	1,562,062	2,622
Euro-Bund Futures	18	March 2016	3,089,152	4,737
10-Year Japanese Government Bond (OSE) Futures	41	March 2016	50,839,386	100,583
Long GILT Futures	40	March 2016	6,885,693	(63,914)
U.S. 10-Year Treasury Note Futures	20	March 2016	2,518,125	(15,126)
U.S. Long Bond (CBT) Futures	10	March 2016	1,537,500	(25,633)
U.S. Ultra Bond (CBT) Futures	18	March 2016	2,856,375	(48,389)

			$166,794,057	$(101,681)

See accompanying notes

12

American Beacon AHL Managed Futures Strategy Fund SM

Consolidated Schedule of Investments

December 31, 2015

Sold Futures Contracts Open on December 31, 2015:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Brent Crude Futures A	1	February 2016	$(38,530)	$(591)
Brent Crude Futures A	36	January 2016	(1,342,080)	165,205
Coffee ‘C’ Futures A	17	March 2016	(807,713)	(42,449)
Copper Futures A	29	March 2016	(1,547,875)	(40,076)
Corn Futures A	140	March 2016	(2,511,250)	86,057
Gasoline RBOB Futures A	11	January 2016	(587,202)	(33,337)
Gold 100oz Futures A	77	February 2016	(8,163,540)	124,357
LME Copper Futures A	3	February 2016	(353,344)	(4,317)
LME Copper Futures A	3	January 2016	(353,437)	20,166
LME Lead Futures A	7	February 2016	(314,563)	(35,220)
LME Lead Futures A	8	January 2016	(359,350)	(29,434)
LME Nickel Futures A	4	February 2016	(211,236)	2,745
LME Nickel Futures A	8	January 2016	(421,824)	47,604
LME Nickel Futures A	1	March 2016	(52,884)	(608)
LME Primary Aluminum Futures A	58	February 2016	(2,187,688)	(24,391)
LME Primary Aluminum Futures A	2	January 2016	(75,275)	(102)
LME Primary Aluminum Futures A	1	March 2016	(37,694)	248
LME Zinc Futures A	12	February 2016	(481,275)	(19,054)
LME Zinc Futures A	5	January 2016	(200,000)	7,760
LME Zinc Futures A	1	March 2016	(40,225)	(2,990)
Low Sulphur Gasoil Futures A	1	February 2016	(33,425)	799
Low Sulphur Gasoil Futures A	25	January 2016	(815,625)	180,626
Natural Gas Futures A	30	January 2016	(701,100)	(143,248)
Natural Gas Swap Futures A	12	March 2016	(71,610)	16,117
Natural Gas Swap Futures A	12	July 2016	(75,690)	12,037
Natural Gas Swap Futures A	16	November 2016	(110,640)	8,923
Natural Gas Swap Futures A	16	January 2017	(114,560)	5,003
Natural Gas Swap Futures A	16	December 2016	(114,880)	4,683
Natural Gas Swap Futures A	12	June 2016	(75,270)	12,457
Natural Gas Swap Futures A	12	May 2016	(74,040)	13,687
Natural Gas Swap Futures A	16	February 2017	(113,120)	6,443
Natural Gas Swap Futures A	12	April 2016	(72,720)	15,007
Natural Gas Swap Futures A	16	October 2016	(104,640)	14,923
Natural Gas Swap Futures A	12	September 2016	(76,350)	11,377
Natural Gas Swap Futures A	12	August 2016	(75,630)	12,097
NY Harbor ULSD Futures A	18	January 2016	(849,668)	19,110
Silver Futures A	28	March 2016	(1,932,420)	48,760
Soybean Futures A	73	March 2016	(3,154,512)	56,791
Soybean Futures A	1	May 2016	(43,475)	248
Wheat (CBT) Futures A	46	March 2016	(1,081,000)	40,690
WTI Crude Futures A	38	January 2016	(1,407,520)	20,649

			$(31,184,880)	$578,752

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar Futures	44	December 2017	$(10,804,750)	$(1,587)
90-Day Eurodollar Futures	61	March 2017	(15,039,550)	2,652
90-Day Eurodollar Futures	21	September 2018	(5,143,425)	(2,092)
Pound Sterling Currency Futures	152	March 2016	(13,997,300)	249,860
Canadian Dollar Currency Futures	101	March 2016	(7,305,330)	161,503
Swiss Franc Currency Futures	28	March 2016	(3,511,200)	7,886
Euro FX Currency Futures	30	March 2016	(4,082,250)	(5,041)
Japanese Yen Currency Futures	12	March 2016	(1,249,875)	(29,855)
Mexican Peso Futures	300	March 2016	(8,670,000)	(8,058)

			$(69,803,680)	$375,268

See accompanying notes

13

American Beacon AHL Managed Futures Strategy Fund SM

Consolidated Schedule of Investments

December 31, 2015

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	4	January 2016	$(384,144)	$(8,873)
CAC40 Index Futures	2	January 2016	(100,818)	(240)
DAX Index Futures	1	March 2016	(292,662)	(7,730)
Euro Stoxx 50 Index Futures	9	March 2016	(321,004)	(5,581)
FTSE 100 Index Futures	27	March 2016	(2,467,015)	(80,420)
FTSE/MIB Index Futures	4	March 2016	(466,042)	(7,792)
Hang Seng Index Futures	18	January 2016	(2,544,371)	(3,271)
H-SHARES Index Futures	35	January 2016	(2,191,437)	23,935
IBEX 35 Index Futures	9	January 2016	(931,743)	10,471
KOSPI 200 Index Futures	25	March 2016	(2,563,324)	(26,609)
Mini MSCI EAFE Index Futures	6	March 2016	(509,460)	(8,891)
Mini MSCI Emerging Markets Index Futures	28	March 2016	(1,102,500)	(23,430)
MSCI Taiwan Stock Index Futures	62	January 2016	(1,887,280)	24,757
Nikkei 225 (SGX) Futures	18	March 2016	(1,412,954)	6,639
OMXS30 Index Futures	66	January 2016	(1,132,128)	(26,660)
E-Mini Russell 2000 Futures	9	March 2016	(1,018,350)	(12,433)
S&P/TSX 60 Index Futures	23	March 2016	(2,529,551)	(34,490)
TOPIX Index Futures	4	March 2016	(514,996)	(2,793)

			$(22,369,779)	$(183,411)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Austrailia 3-Year Bond Futures	333	March 2016	$(27,048,295)	$(119,611)
U.S. 2-Year Treasury Note Futures	104	March 2016	(22,592,375)	11,531
U.S. 5-Year Treasury Note Futures	23	March 2016	(2,721,367)	(4,003)

			$(52,362,037)	$(112,083)

Forward Currency Contracts Open on December 31, 2015:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	MYR	58,218	1/7/2016	DUB	$—	$(587)	$(587)
Sell	MYR	174,655	1/7/2016	DUB	60	—	60
Sell	MYR	523,966	1/7/2016	DUB	2,966	—	2,966
Sell	MYR	58,218	1/7/2016	DUB	24	—	24
Sell	MYR	116,437	1/7/2016	DUB	—	(1,176)	(1,176)
Sell	MYR	58,218	1/7/2016	DUB	—	(256)	(256)
Sell	MYR	58,218	1/7/2016	DUB	—	(308)	(308)
Sell	MYR	58,218	1/7/2016	DUB	—	(301)	(301)
Sell	MYR	116,437	1/7/2016	DUB	—	(672)	(672)
Sell	MYR	58,219	1/7/2016	DUB	—	(478)	(478)
Sell	MYR	58,218	1/7/2016	DUB	—	(294)	(294)
Sell	MYR	58,218	1/7/2016	DUB	91	—	91
Sell	MYR	116,437	1/7/2016	DUB	—	(830)	(830)
Sell	MYR	58,218	1/7/2016	DUB	—	(480)	(480)
Sell	MYR	465,748	1/7/2016	DUB	—	(4,387)	(4,387)
Sell	MYR	349,311	1/7/2016	DUB	3,963	—	3,963
Sell	MYR	58,218	1/7/2016	DUB	—	(480)	(480)
Sell	MYR	116,437	1/7/2016	DUB	—	(798)	(798)
Sell	MYR	116,437	1/7/2016	DUB	—	(104)	(104)
Sell	MYR	58,219	1/7/2016	DUB	—	(574)	(574)
Buy	INR	642,107	1/8/2016	DUB	1,786	—	1,786
Buy	INR	302,168	1/8/2016	DUB	781	—	781

See accompanying notes

14

American Beacon AHL Managed Futures Strategy Fund SM

Consolidated Schedule of Investments

December 31, 2015

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	INR	1,368,216	1/8/2016	DUB	$7,843	$—	$7,843
Buy	INR	4,146,346	1/8/2016	DUB	22,220	—	22,220
Buy	INR	3,059,449	1/8/2016	DUB	16,167	—	16,167
Buy	INR	365,170	1/8/2016	DUB	1,397	—	1,397
Buy	INR	365,019	1/8/2016	DUB	1,451	—	1,451
Buy	INR	377,710	1/8/2016	DUB	1,351	—	1,351
Buy	INR	365,170	1/8/2016	DUB	1,328	—	1,328
Buy	INR	377,710	1/8/2016	DUB	1,260	—	1,260
Buy	INR	339,939	1/8/2016	DUB	726	—	726
Buy	INR	302,168	1/8/2016	DUB	673	—	673
Buy	PHP	53,083	1/19/2016	DUB	448	—	448
Buy	PHP	106,166	1/19/2016	DUB	436	—	436
Buy	PHP	106,166	1/19/2016	DUB	346	—	346
Buy	PHP	690,082	1/19/2016	DUB	2,543	—	2,543
Buy	PHP	743,166	1/19/2016	DUB	2,346	—	2,346
Buy	PHP	53,083	1/19/2016	DUB	307	—	307
Buy	PHP	53,083	1/19/2016	DUB	331	—	331
Buy	PHP	53,083	1/19/2016	DUB	380	—	380
Buy	INR	377,034	1/19/2016	DUB	1,940	—	1,940
Buy	INR	565,550	1/19/2016	DUB	5,473	—	5,473
Buy	INR	414,737	1/19/2016	DUB	4,044	—	4,044
Buy	INR	3,129,379	1/19/2016	DUB	22,580	—	22,580
Buy	PHP	265,416	1/19/2016	DUB	1,853	—	1,853
Buy	PHP	106,167	1/19/2016	DUB	302	—	302
Buy	PHP	106,167	1/19/2016	DUB	369	—	369
Buy	PHP	106,166	1/19/2016	DUB	391	—	391
Buy	PHP	159,250	1/19/2016	DUB	486	—	486
Sell	PHP	106,167	1/19/2016	DUB	—	(1,014)	(1,014)
Sell	MYR	2,791,991	1/19/2016	DUB	—	(23,186)	(23,186)
Sell	INR	4,486,700	1/19/2016	DUB	—	(72,098)	(72,098)
Sell	PHP	7,537,822	1/19/2016	DUB	—	(97,034)	(97,034)
Buy	TWD	76,116	1/21/2016	DUB	121	—	121
Buy	TWD	76,116	1/21/2016	DUB	47	—	47
Buy	KRW	596,725	1/21/2016	DUB	—	(4,649)	(4,649)
Buy	TWD	76,115	1/21/2016	DUB	—	(132)	(132)
Buy	TWD	152,231	1/21/2016	DUB	—	(138)	(138)
Buy	TWD	76,115	1/21/2016	DUB	—	(46)	(46)
Buy	KRW	511,479	1/21/2016	DUB	—	(2,444)	(2,444)
Buy	KRW	511,479	1/21/2016	DUB	—	(3,449)	(3,449)
Buy	TWD	76,115	1/21/2016	DUB	—	(160)	(160)
Buy	KRW	255,739	1/21/2016	DUB	—	(565)	(565)
Buy	TWD	152,231	1/21/2016	DUB	—	(69)	(69)
Buy	KRW	255,739	1/21/2016	DUB	—	(596)	(596)
Buy	TWD	152,231	1/21/2016	DUB	—	(138)	(138)
Buy	TWD	152,231	1/21/2016	DUB	—	(64)	(64)
Buy	TWD	76,116	1/21/2016	DUB	—	(11)	(11)
Buy	KRW	255,739	1/21/2016	DUB	679	—	679
Buy	TWD	152,231	1/21/2016	DUB	47	—	47
Buy	TWD	152,231	1/21/2016	DUB	163	—	163
Buy	KRW	170,493	1/21/2016	DUB	410	—	410
Buy	KRW	85,247	1/21/2016	DUB	223	—	223
Buy	TWD	76,115	1/21/2016	DUB	44	—	44
Buy	TWD	380,578	1/21/2016	DUB	60	—	60
Buy	KRW	852,465	1/21/2016	DUB	—	(1,193)	(1,193)
Buy	TWD	76,115	1/21/2016	DUB	12	—	12
Buy	KRW	170,493	1/21/2016	DUB	—	(755)	(755)
Buy	KRW	170,493	1/21/2016	DUB	—	(747)	(747)
Buy	TWD	76,116	1/21/2016	DUB	—	(11)	(11)
Buy	KRW	85,246	1/21/2016	DUB	—	(374)	(374)
Buy	TWD	76,115	1/21/2016	DUB	58	—	58
Buy	KRW	170,493	1/21/2016	DUB	—	(109)	(109)
Buy	KRW	85,246	1/21/2016	DUB	—	(83)	(83)
Buy	KRW	85,246	1/21/2016	DUB	—	(76)	(76)

See accompanying notes

15

American Beacon AHL Managed Futures Strategy Fund SM

Consolidated Schedule of Investments

December 31, 2015

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	KRW	85,246	1/21/2016	DUB	$—	$(66)	$(66)
Buy	TWD	152,231	1/21/2016	DUB	33	—	33
Buy	KRW	426,232	1/21/2016	DUB	—	(90)	(90)
Buy	TWD	76,115	1/21/2016	DUB	51	—	51
Buy	TWD	76,115	1/21/2016	DUB	139	—	139
Sell	KRW	14,065,672	1/21/2016	DUB	—	(133,979)	(133,979)
Sell	TWD	9,971,133	1/21/2016	DUB	—	(29,116)	(29,116)
Sell	TWD	152,231	1/21/2016	DUB	—	(977)	(977)
Buy	JPY	179,191	1/22/2016	DUB	1,661	—	1,661
Buy	EUR	83,079	1/22/2016	DUB	36	—	36
Buy	ZAR	43,024	1/22/2016	DUB	—	(1,184)	(1,184)
Buy	EUR	40,170	1/22/2016	DUB	8	—	8
Buy	EUR	7,480	1/22/2016	DUB	—	(82)	(82)
Buy	JPY	5,823	1/22/2016	DUB	10	—	10
Sell	SEK	32,882	1/22/2016	DUB	—	(368)	(368)
Sell	JPY	24,290	1/22/2016	DUB	—	(226)	(226)
Sell	EUR	8,612	1/22/2016	DUB	96	—	96
Sell	JPY	27,759	1/22/2016	DUB	—	(46)	(46)
Sell	SEK	2,945	1/22/2016	DUB	36	—	36
Buy	INR	376,419	1/29/2016	DUB	1,100	—	1,100
Buy	INR	263,493	1/29/2016	DUB	185	—	185
Buy	INR	263,493	1/29/2016	DUB	—	(29)	(29)
Buy	INR	301,135	1/29/2016	DUB	—	(6)	(6)
Buy	INR	263,493	1/29/2016	DUB	—	(81)	(81)
Buy	INR	225,851	1/29/2016	DUB	—	(164)	(164)
Buy	INR	301,135	1/29/2016	DUB	—	(763)	(763)
Buy	INR	301,135	1/29/2016	DUB	157	—	157
Buy	INR	301,135	1/29/2016	DUB	—	(143)	(143)
Buy	INR	188,209	1/29/2016	DUB	437	—	437
Buy	BRL	4,398,104	1/5/2016	HUS	—	(52,024)	(52,024)
Buy	BRL	1,011,058	1/5/2016	HUS	—	(47,647)	(47,647)
Buy	BRL	859,400	1/5/2016	HUS	—	(42,577)	(42,577)
Buy	BRL	151,659	1/5/2016	HUS	—	(7,417)	(7,417)
Buy	BRL	1,086,888	1/5/2016	HUS	—	(55,969)	(55,969)
Buy	BRL	2,249,605	1/5/2016	HUS	—	(37,607)	(37,607)
Sell	BRL	151,659	1/5/2016	HUS	3,700	—	3,700
Sell	BRL	1,011,058	1/5/2016	HUS	13,217	—	13,217
Sell	BRL	1,086,888	1/5/2016	HUS	16,327	—	16,327
Sell	BRL	1,086,888	1/5/2016	HUS	17,092	—	17,092
Sell	BRL	227,488	1/5/2016	HUS	2,373	—	2,373
Sell	BRL	151,659	1/5/2016	HUS	1,134	—	1,134
Sell	BRL	75,829	1/5/2016	HUS	143	—	143
Sell	BRL	50,553	1/5/2016	HUS	89	—	89
Sell	BRL	50,553	1/5/2016	HUS	66	—	66
Sell	BRL	682,464	1/5/2016	HUS	—	(3,082)	(3,082)
Sell	BRL	808,847	1/5/2016	HUS	—	(2,432)	(2,432)
Sell	BRL	50,553	1/5/2016	HUS	763	—	763
Sell	BRL	25,277	1/5/2016	HUS	375	—	375
Sell	BRL	101,106	1/5/2016	HUS	1,503	—	1,503
Sell	BRL	834,123	1/5/2016	HUS	13,835	—	13,835
Sell	BRL	960,506	1/5/2016	HUS	8,190	—	8,190
Sell	BRL	985,782	1/5/2016	HUS	1,472	—	1,472
Sell	BRL	151,659	1/5/2016	HUS	2,500	—	2,500
Sell	BRL	25,277	1/5/2016	HUS	373	—	373
Sell	BRL	25,276	1/5/2016	HUS	317	—	317
Sell	BRL	25,276	1/5/2016	HUS	362	—	362
Sell	BRL	126,382	1/5/2016	HUS	854	—	854
Sell	BRL	25,276	1/5/2016	HUS	302	—	302
Sell	BRL	25,277	1/5/2016	HUS	308	—	308
Sell	BRL	126,382	1/5/2016	HUS	2,869	—	2,869
Sell	BRL	25,277	1/5/2016	HUS	338	—	338
Sell	BRL	50,553	1/5/2016	HUS	627	—	627
Sell	BRL	25,276	1/5/2016	HUS	341	—	341

See accompanying notes

16

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2015

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	BRL	50,553	1/5/2016	HUS	$922	$—	$922
Sell	BRL	25,277	1/5/2016	HUS	448	—	448
Sell	BRL	50,553	1/5/2016	HUS	901	—	901
Sell	BRL	25,277	1/5/2016	HUS	438	—	438
Sell	BRL	176,935	1/5/2016	HUS	3,273	—	3,273
Sell	BRL	176,935	1/5/2016	HUS	2,976	—	2,976
Sell	BRL	25,276	1/5/2016	HUS	452	—	452
Sell	BRL	75,829	1/5/2016	HUS	3,155	—	3,155
Sell	BRL	50,553	1/5/2016	HUS	2,101	—	2,101
Sell	BRL	126,382	1/5/2016	HUS	4,934	—	4,934
Buy	CLP	70,341	2/1/2016	HUS	—	(1,440)	(1,440)
Buy	CLP	70,341	2/1/2016	HUS	—	(1,144)	(1,144)
Buy	CLP	140,682	2/1/2016	HUS	—	(3,178)	(3,178)
Buy	CLP	140,682	2/1/2016	HUS	—	(2,501)	(2,501)
Buy	CLP	211,022	2/1/2016	HUS	—	(4,487)	(4,487)
Buy	CLP	492,386	2/1/2016	HUS	—	(3,155)	(3,155)
Buy	COP	62,830	2/1/2016	HUS	2,292	—	2,292
Buy	COP	62,830	2/1/2016	HUS	2,482	—	2,482
Buy	CLP	70,341	2/1/2016	HUS	—	(484)	(484)
Buy	CLP	422,045	2/1/2016	HUS	—	(9,451)	(9,451)
Buy	CLP	70,341	2/1/2016	HUS	7	—	7
Buy	CLP	70,341	2/1/2016	HUS	—	(406)	(406)
Buy	CLP	703,408	2/1/2016	HUS	—	(12,094)	(12,094)
Buy	CLP	422,045	2/1/2016	HUS	—	(9,480)	(9,480)
Buy	COP	62,830	2/1/2016	HUS	2,476	—	2,476
Buy	CLP	140,682	2/1/2016	HUS	—	(3,234)	(3,234)
Buy	CLP	70,341	2/1/2016	HUS	—	(149)	(149)
Buy	COP	125,659	2/1/2016	HUS	—	(1,401)	(1,401)
Buy	CLP	70,341	2/1/2016	HUS	—	(84)	(84)
Buy	COP	62,830	2/1/2016	HUS	—	(611)	(611)
Sell	CLP	4,994,197	2/1/2016	HUS	—	(1,931)	(1,931)
Sell	COP	1,382,253	2/1/2016	HUS	—	(36,893)	(36,893)
Sell	CLP	633,067	2/1/2016	HUS	—	(2,851)	(2,851)
Buy	BRL	275,307	2/2/2016	HUS	—	(4,620)	(4,620)
Buy	BRL	175,195	2/2/2016	HUS	1,988	—	1,988
Buy	BRL	275,307	2/2/2016	HUS	—	(7,917)	(7,917)
Buy	BRL	125,140	2/2/2016	HUS	—	(3,339)	(3,339)
Buy	BRL	150,168	2/2/2016	HUS	—	(3,706)	(3,706)
Buy	BRL	150,168	2/2/2016	HUS	1,255	—	1,255
Sell	BRL	800,894	2/2/2016	HUS	—	(4,973)	(4,973)
Sell	BRL	675,754	2/2/2016	HUS	—	(15,446)	(15,446)
Sell	BRL	4,354,858	2/2/2016	HUS	50,763	—	50,763
Buy	EUR	15,499	1/22/2016	RBS	—	(173)	(173)
Buy	GBP	103,761	1/22/2016	RBS	—	(1,150)	(1,150)
Buy	AUD	48,560	1/22/2016	RBS	105	—	105
Sell	KRW	1,052,571	1/22/2016	RBS	—	(12,018)	(12,018)
Sell	HKD	4,605	1/22/2016	RBS	—	(1)	(1)
Sell	AUD	250,637	1/22/2016	RBS	—	(4,529)	(4,529)
Sell	EUR	767,572	1/22/2016	RBS	4,446	—	4,446
Sell	AUD	805,677	1/22/2016	RBS	23	—	23
Sell	GBP	1,046,410	1/22/2016	RBS	30,595	—	30,595
Sell	CAD	87,571	1/22/2016	RBS	—	(489)	(489)
Sell	CAD	59,641	1/22/2016	RBS	—	(274)	(274)
Sell	EUR	82,677	1/22/2016	RBS	—	(16)	(16)
Sell	GBP	147,871	1/22/2016	RBS	1,454	—	1,454
Sell	HKD	37,711	1/22/2016	RBS	—	(1)	(1)
Sell	PEN	801,708	2/1/2016	RBS	6,283	—	6,283

					$327,714	$(790,567)	$(462,853)

A All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

See accompanying notes

17

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

December 31, 2015

Glossary

Counterparty Abbreviations:
DUB	Deutsche Bank AG	RBS	Royal Bank Of Scotland
HUS	HSBC Bank Plc

Currency Abbreviations:

AUD	Australian Dollar	GBP	Pound Sterling	PEN	Peruvian Nuevo Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PHP	Philippine Peso
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	TWD	New Taiwan Dollar
COP	Columbian Peso	KRW	South Korean Won	ZAR	South African Rand
EUR	Euro	MYR	Malaysian Ringgit

See accompanying notes

18

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 2015

	Shares		Fair Value
			(000’s)
LONG SECURITIES
COMMON STOCKS—10.78%
CONSUMER DISCRETIONARY—2.10%
Automobiles—0.01%
General Motors Co.	162		$6

Hotels, Restaurants & Leisure—1.35%
Carnival Corp.	22,811		1,243

Internet & Catalog Retail—0.33%
Liberty Tripadvisor Holdings, Inc.A	9,924		301

Media—0.41%
Liberty Media Corp.A	9,935		378

Total Consumer Discretionary			1,928

CONSUMER STAPLES—0.28%
Food Products—0.26%
Nomad Foods Ltd.A	19,938		239

Household Products—0.02%
Central Garden and Pet Co.A	1,105		15

Total Consumer Staples			254

ENERGY—0.02%
Oil & Gas—0.02%
Kinder Morgan, Inc.	1,091		16

FINANCIALS—4.08%
Diversified Financials—3.84%
AR Capital Acquisition Corp.A C	34,054	B	331
Arowana, Inc.A C	2,500	B	25
Bank of America Corp.	1,509		25
Barington/Hilco Acquisition Corp.A C	1,209	B	12
Boulevard Acquisition Corp. IIA C	41,510		411
Boulevard Acquisition Corp. IIA C	9,464	B	92
Capitol Acquisition Corp. IIIA C	9,300	B	93
Double Eagle Acquisition Corp.A C	8,011	B	80
DT Asia Investments Ltd.A	6,165		62
Electrum Special Acquisition Corp.A C	68,228	B	658
Garnero Group Acquisition Co.A C	1,345	B	13
Gores Holdings, Inc.A C	9,000	B	90
GP Investments Acquisition Corp.A C	2,660	B	26
Harmony Merger Corp.A	846		8
Hennessy Capital Acquisition Corp. IIA C	56,686	B	556
Hydra Industries Acquisition Corp.A C	1,566	B	15
Pace Holdings Corp.A C	8,011	B	81
Quinpario Acquisition Corp. 2A C	10,901	B	106
Terrapin 3 Acquisition Corp.A C	17,359	B	171
WL Holding Corp.A	67,825		675

			3,530

Insurance—0.24%
PartnerRe Ltd.	1,550		217

Total Financials			3,747

HEALTH CARE—0.21%
Biotechnology—0.00%
Oncocyte Corp.A	220		1

See accompanying notes

19

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
Health Care Providers & Services—0.01%
Kindred Healthcare, Inc.	780	$9

Pharmaceuticals—0.20%
Sanofi, ADRD	4,383	187

Total Health Care		197

INDUSTRIALS—0.64%
Aerospace & Defense—0.64%
HEICO Corp.	6,924	376
Precision Castparts Corp.	935	217

Total Industrials		593

INFORMATION TECHNOLOGY—1.77%
Internet Software & Services—1.28%
Alphabet, Inc., Class CA	88	67
Global Eagle Entertainment, Inc.A	8,090	80
Qihoo 360 Technology Co., Ltd., ADRA D	3,022	220
Yahoo! Inc.A	24,203	805

		1,172

Semiconductor Equipment & Products—0.25%
Fairchild Semiconductor International, Inc.A	10,897	226

Software—0.24%
Solera Holdings, Inc.	4,088	224

Total Information Technology		1,622

MATERIALS—0.03%
Chemicals—0.03%
Delta Technology Holdings Ltd., A	17,778	26

Total COMMON STOCKS (Cost $8,374)		8,383

WARRANTS—4.87%
CONSUMER DISCRETIONARY—0.96%
Automobiles—0.06%
Blue Bird Corp., 2/24/2020, Strike Price $5.75	60,432	54

Hotels, Restaurants & Leisure—0.73%
Chanticleer Holdings, Inc., 6/21/2017, Strike Price $5.00	13,325	2
Del Taco Restaurants, Inc., 6/30/2020, Strike Price $11.50	134,828	391
Lindblad Expeditions Holdings, Inc., 7/8/2020, Strike Price $11.50	90,386	276

		669

Media—0.17%
Hemisphere Media Group, Inc., 4/4/2018, Strike Price $12.00	103,668	156

Retail—0.00%
KBS Fashion Group Ltd., 1/22/2018, Strike Price $11.50	40,000	1

Total Consumer Discretionary		880

ENERGY—0.01%
Energy—0.00%
FieldPoint Petroleum Corp., 3/23/2018, Strike Price $4.00	42,260	1

See accompanying notes

20

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
Oil & Gas—0.01%
Kinder Morgan, Inc., 5/25/2017, Strike Price $40.00	61,086	$4

Total Energy		5

FINANCIALS—2.36%
Banks—2.35%
Associated Banc-Corp., 11/21/2018, Strike Price $19.77	47,050	136
Comerica, Inc., 11/14/2018, Strike Price $29.40	1,283	18
PNC Financial Services Group, Inc., 12/31/2018, Strike Price $67.33	19,684	565
SunTrust Banks, Inc., 11/14/2018, Strike Price $44.15	50,849	280
TCF Financial Corp., 11/14/2018, Strike Price $16.93	94,608	193
Valley National Bancorp, 11/14/2018, Strike Price $16.11	42,943	6
Washington Federal, Inc., 11/14/2018, Strike Price $17.57	22,741	146
Zions Bancorporation, 5/22/2020, Strike Price $36.1976	238,561	809
Zions Bancorporation, 11/14/2018, Strike Price $36.27	7,947	16

		2,169

Diversified Financials—0.01%
Arowana, Inc., 5/1/2020, Strike Price $12.50C	117,141	10

Total Financials		2,179

HEALTH CARE—0.33%
Biotechnology—0.24%
Biondvax Pharmaceuticals Ltd., 5/15/2020, Strike Price $6.25D	4,686	3
BioTime, Inc., 10/1/2018, Strike Price $5.00	176,935	188
ContraFect Corp., 1/31/2017, Strike Price $4.80	20,200	29
OpGen, Inc., 5/5/2020, Strike Price $6.60	199	0

		220

Pharmaceuticals—0.09%
Capnia, Inc., 11/13/2019, Strike Price $6.50	1,875	1
CEL-SCI Corp., 10/11/2018, Strike Price $1.25	20,000	4
EyeGate Pharmaceuticals, Inc., 7/31/2020, Strike Price $10.62	24,172	13
Kitov Pharmaceuticals Holdings Ltd., 11/20/2020, Strike Price $4.13	77,514	37
Medgenics, Inc., 4/12/2016, Strike Price $6.00	6,225	8
Oculus Innovative Sciences, Inc., 1/21/2020, Strike Price $1.30	78,295	24

		87

Total Health Care		307

INDUSTRIALS—0.10%
Chemicals—0.03%
AgroFresh Solutions, Inc., 2/19/2019, Strike Price $11.50	25,623	24

Commercial Services & Supplies—0.07%
Solar3D, Inc., 3/9/2020, Strike Price $4.15	68,850	62
Tempus Applied Solutions Holdings, Inc., 7/31/2020, Strike Price $11.50	37,152	7

		69

Total Industrials		93

INFORMATION TECHNOLOGY—0.24%
Computers & Peripherals—0.22%
Applied DNA Sciences, Inc., 11/14/2019, Strike Price $3.50	113,326	188
Eastman Kodak Co., 9/3/2018, Strike Price $14.93	2,835	8
Eastman Kodak Co., 9/3/2018, Strike Price $16.12	5,514	8

		204

Information / Data Technology—0.00%
DragonWave, Inc., 8/1/2016, Strike Price $2.25L	10,000	—

Software & Services—0.02%
Ability, Inc., 12/17/2018, Strike Price $11.50	10,998	15

See accompanying notes

21

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
RMG Networks Holding Corp., 4/8/2018, Strike Price $11.50L	6,250	$—

		15

Total Information Technology		219

MATERIALS—0.87%
Construction Materials—0.86%
Tecnoglass, Inc., 12/16/2016, Strike Price $8.00	29,989	178
US Concrete, Inc., 8/31/2017, Strike Price $22.69	760	24
US Concrete, Inc., 8/31/2017, Strike Price $26.68	20,955	587

		789

Metals & Mining—0.01%
Franco-Nevada Corp., 6/16/2017, Strike Price $75.00	465	3
New Gold, Inc., 6/28/2017, Strike Price $15.00	62,717	3

		6

Total Materials		795

Total WARRANTS (Cost $4,356)		4,478

CONVERTIBLE PREFERRED STOCKS—12.69%
CONSUMER—2.66%
Consumer Products—1.14%
Tyson Foods, Inc., 4.75%, Due 7/15/2017	17,320	1,051

Food Processors—1.52%
Bunge Ltd., 4.875%, Due 12/31/2049	15,000	1,396

Total Consumer		2,447

ENERGY—1.35%
Oil & Gas—1.19%
Southwestern Energy Co., 6.25%, Due 1/15/2018	58,605	1,087

Power—0.16%
SunEdison, Inc., 6.75%, Due 12/31/2029	500	151

Total Energy		1,238

FINANCE—3.26%
HMO—1.02%
Anthem, Inc., 5.25%, Due 5/1/2018	20,284	934

Insurance—0.47%
Maiden Holdings Ltd., 7.25%, Due 9/15/2016	8,208	430

Real Estate Investment Trusts—1.77%
Crown Castle International Corp., 4.50%, Due 11/1/2016	7,003	747
Forestar Group, Inc., 6.00%, Due 12/15/2016	45,000	692
Invesco Mortgage Capital, Inc., 7.75%, Due 12/31/2049	9,187	197

		1,636

Total Finance		3,000

MANUFACTURING—0.86%
Home Builders – 0.86%
William Lyon Homes, Inc., 6.50%, Due 12/01/2017	9,000	795

MATERIALS—0.80%
Metals and Mining– 0.80%
ArcelorMittal, 6.00%, Due 1/15/2016	112,677	734

See accompanying notes

22

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 2015

	Shares		Fair Value
			(000’s)
SERVICE—2.21%
Other Service—1.31%
Amsurg Corp., 5.25%, Due 7/1/2017	851		$122
Stericycle, Inc., 5.25%, Due 9/15/2018	11,801		1,081

			1,203

Pharmaceuticals—0.90%
Allergan PLC, 5.50%, Due 3/1/2018F	800		824

Total Service			2,027

TELECOMMUNICATIONS—0.70%
Telecom—0.70%
Intelsat S.A., 5.75%, Due 5/1/2016	9,200		115
T-Mobile US, Inc., 5.50%, Due 12/15/2017	7,786		527

Total Telecommunications			642

UTILITIES – 2.50%
Electric – 2.50%
Black Hills Corp., 7.75%, Due 11/1/2018	27,400	E	1,518
NextEra Energy, Inc., 6.371%, Due 9/01/2018	14,730		778

Total Utilities			2,296

Total CONVERTIBLE PREFERRED STOCKS (Cost $12,968)			13,179

PREFERRED STOCKS—0.77% (Cost $700)
SERVICE—0.77%
Pharmaceuticals—0.77%
Teva Pharmaceutical Industries Ltd., 7.00%, Due 12/15/2018A	700		712

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS—16.08%
Auto Manufacturing—0.86%
Tesla Motors, Inc.,
1.50%, Due 6/1/2018	$400		788

Electronics—4.35%
Intel Corp.,
3.25%, Due 8/1/2039	550		915
NVIDIA Corp.,
1.00%, Due 12/1/2018	1,250		2,081
SunPower Corp.,
4.00%, Due 1/15/2023G	833		999

			3,995

Information / Data Technology—0.72%
Take-Two Interactive Software, Inc.,
1.00%, Due 7/1/2018	400		665

Internet Tech—3.70%
Ctrip.com International Ltd.,
1.25%, Due 10/15/2018	1,575		2,087
j2 Global, Inc.,
3.25%, Due 6/15/2029	1,000		1,311

			3,398

Other Service—1.97%
HealthSouth Corp.,
2.00%, Due 12/1/2043	500		539
Monster Worldwide, Inc.,
3.50%, Due 10/15/2019	1,000		1,270

			1,809

Other Transportation—0.22%
Ship Finance International Ltd.,
3.75%, Due 2/10/2016	200		204

See accompanying notes

23

American Beacon Ionic Strategic Arbitrage Fund SM

Schedule of Investments

December 31, 2015

	Par Amount	Fair Value
	(000’s)	(000’s)
Pharmaceuticals—2.29%
Depomed, Inc.,
2.50%, Due 9/1/2021	$1,500	$1,707
Horizon Pharma Investment Ltd.,
2.50%, Due 3/15/2022G	400	399

		2,106

Retail—1.11%
Restoration Hardware Holdings, Inc.,
0.00%, Due 7/15/2020 G	1,150	1,020

Telecom—0.86%
America Movil S.A.B. de C.V.,
5.50%, Due 9/17/2018	700	793

Total CONVERTIBLE OBLIGATIONS (Cost $14,616)		14,778

CORPORATE OBLIGATIONS—0.23% (Cost $281)
Oil & Gas—0.23%
Cobalt International Energy, Inc.,
3.125%, Due 5/15/2024	400	209

COLLATERALIZED MORTGAGE OBLIGATIONS—11.64%
Fannie Mae Interest Strip,
8.50%, Due 3/25/2023, 211 2	349	72
5.00%, Due 4/25/2034, 351 5	371	80
5.50%, Due 8/25/2035, 359 14	1,469	301
5.50%, Due 10/25/2035, 359 12	1,453	294
Fannie Mae REMICS,
7.328%, Due 3/25/2032, 2002 8 SCH	191	39
6.578%, Due 9/25/2032, 2002 90 DSH	1,141	232
7.578%, Due 12/25/2032, 2002 86 USH	753	182
4.50%, Due 12/25/2033, 2003 119 GI	159	31
6.178%, Due 2/25/2035, 2005 2 SH	244	44
6.148%, Due 6/25/2036, 2006 44 SFH	2,638	469
5.628%, Due 11/25/2036, 2008 50 SAH	242	41
6.218%, Due 12/25/2036, 2006 117 SAH	1,903	373
7.00%, Due 2/25/2037, 381 17	1,256	313
5.00%, Due 2/25/2040, 2010 16 PI	216	40
6.058%, Due 7/25/2040, 2010 68 SCH	1,623	328
5.50%, Due 12/25/2043, 2014 38 QI	1,819	374
5.50%, Due 5/25/2045, 2015 30 IO	2,332	529
5.00%, Due 10/25/2045, 2015 70 JI	1,877	385
1.941%, Due 6/25/2055, 42 AI	1,961	135
1.705%, Due 9/25/2055, 64 SK	8,034	546
Freddie Mac REMICS,
7.770%, Due 2/15/2028, 2526 SWH	145	34
8.50%, Due 1/15/2030, 2206 IO	166	44
7.00%, Due 4/15/2032, 2525 IK	132	48
7.470%, Due 6/15/2032, 3489 SDH	153	31
6.370%, Due 10/15/2036, 3232 STH	221	37
1.894%, Due 10/15/2041, 4413 WI	1,270	83
0.953%, Due 4/15/2043, 4517 KIH	8,334	246
6.00%, Due 11/15/2043, 4472 IJ	1,645	398
Ginnie Mae REMIC Trust,
4.00%, Due 12/20/2025, 2013 88 IM	368	23
6.650%, Due 2/17/2029, 1999 40 TWH	261	54
7.256%, Due 5/16/2029, 1999 18 SDH	410	97
7.156%, Due 5/16/2031, 2001 22 SDH	452	106
7.156%, Due 6/16/2032, 2002 41 SYH	148	26

See accompanying notes

24

American Beacon Ionic Strategic Arbitrage Fund SM

Schedule of Investments

December 31, 2015

	Par Amount	Fair Value
	(000’s)	(000’s)
7.356%, Due 2/16/2033, 2003 11 SKH	$336	$58
7.248%, Due 6/20/2033, 2004 56 SH	490	105
6.086%, Due 10/16/2033, 2003 92 SNH	212	33
6.24%, Due 11/20/2033, 2003 98 SCH	1,383	282
6.748%, Due 11/20/2033, 2004 37 SMH	1,897	172
6.698%, Due 6/20/2034, 2004 46 S	1,814	376
5.698%, Due 9/20/2034, 2004 86 SPH	209	25
5.50%, Due 1/20/2035, 2015 179 IV	2,520	190
5.698%, Due 1/20/2035, 2009 25 SBH	5,228	279
5.00%, Due 6/20/2035, 2014 183 IM	1,800	456
5.50%, Due 7/20/2035, 2005 56 IC	135	31
6.456%, Due 8/16/2036, 2006 47 SAH	148	32
6.216%, Due 11/16/2036, 2008 83 SDH	126	26
6.248%, Due 12/20/2037, 2007 81 SPH	3,119	560
6.056%, Due 5/16/2038, 2008 40 SAH	341	61
5.50%, Due 5/16/2039, 2009 776 GI	1,451	244
4.50%, Due 9/20/2039, 2013 88 WI	538	79
5.00%, Due 5/16/2042, 2013 44 IB	524	125
5.00%, Due 6/20/2043, 2013 86 IA	412	89
6.356%, Due 8/16/2043, 2013 113 SDH	2,314	455
7.00%, Due 8/20/2043, 2013 114 IW	166	33
5.748%, Due 11/20/2043, 2013 165 STH	241	45
10.00%, Due 12/20/2043, 2013 190 IC	102	15
0.998%, Due 1/16/2044, 2015 80 HI	3,896	153
5.50%, Due 1/20/2044, 2014 2 TI	604	119
8.00%, Due 5/20/2044, 2014 68 NI	130	44
6.556%, Due 11/20/2044, 2014 161 SLH	226	50
7.00%, Due 8/20/2045, 2015 111 YI	511	108
5.00%, Due 12/16/2045, 2015 180 CII	1,620	423

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,746)		10,703

	Shares
INVESTMENT COMPANIES—5.85%
CLOSED END FUNDS—5.85%
Aberdeen Australia Equity Fund, Inc.	48,000	262
Advent Claymore Convertible Securities and Income Fund	7,596	103
Advent Claymore Convertible Securities and Income Fund II	47,146	262
AllianzGI Convertible & Income Fund	76,939	426
AllianzGI Convertible & Income Fund II	32,466	164
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	28,900	358
Alpine Global Premier Properties Fund	45,400	262
ASA Gold and Precious Metals Fund	8,415	60
BlackRock Credit Allocation Income Trust	21,467	265
BlackRock Resources & Commodities Strategy Trust	44,693	318
Calamos Dynamic Convertible & Income Fund	2,757	50
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc. E K	7,190	75
Cohen & Steers REIT and Preferred Income Fund, Inc.	22,106	408
Fiduciary/Claymore MLP Opportunity Fund E K	9,129	119
First Trust Energy Infrastructure Fund	4,751	69
Invesco Dynamic Credit Opportunities Fund	39,185	413
Kayne Anderson MLP Investment Co. E K	6,150	106
LMP Capital and Income Fund, Inc.	18,569	230
New America High Income Fund, Inc.	32,020	245
Nuveen Energy MLP Total Return Fund E K	12,847	143
Royce Micro-Cap Trust, Inc.	27,652	201
Swiss Helvetia Fund, Inc.	11,047	117
Tortoise Pipeline & Energy Fund, Inc.	4,789	70
Wells Fargo Global Dividend Opportunity Fund	56,144	332

See accompanying notes

25

American Beacon Ionic Strategic Arbitrage Fund SM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	17,509	$180
Western Asset/Claymore Inflation-Linked Securities & Income Fund	13,130	139

Total Closed End Funds		5,377

Total INVESTMENT COMPANIES (Cost $5,366)		5,377

EXCHANGE TRADED INSTRUMENTS—2.91%
EXCHANGE TRADED FUNDS—1.96%
iShares 3-7 Year Treasury Bond ETF	989	121
iShares China Large-Cap Fund	10,124	357
iShares MSCI Brazil Capped Fund	594	12
iShares MSCI USA Momentum Factor ETF	4,229	310
iShares Russell 2000 Index Fund	5,944	669
Vanguard Total Bond Market ETF	4,154	335

Total Exchange Traded Funds		1,804

EXCHANGE TRADED NOTES—0.95%
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN	19,735	303
iPATH S&P 500 VIX Short-Term Futures ETN	9,406	189
VelocityShares Daily Inverse VIX Short Term ETN	14,716	380

Total Exchange Traded Notes		872

Total EXCHANGE TRADED INSTRUMENTS (Cost $2,766)		2,676

SHORT-TERM INVESTMENTS—33.80% (Cost $31,071)
JPMorgan U.S. Government Money Market Fund, Capital Class	31,071,426	31,071

TOTAL SECURITIES HELD LONG (Cost: $91,246)		91,566

SECURITIES SOLD SHORT
COMMON STOCKS—(36.94%)
CONSUMER DISCRETIONARY—(6.87%)
Automobiles—(0.89%)
Blue Bird Corp.A	(8,386)	(85)
Tesla Motors, Inc.A	(3,032)	(728)

		(813)

Homebuilders—(0.66%)
William Lyon Homes, Inc., Class AA	(36,520)	(603)

Hotels, Restaurants & Leisure—(2.72%)
Carnival PLC, ADRD	(23,831)	(1,357)
Del Taco Restaurants, Inc.A	(58,723)	(625)
Lindblad Expeditions Holdings, Inc.A	(46,531)	(517)

		(2,499)

Internet & Catalog Retail—(2.01%)
Ctrip.com International Ltd., ADRD	(32,584)	(1,509)
TripAdvisor, Inc.A	(4,090)	(349)

		(1,858)

Media—(0.42%)
Liberty Media Corp.A	(9,935)	(390)

Specialty Retail—(0.17%)
Restoration Hardware Holdings, Inc.A	(1,917)	(152)

Total Consumer Discretionary		(6,315)

CONSUMER STAPLES—(1.72%)
Food Processors—(0.80%)
Bunge Ltd.	(10,700)	(731)

See accompanying notes

26

American Beacon Ionic Strategic Arbitrage Fund SM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
Food Products—(0.92%)
Tyson Foods, Inc., Class A	(15,918)	$(848)

Total Consumer Staples		(1,579)

ENERGY—(1.01%)
Oil & Gas—(1.01%)
Southwestern Energy Co. A	(130,830)	(930)

FINANCIALS—(9.04%)
Banks—(7.48%)
Associated Banc-Corp.	(27,389)	(514)
Comerica, Inc.	(1,108)	(46)
PNC Financial Services Group, Inc.	(17,735)	(1,690)
SunTrust Banks, Inc.	(26,171)	(1,121)
TCF Financial Corp.	(41,722)	(589)
Washington Federal, Inc.	(16,468)	(392)
Zions Bancorporation	(92,287)	(2,520)

		(6,872)

Diversified Financials—(0.15%)
Citigroup, Inc.	(2,729)	(141)

Insurance—(0.32%)
Maiden Capital Financing Trust	(19,409)	(290)

Real Estate—(1.09%)
Crown Castle International Corp.J	(4,763)	(412)
Forestar Group, Inc.A	(54,100)	(592)

		(1,004)

Total Financials		(8,307)

HEALTH CARE—(3.69%)
Biotechnology—(0.17%)
BioTime, Inc.A	(36,458)	(150)
ContraFect Corp.A	(2,036)	(10)

		(160)

Health Care Providers & Services—(1.08%)
Amsurg Corp.A	(1,498)	(114)
Anthem, Inc.	(4,058)	(566)
HealthSouth Corp.	(8,890)	(309)

		(989)

Pharmaceuticals—(2.44%)
Allergan PLCA F	(1,773)	(554)
Depomed, Inc.A	(58,450)	(1,059)
EyeGate Pharmaceuticals, Inc.A L	(50)	—
Horizon Pharma PLCA F	(10,000)	(217)
OpGen, Inc.A	(460)	(1)
Teva Pharmaceutical Industries Ltd., Sponsored, ADRD	(6,400)	(420)

		(2,251)

Total Health Care		(3,400)

INDUSTRIALS—(2.96%)
Aerospace & Defense—(0.37%)
HEICO Corp.	(6,996)	(344)

Airlines—(0.30%)
Delta Air Lines, Inc.	(5,469)	(277)

Chemicals—(0.12%)
AgroFresh Solutions, Inc.A	(15,199)	(96)
Central Garden and Pet Co.A	(1,103)	(15)

		(111)

See accompanying notes

27

American Beacon Ionic Strategic Arbitrage Fund SM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
Commercial Services & Supplies—(1.80%)
Monster Worldwide, Inc.A	(160,773)	$(922)
Stericycle, Inc.A	(6,080)	(733)

		(1,655)

Industrial Conglomerates—(0.25%)
General Electric Co.	(7,494)	(233)

Marine—(0.12%)
Ship Finance International Ltd.	(6,620)	(110)

Total Industrials		(2,730)

INFORMATION TECHNOLOGY—(6.36%)
Computers & Peripherals—(2.20%)
Applied DNA Sciences, Inc.A	(69,214)	(224)
Eastman Kodak Co.A	(1,821)	(23)
NVIDIA Corp.	(53,917)	(1,777)

		(2,024)

Electronic Equipment & Instruments—(0.01%)
Daktronics, Inc.	(1,375)	(12)

Internet Software & Services—(1.85%)
Alibaba Group Holding Ltd., ADRA D	(8,646)	(703)
Alphabet, Inc., Class AA	(88)	(69)
j2 Global, Inc.	(11,245)	(926)

		(1,698)

Semiconductor Equipment & Products—(1.68%)
Intel Corp.	(20,662)	(712)
SunEdison, Inc.A	(32,544)	(166)
SunPower Corp.A	(22,093)	(663)

		(1,541)

Software—(0.62%)
Take-Two Interactive Software, Inc.	(16,400)	(571)

Total Information Technology		(5,846)

MATERIALS—(2.25%)
Construction Materials—(1.43%)
Tecnoglass, Inc.A	(25,471)	(350)
US Concrete, Inc.A	(18,246)	(961)

		(1,311)

Metals & Mining—(0.82%)
ArcelorMittal	(175,663)	(741)
Franco-Nevada Corp.	(265)	(12)

		(753)

Total Materials		(2,064)

TELECOMMUNICATION SERVICES—(1.20%)
Diversified Telecommunication Services—(0.70%)
Intelsat S.A.A	(25,593)	(107)
Koninklijke KPN N.V.I	(141,900)	(536)

		(643)

Wireless Telecommunication Services—(0.50%)
T-Mobile US, Inc.	(11,683)	(457)

Total Telecommunication Services		(1,100)

UTILITIES—(1.84%)
Electric—(1.25%)
Black Hills Corp.	(24,757)	(1,149)

See accompanying notes

28

American Beacon Ionic Strategic Arbitrage Fund SM

Schedule of Investments

December 31, 2015

	Shares	Fair Value
		(000’s)
Utilities—(0.59%)
NextEra Energy, Inc.	(5,215)	$(541)

Total Utilities		(1,690)

Total COMMON STOCKS (Proceeds $(33,434))		(33,961)

WARRANTS—(0.05%)
FINANCIALS—(0.05%)
Diversified Financials—(0.05%)
Bank of America Corp., 1/16/2019, Strike Price 13.137	(3,600)	(21)
Bank of America Corp., 10/28/2018, Strike Price 30.79	(20,000)	(6)
Citigroup, Inc., 1/4/2019, Strike Price 106.10	(100,000)	(18)

Total Financials		(45)

Total WARRANTS (Proceeds $(106))		(45)

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS – (0.24%) (Proceeds $(303))
Oil & Gas – (0.24%)
Cobalt International Energy, Inc.,
2.625%, Due 12/1/2019	$(400)	(224)

	Shares
INVESTMENT COMPANIES – (0.50%) (Proceeds $(398))
CLOSED END FUNDS – (0.50%)
Alerian MLP ETF E K	(37,660)	(454)

EXCHANGE TRADED INSTRUMENTS – (8.65%)
EXCHANGE TRADED FUNDS – (8.65%)
CurrencyShares Euro Trust	(2,703)	(288)
Direxion Daily Emerging Markets Bear 3X Shares	(3,977)	(187)
Direxion Daily Financial Bear 3X Shares	(3,977)	(164)
Direxion Daily Financial Bull 3X Shares	(7,958)	(231)
Direxion Daily Gold Miners Index Bull 3X Shares	(10,133)	(246)
Direxion Daily Small Cap Bear 3X Shares	(6,832)	(307)
iShares Global Healthcare ETF	(1,277)	(131)
iShares iBoxx $ High Yield Corporate Bond ETF	(5,460)	(440)
iShares iBoxx $ Investment Grade Corporate Bond ETF	(980)	(112)
iShares MSCI Australia Fund	(13,837)	(262)
iShares MSCI Switzerland Capped ETF	(3,802)	(118)
iShares Select Dividend ETF	(4,450)	(334)
iShares TIPS Bond ETF	(2,979)	(327)
iShares US Preferred Stock ETF	(5,991)	(233)
iShares US Real Estate ETF	(1,569)	(118)
Market Vectors Gold Miners ETF	(4,143)	(57)
PIMCO Total Return Active Exchange-Traded Fund	(3,664)	(382)
PowerShares DB US Dollar Index Bullish Fund	(29,674)	(760)
SPDR Barclays Convertible Securities ETF	(11,562)	(500)
SPDR S&P 500 ETF Trust	(8,385)	(1,709)
Vanguard FTSE Emerging Markets Fund	(18,399)	(602)
Vanguard REIT Fund	(5,515)	(440)

Total EXCHANGE TRADED INSTRUMENTS (Proceeds $(8,015))		(7,948)

TOTAL SECURITIES SOLD SHORT (Proceeds $(42,256))		(42,632)

TOTAL INVESTMENTS IN SECURITIES (excludes securities sold short) - 99.62% (Cost $91,246)		91,566
TOTAL SECURITIES SOLD SHORT— (46.38)% (Proceeds $(42,256))		(42,632)

See accompanying notes

29

American Beacon Ionic Strategic Arbitrage Fund SM

Schedule of Investments

December 31, 2015

Fair Value
(000’s)
OTHER ASSETS, NET OF LIABILITIES—46.76%	$42,981

TOTAL NET ASSETS—100.00%	$91,915

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Unit - Usually consists of one common stock and/or rights and warrants.
C	SPAC - Special Purpose Acquisition Company.
D	ADR - American Depositary Receipt.
E	Unit – Consists of one common stock and a portion of a re-marketable Junior Subordinated Note (“RSN”).
F	PLC - Public Limited Company.
G	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,418 or 2.63% of net assets. The Fund has no right to demand registration of these securities.
H	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
I	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $(113) or (0.00)% of net assets.
J	REIT - Real Estate Investment Trust.
K	MLP - Master Limited Partnership.
L	Amount is less than $500.

See accompanying notes

30

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 2015

Futures Contracts Open on December 31, 2015:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	Long	6	March 2016	$708,615	$(2,110)
E-Mini Russell 2000 Futures	Short	8	March 2016	(905,200)	(5,080)

				$(196,585)	$(7,190)

Purchased Options Outstanding on December 31, 2015:

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - Arcelormittal NA	$15.00	1/15/2016	12	$48	$6	$(42)
Call - Arcelormittal NA	12.00	1/15/2016	50	1,077	75	(1,002)
Call - Bank of America Corp.	25.00	1/15/2016	50	126	25	(101)
Call - Bank of America Corp.	22.00	1/15/2016	150	977	150	(827)
Call - Carnival Corp.	55.00	1/15/2016	10	1,150	850	(300)
Call - Citigroup Inc.	57.50	1/15/2016	15	3,810	30	(3,780)
Call - Citigroup Inc.	85.00	1/15/2016	57	56	85	29
Call - Citigroup Inc.	52.50	1/15/2016	77	47,012	5,775	(41,237)
Call - Daktronics Inc.	10.00	1/15/2016	66	4,151	825	(3,326)
Call - General Motors Co.	42.00	1/15/2016	150	3,000	150	(2,850)
Call - Wal-Mart Stores Inc.	65.00	1/15/2016	500	47,503	1,500	(46,003)
Put - Crown Castle International Corp.	70.00	1/15/2016	5	321	75	(246)
Put - Ctrip.Com International Ltd.	40.00	1/15/2016	80	4,818	720	(4,098)
Put - SolarCity Corp.	20.00	1/15/2016	50	500	200	(300)
Put - Southwestern Energy Co.	4.00	1/15/2016	60	1,203	450	(753)
Put - Southwestern Energy Co.	5.00	1/15/2016	150	2,631	750	(1,881)
Put - Stericycle Inc.	105.00	1/15/2016	12	787	150	(637)
Call - Forestar Group Inc.	17.50	2/19/2016	29	651	218	(433)
Call - Kindred Healthcare Inc.	17.50	2/19/2016	6	363	90	(273)
Call - Omega Protein Corp.	22.50	2/19/2016	60	14,132	8,700	(5,432)
Put - Maiden Holdings Ltd.	12.50	2/19/2016	6	243	75	(168)
Call - Biotime Inc.	5.00	3/18/2016	1	51	35	(16)
Call - Intelsat SA	12.50	3/18/2016	50	1,526	250	(1,276)
Call - Southwestern Energy Co.	18.00	3/18/2016	13	501	162	(339)
Put - Biotime Inc.	5.00	3/18/2016	610	87,330	73,200	(14,130)
Put - Dycom Industries Inc.	50.00	3/18/2016	27	5,480	2,497	(2,983)
Put - Intelsat SA	5.00	3/18/2016	10	652	1,175	523
Put - Kinder Morgan Inc.	17.50	3/18/2016	15	3,098	4,575	1,477
Put - Southwestern Energy Co.	8.00	3/18/2016	25	1,104	4,750	3,646
Put - Southwestern Energy Co.	6.00	3/18/2016	50	1,824	3,700	1,876
Put - Southwestern Energy Co.	5.00	3/18/2016	55	2,284	2,200	(84)
Call - Clovis Oncology Inc.	30.00	4/15/2016	20	13,235	16,900	3,665
Call - Daktronics Inc.	10.00	4/15/2016	14	1,023	455	(568)
Call - John Bean Technologies Corp.	50.00	4/15/2016	15	4,508	5,962	1,454
Put - Clovis Oncology Inc.	30.00	4/15/2016	20	16,667	7,100	(9,567)
Put - Crown Castle International Corp.	60.00	4/15/2016	7	673	123	(550)
Put - Tyson Foods Inc.	30.00	4/15/2016	5	275	38	(237)
Call - Forestar Group Inc.	17.50	5/20/2016	55	2,670	688	(1,982)
Put - Black Hills Corp.	35.00	5/20/2016	2	221	75	(146)
Put - Kindred Healthcare Inc.	10.00	5/20/2016	10	605	925	320
Put - Kindred Healthcare Inc.	12.50	5/20/2016	15	683	3,150	2,467
Put - Restoration Hardware Holdings	80.00	5/20/2016	105	38,570	82,950	44,380
Put - William Lyon Homes	15.00	5/20/2016	7	945	963	18
Put - Biotime Inc.	5.00	6/17/2016	89	14,505	12,682	(1,823)
Put - Biotime Inc.	2.50	6/17/2016	395	13,005	9,875	(3,130)
Put - Southwestern Energy Co.	7.00	6/17/2016	40	2,398	7,020	4,622

See accompanying notes

31

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 2015

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Put - Crown Castle International Corp.	60.00	7/15/2016	14	$708	$420	$(288)
Call - Global Eagle Entertainment Inc.	12.50	8/19/2016	12	787	750	(37)
Call - Global Eagle Entertainment Inc.	10.00	8/19/2016	24	3,733	3,300	(433)
Put - Global Eagle Entertainment Inc.	7.50	8/19/2016	49	2,926	3,063	137
Put - Global Eagle Entertainment Inc.	10.00	8/19/2016	220	38,619	30,800	(7,819)
Put - Bunge Ltd.	35.00	1/20/2017	125	6,943	6,250	(693)
Call - Delta Air Lines Inc.	60.00	1/19/2018	125	82,263	76,125	(6,138)
Call - General Electric Co.	32.00	1/19/2018	163	41,364	43,032	1,668

				$525,735	$426,089	$(99,646)

ETF and ETN Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Call - CurrencyShares Euro Trust ETF	$107.00	1/15/2016	34	$5,910	$1,768	$(4,142)
Call - CurrencyShares Euro Trust ETF	111.00	1/15/2016	107	11,351	321	(11,030)
Call - CurrencyShares Euro Trust ETF	100.00	1/15/2016	120	65,406	77,400	11,994
Call - iShares 3-7 Year Treasury Bond ETF	124.00	1/15/2016	13	1,176	162	(1,014)
Call - iShares China Large-Cap ETF	36.00	1/15/2016	24	9,133	960	(8,173)
Call - iShares Core US Credit Bond ETF	110.00	1/15/2016	4	297	160	(137)
Call - iShares MSCI Brazil Capped ETF	30.00	1/15/2016	100	23,417	100	(23,317)
Call - iShares MSCI Brazil Capped ETF	35.00	1/15/2016	100	16,500	200	(16,300)
Call - Market Vectors Gold Miners ETF	11.50	1/15/2016	493	143,523	108,214	(35,309)
Call - ProShares Ultrashort 20+ Year ETF	60.00	1/15/2016	50	1,877	25	(1,852)
Call - SPDR S&P Midcap 400 ETF Trust	290.00	1/15/2016	50	21,000	250	(20,750)
Call - Vanguard Intermediate-Term Bond ETF	85.00	1/15/2016	2	135	10	(125)
Put - CurrencyShares Euro Trust ETF	109.00	1/15/2016	67	28,546	17,889	(10,657)
Put - CurrencyShares Euro Trust ETF	111.00	1/15/2016	107	62,053	50,183	(11,870)
Put - iShares 3-7 Year Treasury Bond ETF	123.00	1/15/2016	37	5,385	2,220	(3,165)
Put - iShares China Large-Cap ETF	40.00	1/15/2016	115	13,915	53,705	39,790
Put - iShares Core US Credit Bond ETF	107.00	1/15/2016	9	1,616	697	(919)
Put - iShares US Preferred Stock ETF	38.00	1/15/2016	214	13,940	1,712	(12,228)
Put - Vanguard Intermediate-Term Bond ETF	83.00	1/15/2016	2	241	85	(156)
Call - iShares Russell 2000 ETF	116.00	2/19/2016	270	73,365	37,800	(35,565)
Call - iShares Russell Mid-Cap Value ETF	75.00	2/19/2016	691	52,136	19,002	(33,134)
Call - PIMCO Total Return Active ETF	107.00	2/19/2016	57	5,279	998	(4,281)
Call - SPDR S&P 500 ETF Trust	211.00	2/19/2016	307	76,358	42,366	(33,992)
Call - Vanguard Intermediate-Term Corp. ETF	85.00	2/19/2016	7	606	3,500	2,894
Put - iShares Global Healthcare ETF	105.88	2/19/2016	19	7,800	7,790	(10)
Put - Vanguard Intermediate-Term Corp. ETF	83.00	2/19/2016	7	865	3,500	2,635
Call - Market Vectors Gold Miners ETF	10.50	3/18/2016	172	59,668	57,190	(2,478)
Put - iPath S&P 500 VIX Short-Term Futures ETN	14.00	3/18/2016	820	66,864	18,040	(48,824)
Put - Vanguard Total Bond Market ETF	81.00	3/18/2016	4	362	460	98
Put - SPDR S&P 500 ETF Trust	155.00	3/31/2016	430	58,475	18,920	(39,555)
Put - iShares 3-7 Year Treasury Bond ETF	122.00	4/15/2016	3	242	300	58
Put - iShares 3-7 Year Treasury Bond ETF	123.00	4/15/2016	7	774	1,068	294

				$828,215	$526,995	$(301,220)

Index Options

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Put - PowerShares DB US Dollar Index	$27.00	1/15/2016	170	$19,186	$23,205	$4,019
Put - PowerShares DB US Dollar Index	26.00	1/15/2016	407	20,456	17,908	(2,548)
Call - CBOE SPX Volatility Index	30.00	1/20/2016	186	19,098	7,254	(11,844)
Call - CBOE SPX Volatility Index	27.00	1/20/2016	631	42,882	34,705	(8,177)
Call - PowerShares DB US Dollar Index	25.00	3/18/2016	1,130	92,064	85,880	(6,184)
Call - PowerShares DB US Dollar Index	26.00	3/18/2016	1,633	69,584	39,192	(30,392)

See accompanying notes

32

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

December 31, 2015

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Paid	Fair Value	Net Unrealized Appreciation (Depreciation)
Put - PowerShares DB US Dollar Index	24.00	3/18/2016	1,130	$14,595	$2,260	$12,335)
Put - PowerShares DB US Dollar Index	25.00	3/18/2016	1,633	51,036	22,862	(28,174)
Call - PowerShares DB US Dollar Index	26.00	6/17/2016	364	16,279	16,380	101
Put - PowerShares DB US Dollar Index	25.00	6/17/2016	364	17,371	10,920	(6,451)

				$362,551	$260,566	$(101,985)

Glossary

Other Abbreviations:

ETF	Exchange Traded Fund	MSCI	Morgan Stanley Composite Index	SPDR	Standard & Poors Depositary Receipt
ETN	Exchange Traded Note	REIT	Regulated Investment Trust	VIX	Volatility Index
FTSE	Financial Times Stock Exchange	REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes

33

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2015 (in thousands, except share and per share amounts)

	AHL Managed Futures Strategy Fund**	Ionic Strategic Arbitrage Fund
Assets:
Investments in unaffiliated securities, at fair value A	$98,285	$91,566
Purchased options outstanding (Premiums paid $1,717) E	–	1,214
Foreign currency held at broker for futures contracts, at fair value D	–	2
Cash	5,523	41,193
Deposit with brokers for futures contracts	1,865	64
Deposit with brokers for securities sold short	–	1,129
Dividends and interest receivable	–	359
Receivable for investments sold	–	7,194
Receivable for fund shares sold	1,019	118
Receivable for expense reimbursement (Note 2)	132	15
Unrealized appreciation from foreign currency contracts	328	–
Prepaid expenses	27	44

Total assets	107,179	142,898

Liabilities:
Payable for securities sold short, at fair value B	–	42,632
Payable for investments purchased	–	8,145
Payable for fund shares redeemed	2,094	8
Payable for foreign currency, at fair value C	–	6
Payable for variation margin from open futures contracts	42	7
Dividends expense payable	–	35
Interest expense payable	–	1
Management and investment advisory fees payable	89	62
Administrative service and service fees payable	40	20
Transfer agent fees payable	1	–
Custody and fund accounting fees payable	75	1
Professional fees payable	57	60
Payable for prospectus and shareholder reports	13	6
Unrealized depreciation from foreign currency contracts	791	–

Total liabilities	3,202	50,983

Net Assets	$103,977	$91,915

Analysis of Net Assets:
Paid-in-capital	108,313	93,420
Undistributed (or overdistribution of) net investment income	(126)	118
Accumulated net realized (loss)	(4,160)	(1,052)
Unrealized appreciation of investments	–	324
Unrealized (depreciation) of currency transactions	(466)	(9)
Unrealized appreciation or (depreciation) of futures contracts	416	(7)
Unrealized (depreciation) of purchased options	–	(503)
Unrealized (depreciation) of short sales	–	(376)

Net assets	$103,977	$91,915

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	2,000,688	6,413,066

Y Class	3,237,658	2,632,183

Investor Class	3,570,644	221,272

A Class	947,183	11,665

C Class	208,024	13,341

Net assets (not in thousands):
Institutional Class	$20,932,502	$63,421,998

Y Class	$33,817,374	$26,059,687

Investor Class	$37,185,001	$2,186,943

A Class	$9,890,720	$115,261

C Class	$2,151,492	$131,408

See accompanying notes

34

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2015 (in thousands, except share and per share amounts)

	AHL Managed Futures Strategy Fund**	Ionic Strategic Arbitrage Fund
Net asset value, offering and redemption price per share:
Institutional Class	$10.46	$9.89

Y Class	$10.45	$9.90

Investor Class	$10.41	$9.88

A Class	$10.44	$9.88

A Class (offering price)	$11.08	$10.37

C Class	$10.34	$9.85

A Cost of investments in unaffiliated securities	$98,285	$91,246
B Proceeds of securities sold short	$—	$42,256
C Cost of foreign currency	$—	$(2)
D Cost of foreign currency held at broker for futures contracts	$—	$2
E Cost of purchased options outstanding	$—	$1,717

**	Consolidated financial statement. See Note 2 in the Notes to Financial Statements for additional information.

See accompanying notes

35

American Beacon FundsSM

Statements of Operations

For the Year ended December 31, 2015 (in thousands)

	AHL Managed Futures Strategy Fund**	Ionic Strategic Arbitrage Fund*
Investment income:
Dividend income from unaffiliated securities	$—	$391
Interest income	17	95

Total investment income	17	486

Expenses:
Management and investment advisory fees (Note 2)	739	152
Administrative service fees (Note 2):
Institutional Class	35	41
Y Class	55	2
Investor Class	68	1
A Class	48	–
C Class	3	–
Transfer agent fees:
Institutional Class	2	2
Y Class	1	2
Investor Class	3	2
A Class	1	2
C Class	–	2
Custody and fund accounting fees	338	4
Professional fees	95	62
Registration fees and expenses	102	39
Service fees (Note 2):
Y Class	19	1
Investor Class	56	1
A Class	24	–
C Class	2	–
Distribution fees (Note 2):
A Class	40	–
C Class	12	1
Prospectus and shareholder report expenses	30	21
Trustee fees	5	1
Prime broker fees	–	54
Dividends on securities sold short	–	139
Other expenses	6	4

Total expenses	1,684	533

Net fees waived and expenses reimbursed (Note 2)	(416)	(109)

Net expenses	1,268	424

Net investment income(loss)	(1,251)	62

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(1)	410
Foreign currency transactions	1,392	9
Futures contracts	(1,071)	189
Options contracts	–	56
Change in net unrealized appreciation or (depreciation) of:
Investments	–	324
Foreign currency transactions	(541)	(9)
Futures contracts	(1,198)	(7)
Options contracts	–	(503)
Short sales	–	(376)

Net (loss) from investments	(1,419)	93

Net increase (decrease) in net assets resulting from operations	$(2,670)	$155

*	For the period June 30, 2015 (commencement of operations) through December 31, 2015.
**	Consolidated financial statement. See Note 2 in the Notes to Financial Statements for additional information.

See accompanying notes

36

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	AHL Managed Futures Strategy Fund**		Ionic Strategic Arbitrage Fund
	Year Ended December 31, 2015	From August 19 to December 31, 2014	From June 30 to December 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$(1,251)	$902	$62
Net realized gain (loss) from investments, foreign currency transactions, futures contracts, and options contracts	320	1,239	664
Change in net unrealized appreciation or (depreciation) from investments, foreign currency transactions, futures contracts, options contracts, and short sales	(1,739)	1,689	(571)

Net increase (decrease) in net assets resulting from operations	(2,670)	3,830	155

Distributions to Shareholders:
Net investment income:
Institutional Class	(314)	(774)	(343)
Y Class	(665)	(12)	(3)
Investor Class	(702)	(35)	(10)
A Class	(182)	(243)	(1)
C Class	(31)	(9)	(1)
Net realized gain from investments:
Institutional Class	(230)	(210)	(1,252)
Y Class	(489)	(3)	(9)
Investor Class	(549)	(9)	(36)
A Class	(159)	(66)	(2)
C Class	(31)	(3)	(3)
Return of Capital:
Institutional Class	(2)	–	–
Y Class	(4)	–	–
Investor Class	(4)	–	–
A Class	(1)	–	–
C Class	–	–	–

Net distributions to shareholders	(3,363)	(1,364)	(1,660)

Capital Share Transactions:
Proceeds from sales of shares	134,235	38,129	93,244
Reinvestment of dividends and distributions	3,333	1,364	1,660
Cost of shares redeemed	(69,232)	(285)	(1,484)

Net increase in net assets from capital share transactions	68,336	39,208	93,420

Net increase in net assets	62,303	41,674	91,915

Net Assets:
Beginning of period	41,674	–	–

End of Period *	$103,977	$41,674	$91,915

*Includes undistributed (or overdistribution of) net investment income	$(126)	$212	$118

**	Consolidated financial statement. See Note 2 in the Notes to Financial Statements for additional information.

See accompanying notes

37

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

1. Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. As of December 31, 2015, the Trust consists of twenty-five active series, two of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon AHL Managed Futures Strategy Fund (“AHL Managed Futures”) and American Beacon Ionic Strategic Arbitrage Fund (“Ionic Strategic Arbitrage”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

June 30, 2015 was the inception date of all classes of the Ionic Strategic Arbitrage Fund.

The Funds have multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)

C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administration fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Funds. Management fees paid by the Funds during the periods ended December 31, 2015 were as follows (in thousands):

Fund	Management Fee Rate	Management Fee	Amounts Paid to Investment Sub- Advisors	Amounts Paid to Manager
AHL Managed Futures	1.05%	$739	$705	$34
Ionic Strategic Arbitrage	1.03%	152	145	7

38

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to each Fund. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, A, and C Classes of the Funds.

Distribution Plans

The Funds, except for the A and C Classes, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administration fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to separately compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. For the period ended December 31, 2015, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the classes of the Funds to the extent that total annual fund operating expenses exceeded each Fund’s expense cap. Of these amounts $131,984 and $15,411 was receivable from the Manager at December 31, 2015 for the AHL Managed Futures and Ionic Strategic Arbitrage Funds, respectively. For the periods ended December 31, 2015, the Manager reimbursed expenses as follows:

		Expense Cap and Limits
Fund	Class	1/1/15 to 6/30/15	6/30/15 to 12/31/15	Reimbursed Expenses	Expiration of Reimbursements
AHL Managed Futures	Institutional	1.54%	1.54%	$83,713	2018
AHL Managed Futures	Y	1.64%	1.64%	119,112	2018
AHL Managed Futures	Investor	1.92%	1.92%	108,544	2018
AHL Managed Futures	A	1.94%	1.94%	97,360	2018
AHL Managed Futures	C	2.69%	2.69%	7,403	2018

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		Expense Cap and Limits
Fund	Class	1/1/15 to 6/30/15	6/30/15 to 12/31/15	Reimbursed Expenses	Expiration of Reimbursements
Ionic Strategic Arbitrage	Institutional	N/A	1.54%	$97,443	2018
Ionic Strategic Arbitrage	Y	N/A	1.64%	3,540	2018
Ionic Strategic Arbitrage	Investor	N/A	1.92%	3,637	2018
Ionic Strategic Arbitrage	A	N/A	1.94%	2,089	2018
Ionic Strategic Arbitrage	C	N/A	2.69%	2,077	2018

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager, is $371,247 for the AHL Managed Futures Fund which will expire in 2017. The Fund has not recorded a liability for these potential reimbursements due to the current assessment that reimbursements are unlikely.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the period ended December 31, 2015, Foreside collected $13,621 and $18 from the AHL Managed Futures and Ionic Strategic Arbitrage Funds, respectively from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2015, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2015, CDSC fees of $329 were collected from the AHL Managed Futures Fund for Class C Shares.

Consolidation of Subsidiaries

The consolidated Schedule of Investments of the AHL Managed Futures Strategy Fund (the “CFC Fund”) includes the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation for the CFC Fund.

For Federal tax purposes, taxable income for the CFC Fund and its Subsidiary are calculated separately. The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code of 1986 (the “Code”) and the Subsidiary’s taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the CFC Fund either in the current period or future periods. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The CFC Fund may invest up to 25% of its total assets in the Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the CFC Fund’s investment objectives and policies. The CFC Fund expects to achieve a significant portion of its exposure to commodities and

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December 31, 2015

commodities-related investments through investment in the Subsidiary. Unlike the CFC Fund, the Subsidiary may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2015	% of Total Net Assets of the Fund at December 31, 2015	Net Realized Gain (Loss) from Investments Held in Subsidiary
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$23,831,176	22.9%	$2,373,453

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The CFC Fund is a commodity pool, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its

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December 31, 2015

portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 –	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all significant transfers between any levels to be disclosed. During the periods ended December 31, 2015, there were no transfers between levels.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

As of December 31, 2015, the investments were classified as described below (in thousands):

AHL Managed Futures Strategy Fund[1]	Level 1	Level 2	Level 3	Total
Money Market Funds	$3,090	$—	$—	$3,090
U.S. Treasury Bills	—	95,195	—	95,195

Total Investments in Securities	$3,090	$95,195	$—	$98,285

AHL Managed Futures Strategy Fund[1]	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments—Assets
Futures Contracts	$1,652	$—	$—	$1,652
Forward Currency Contracts	—	328	—	328

	$1,652	$328	$—	$1,980

Financial Derivative Instruments—Liabilities
Futures Contracts	$(1,196)	$—	$—	$(1,196)
Forward Currency Contracts	—	(791)	—	(791)

	$(1,196)	$(791)	$—	$(1,987)

Ionic Strategic Arbitrage Fund[1]	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$8,383	$—	$—	$8,383
Warrants	4,478	—	—	4,478
Convertible Preferred Stocks C	13,179	—	—	13,179
Preferred Stocks C	—	712	—	712
Convertible Obligations C	—	14,778	—	14,778
Corporate Obligations C	—	209	—	209
Collateralized Mortgage Obligations	—	10,703	—	10,703
Investment Companies	5,377	—	—	5,377
Exchange Traded Instruments	2,676	—	—	2,676
Short-Term Investments – Money Market Funds	31,071	—	—	31,071

Total Investments in Securities—Assets	$65,164	$26,402	$—	$91,566

Liabilities
Common Stocks (Sold Short)	$(33,425)	$(536)	$—	$(33,961)
Warrants (Sold Short)	(45)	—	—	(45)
Convertible Obligations (Sold Short)	—	(224)	—	(224)
Investment Companies (Sold Short)	(454)	—	—	(454)
Exchange Traded Instruments (Sold Short)	(7,948)	—	—	(7,948)

Total Investments in Securities—Liabilities	(41,872)	(760)	—	(42,632)

Total Investments in Securities	$23,292	$25,642	$—	$48,934

Financial Derivative Instruments—Assets
Purchased Options	$1,214	$—	$—	$1,214

Financial Derivative Instruments—Liabilities
Futures Contracts	$(7)	$—	$—	$(7)

[1]	Refer to Schedules of Investments for Industry Information.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

Dividend income is recorded on the ex-dividend date. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds shareholders indirectly will bear a Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within

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December 31, 2015

a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Illiquid and Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Illiquid and restricted securities outstanding at the year ended December 31, 2015 are disclosed in the Notes to the Schedules of Investments.

Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Fund may invest in rights and warrants.

Special Purpose Acquisition Company

A special purpose acquisition company (“SPAC”) is a collective investment structure that allows public stock market investors to invest in private equity type transactions, particularly leveraged buyouts. SPACs are shell or blank-check companies, governed by the SEC, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). SPACs outstanding at the year ended December 31, 2015 are disclosed in the Notes to the Schedules of Investments.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Short Sales

The Funds may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of December 31, 2015, short positions were held by the Ionic Strategic Arbitrage Fund.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

Master Agreements

Each Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

5. Financial Derivative Instruments

Options Contracts

The Funds may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies they own or in which they may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options

For the periods ended December 31, 2015, the Ionic Strategic Arbitrage Fund purchased/sold options primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s option contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of options contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end (in thousands).

Average Purchased Option Notional Amounts Outstanding
Fund	Period ended December 31, 2015
Ionic Strategic Arbitrage	$1,052,300

Average Written Option Notional Amounts Outstanding
Fund	Period ended December 31, 2015
Ionic Strategic Arbitrage	$ 22,750

Straddle Options

The Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the period ended December 31, 2015, the AHL Managed Futures Fund entered into foreign currency exchange contracts primarily for speculative purposes.

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD (in thousands).

	Average Forward Foreign Currency Notional Amount Outstanding during the period ended December 31, 2015
Fund	Purchased Contracts	Sold Contracts
AHL Managed Futures Strategy	$40,947	$56,896

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended December 31, 2015, the Funds entered into future contracts primarily for speculative purposes.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end (in thousands).

Average Futures Contracts Outstanding
Fund	Period ended December 31, 2015
AHL Managed Futures Strategy	2,903
Ionic Strategic Arbitrage	4

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1):

AHL Managed Futures Strategy

Fair values of financial instruments on the Statement of Assets and Liabilities as of December 31, 2015 (in thousands):

	Derivatives not accounted for as hedging instruments
	Foreign Exchange Contracts	Commodity Contracts	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation of foreign currency contracts	$328	$—	$—	$—	$—	$328
Receivable for variation margin from open futures contracts(2)	—	991	474	69	119	1,653

	$328	$991	$474	$69	$119	$1,981

Liabilities:
Unrealized depreciation of foreign currency contracts	$(791)	$—	$—	$—	$—	$(791)
Payable for variation margin from open futures contracts(2)	—	(427)	(96)	(340)	(333)	(1,196)

	$(791)	$(427)	$(96)	$(340)	$(333)	$(1,987)

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

The effect of financial derivative instruments on the Statement of Operations for the year ended December 31, 2015 (in thousands):

	Derivatives not accounted for as hedging instruments
	Foreign Exchange Contracts	Commodity Contracts	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Realized gain (loss) of derivatives recognized as a result from operations:
Net realized gain (loss) from foreign currency transactions	$1,392	$—	$—	$—	$—	$1,392
Net realized gain (loss) from futures contracts	—	2,373	(1,494)	(1,462)	(488)	(1,071)

	$1,392	$2,373	$(1,494)	$(1,462)	$(488)	$321

Net change in unrealized appreciation or (depreciation) of derivatives recognized as a result from operations:
Change in net unrealized appreciation or (depreciation) from foreign currency contracts	$(538)	$—	$—	$—	$—	$(538)
Change in net unrealized appreciation or (depreciation) from futures contracts	—	(65)	100	(362)	(871)	(1,198)

	$(538)	$(65)	$100	$(362)	$(871)	$(1,736)

Ionic Strategic Arbitrage

Fair values of financial instruments on the Statement of Assets and Liabilities as of December 31, 2015 (in thousands):

	Derivatives not accounted for as hedging instruments
	Exchange Traded Contracts	Interest Rate Contracts	Total
Assets:
Purchased options outstanding	$1,214	$—	$1,214

Liabilities:
Payable for variation margin from open futures contracts(2)	$(5)	$(2)	$(7)

The effect of financial derivative instruments on the Statement of Operations for the period ended December 31, 2015 (in thousands):

	Derivatives not accounted for as hedging instruments
	Exchange Traded Contracts	Interest Rate Contracts	Total
Realized gain (loss) of derivatives recognized as a result from operations:
Net realized gain (loss) from options contracts	$56	$—	$56
Net realized gain (loss) from futures contracts	190	(1)	189

	$246	$(1)	$245

Net change in unrealized appreciation or (depreciation) of derivatives recognized as a result from operations:
Change in net unrealized appreciation or (depreciation) from options contracts	$(503)	$—	$(503)
Change in net unrealized appreciation or (depreciation) from futures contracts	(5)	(2)	(7)

	$(508)	$(2)	$(510)

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investment footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

50

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

6. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

51

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as deposits with brokers for futures contracts and payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Fund and additional required collateral is delivered to/pledged by the Fund on the next business day. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, such as ISDA, Master Repo Agreements and Master Forward Agreements which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2015 (in thousands).

AHL Managed Futures

Offsetting of Financial Assets and Derivative Assets as of December 31, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Futures Contracts(1)	$1,653	$—	$1,653
Forward Currency Contracts	328	—	328

	$1,981	$—	$1,981

52

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

Offsetting of Financial Liabilities and Derivative Liabilities as of December 31, 2015:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts (1)	$(1,196)	$—	$(1,196)
Forward Currency Contracts	(791)	—	(791)

	$(1,987)	$—	$(1,987)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of December 31, 2015:

	Net Amount of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
BofA Merrill Lynch(1)	$312	$—	$—	$312
JP Morgan(1)	246	—	—	246
Credit Suisse(1)	(101)	—	—	(101)
Deutsche Bank AG	(274)	—	—	(274)
HSBC Bank PLC	(213)	—	—	(213)
Royal Bank of Scotland PLC	24	—	—	24

	$(6)	$—	$—	$(6)

Ionic Strategic Arbitrage

Offsetting of Financial Assets and Derivative Assets as of December 31, 2015:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Purchased options outstanding	$1,214	—	$1,214

Offsetting of Financial Liabilities and Derivative Liabilities as of December 31, 2015:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts (1)	$(7)	—	$(7)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of December 31, 2015:

	Net Amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Deutsche Bank AG	$1,207	—	—	$1,207

(1)	The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.

7. Federal Income and Excise Taxes

It is the policy of the Funds to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Funds are treated as a single entity for the purpose of determining such qualification.

53

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	AHL Managed Futures		Ionic Strategic Arbitrage
	Year Ended Dec. 31, 2015	Period Ended Dec. 31, 2014	Period Ended Dec. 31, 2015
Distributions paid from:
Ordinary income*
Institutional Class	$422	$863	$1,498
Y Class	895	13	11
Investor Class	960	39	44
A Class	257	271	3
C Class	45	11	3
Long-term capital gain
Institutional Class	123	121	98
Y Class	259	2	1
Investor Class	291	5	2
A Class	84	38	—
C Class	16	1	—
Return of capital
Institutional Class	2	—	—
Y Class	4	—	—
Investor Class	4	—	—
A Class	1	—	—
C Class	—	—	—

Total distributions paid	$3,363	$1,364	$1,660

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of December 31, 2015, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	AHL Managed Futures	Ionic Strategic Arbitrage
Cost basis of investments for federal income tax purposes	$98,365	$93,420
Unrealized appreciation	—	1,689
Unrealized depreciation	(1)	(3,543)

Net unrealized appreciation or (depreciation)	(1)	(1,854)
Undistributed ordinary income	—	1,364
Undistributed long-term gain or (loss)	—	—
Accumulated capital and other losses	(4,897)	(30)
Other temporary differences	562	(985)

Distributable earnings or (deficits)	$(4,336)	$(1,505)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial

54

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the realization of unrealized gains or (losses) from certain derivative instruments, the tax deferral of losses from wash sales, and the realization for tax purposes of unrealized gain/(loss) on investments in passive foreign investment companies.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from paydown reclasses, foreign currency reclasses, reclassifications of income from closed end fund, fund distribution, reclassification and income recognition from investment subsidiary, and dividends that have been reclassified as of December 31, 2015 (in thousands):

	AHL Managed Futures	Ionic Strategic Arbitrage
Paid-in-capital	$959	$—
Undistributed net investment income	2,807	414
Accumulated net realized gain (loss)	(3,766)	(414)
Unrealized appreciation or (depreciation) of investments	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2015, the AHL Managed Futures Fund has $2,134 of short-term and $2,313 of long-term post enactment capital loss carryforwards (in thousands).

The Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year losses are any capital losses incurred after October 31 through the Funds’ fiscal year December 31, 2015. For the period ended December 31, 2015, AHL Managed Futures Strategy Fund deferred $450 of qualified late year specified ordinary losses and Ionic Strategic Arbitrage Fund deferred $30 of long-term capital loss (in thousands).

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments other than short-term obligations for the year ended December 31, 2015 were (in thousands):

Fund	Purchases	Sales
AHL Managed Futures	$—	$—
Ionic Strategic Arbitrage	181,532	68,326

55

American Beacon FundsSM

Notes to Financial Statements

December 31, 2015

9. Capital Share Transactions

The tables below summarize the activity in capital shares (dollars and shares in thousands):

For the Periods Ended December 31, 2015

	Institutional Class		Y Class		Investor Class
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,166	$23,691	4,162	$46,683	3,881	$43,556
Reinvestment of dividends	52	544	110	1,157	120	1,255
Shares redeemed	(2,845)	(32,558)	(1,077)	(11,830)	(707)	(7,798)

Net increase (decrease) in shares outstanding	(627)	$(8,323)	3,195	$36,010	3,294	$37,013

	A Class		C Class
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	1,638	$18,288	181	$2,017
Reinvestment of dividends	30	316	6	61
Shares redeemed	(1,546)	(16,862)	(16)	(184)

Net increase in shares outstanding	122	$1,742	171	$1,894

	Institutional Class		Y Class		Investor Class
Ionic Strategic Arbitrage Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,369	$64,480	2,646	$26,181	231	$2,339
Reinvestment of dividends	162	1,595	1	12	5	47
Shares redeemed	(118)	(1,187)	(15)	(150)	(15)	(146)

Net increase in shares outstanding	6,413	$64,888	2,632	$26,043	221	$2,240

	A Class		C Class
Ionic Strategic Arbitrage Fund	Shares	Amount	Shares	Amount
Shares sold	12	$114	13	$130
Reinvestment of dividends	—	3	—	3
Shares redeemed	—	(1)	—	—

Net increase in shares outstanding	12	$116	13	$133

For the Year Ended December 31, 2014

	Institutional Class		Y Class		Investor Class
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,078	$20,819	31	$342	269	$2,889
Reinvestment of dividends	91	984	1	15	4	44
Shares redeemed	(1)	(6)	—	(3)	(7)	(73)

Net increase in shares outstanding	2,168	$21,797	32	$354	266	$2,860

	A Class		C Class
AHL Managed Futures Strategy Fund	Shares	Amount	Shares	Amount
Shares sold	805	$8,803	26	$276
Reinvestment of dividends	29	309	1	12
Shares redeemed	(18)	(203)	—	—

Net increase in shares outstanding	816	$8,909	27	$288

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57

American Beacon AHL Managed Futures Strategy Fund SM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class				Y Class				Investor Class
	Year Ended Dec. 31, 2015		Aug. 19 to Dec. 31, 2014A		Year Ended Dec. 31, 2015		Aug. 19 to Dec. 31, 2014A		Year Ended Dec. 31, 2015		Aug. 19 to Dec. 31, 2014A
Net asset value, beginning of period	$10.95		$10.00		$10.94		$10.00		$10.93		$10.00

Income from investment operations:
Net investment income	(0.06)		0.24		(0.05)		0.30		(0.09)		0.30
Net gains (losses) on investments (both realized and unrealized)	(0.07)		1.10		(0.08)		1.03		(0.08)		1.02

Total income (loss) from investment operations	(0.13)		1.34		(0.13)		1.33		(0.17)		1.32

Less distributions:
Dividends from net investment income	(0.21)		(0.31)		(0.21)		(0.31)		(0.20)		(0.31)
Distributions from net realized gains	(0.15)		(0.08)		(0.15)		(0.08)		(0.15)		(0.08)
Return of capital	(0.00	)F	—		(0.00	)F	—		(0.00	)F	—

Total distributions	(0.36)		(0.39)		(0.36)		(0.39)		(0.35)		(0.39)

Net asset value, end of period	$10.46		$10.95		$10.45		$10.94		$10.41		$10.93

Total return B	(1.15)%		13.43	%C	(1.15)%		13.33	%C	(1.54)%		13.23	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$20,933		$28,765		$33,817		$465		$37,185		$3,024
Ratios to average net assets:
Expenses, before reimbursements	2.25%		4.97	%D	2.28%		7.71	%D	2.40%		5.98	%D
Expenses, net of reimbursements	1.54%		1.54	%D	1.64%		1.64	%D	1.92%		1.92	%D
Net investment income (loss), before expense reimbursements	(2.29)%		2.73	%D	(1.70)%		12.50	%D	(2.07)%		10.41	%D
Net investment income, net of reimbursements	(1.57)%		6.17	%D	(1.06)%		18.58	%D	(1.59)%		14.47	%D
Portfolio turnover rate	—	%E	—	%E	—	%E	—	%E	—	%E	—	%E

A	August 19, 2014 is the inception date of the AHL Managed Futures Strategy Fund.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.
F	The return of capital is calculated based on outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

58

American Beacon AHL Managed Futures Strategy Fund SM

Financial Highlights

(For a share outstanding throughout the period)

A Class				C Class
Year Ended Dec. 31, 2015		Aug. 19 to Dec. 31, 2014A		Year Ended Dec. 31, 2015		Aug. 19 to Dec. 31, 2014A
$10.93		$10.00		$10.90		$10.00

(0.52)		0.32		(0.09)		0.27
0.36		1.00		(0.16)		1.02

(0.16)		1.32		(0.25)		1.29

(0.18)		(0.31)		(0.16)		(0.31)
(0.15)		(0.08)		(0.15)		(0.08)
(0.00	)F	—		(0.00	)F	—

(0.33)		(0.39)		(0.31)		(0.39)

$10.44		$10.93		$10.34		$10.90

(1.45)%		13.23	%C	(2.30)%		12.93	%C

$9,891		$9,019		$2,151		$401
2.55%		5.31	%D	3.32%		8.75	%D
1.94%		1.94	%D	2.69%		2.68	%D
(3.59)%		32.48	%D	(2.88)%		7.02	%D
(2.98)%		35.85	%D	(2.25)%		13.09	%D
—	%E	—	%E	—	%E	—	%E

59

American Beacon Ionic Strategic Arbitrage Fund SM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class		Y Class		Investor Class		A Class		C Class
	June 30D to Dec. 31, 2015		June 30D to Dec. 31, 2015		June 30D to Dec. 31, 2015		June 30D to Dec. 31, 2015		June 30D to Dec. 31, 2015
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00

Income from investment operations:
Net investment income	0.04		0.06		0.02		0.08		0.05
Net gains (losses) on investments (both realized and unrealized)	0.11		0.10		0.12		0.06		0.05

Total income from investment operations	0.15		0.16		0.14		0.14		0.10

Less distributions:
Dividends from net investment income	(0.06)		(0.06)		(0.06)		(0.06)		(0.05)
Distributions from net realized gains	(0.20)		(0.20)		(0.20)		(0.20)		(0.20)

Total distributions	(0.26)		(0.26)		(0.26)		(0.26)		(0.25)

Net asset value, end of period	$9.89		$9.90		$9.88		$9.88		$9.85

Total return A	1.46	%C	1.56	%C	1.36	%C	1.36	%C	1.00	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$63,422		$26,060		$2,187		$115		$131
Ratios to average net assets:
Expenses, before reimbursements	3.55	%B	3.83	%B	4.23	%B	7.35	%B	8.14	%B
Expenses, before reimbursements, excluding non-operating expenses	2.25	%B	2.21	%B	2.92	%B	5.93	%B	6.72	%B
Expenses, net of reimbursements	2.84	%B	3.27	%B	3.23	%B	3.37	%B	4.11	%B
Expenses, net of reimbursements and non-operating expenses	1.54	%B	1.64	%B	1.92	%B	1.94	%B	2.69	%B
Net investment income (loss), before expense reimbursements	(0.31	)%B	0.83	%B	(1.52	)%B	(3.54	)%B	(4.30	)%B
Net investment income, net of reimbursements	0.40	%B	1.40	%B	(0.53	)%B	0.44	%B	(0.28	)%B
Portfolio turnover rate	159	%C	159	%C	159	%C	159	%C	159	%C

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Annualized.
C	Not annualized.
D	Commencement of operations.

60

American Beacon FundsSM

Affirmation of the Commodity Pool Operator

December 31, 2015

To the best of my knowledge and belief, the information contained in the attached financial statements for the American Beacon AHL Managed Futures Strategy Fund for the period from January 1, 2015 to December 31, 2015, is accurate and complete.

Melinda G. Heika, Treasurer

American Beacon Advisors, Inc.

Commodity Pool Operator for the American Beacon AHL Managed Futures Strategy Fund

61

American Beacon FundsSM

Privacy Policy and Federal Tax Information

December 31, 2015 (Unaudited)

Privacy Policy

The American Beacon Funds recognize and respect the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We	may collect nonpublic personal information about you from one or more of the following sources:

•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

Federal Tax Information

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2015. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2015.

The Funds designated the following items with regard to distributions paid during the fiscal year ended December 31, 2015. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:
AHL Managed Futures Strategy Fund	0.00%
Ionic Strategic Arbitrage Fund	22.65%
Qualified Dividend Income:
AHL Managed Futures Strategy Fund	74.79%
Ionic Strategic Arbitrage Fund	44.38%
Long-Term Capital Gain Distributions:
AHL Managed Futures Strategy Fund	$773,163
Ionic Strategic Arbitrage Fund	101,843
Short-Term Capital Gain Distributions:
AHL Managed Futures Strategy Fund	$685,458
Ionic Strategic Arbitrage Fund	1,200,710

Shareholders will receive notification in January 2016 of the applicable tax information necessary to prepare their 2015 income tax returns.

62

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreement and Investment Advisory Agreements of the Fund (Unaudited)

At its November 12-13, 2014 meetings, the Board of Trustees (“Board”) considered: (1) the approval of the Management Agreement among American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”) on behalf of American Beacon Ionic Strategic Arbitrage Fund, a new series of the Trust (“Fund”); and (2) the approval of a new investment advisory agreement among the Manager, Ionic Capital Management LLC (“Ionic”) and the Trust with respect to the Fund (“Advisory Agreement”).

Approval of Management Agreement on Behalf of the Ionic Fund

In advance of the meeting, the Board requested and reviewed information provided by the Manager in connection with its consideration of the Management Agreement for the Fund, and the Investment Committee of the Board met with representatives of the Manager. The Board considered, among other materials, responses by the Manager to inquiries requesting:

•	a description of the advisory and related services proposed to be provided to the Fund;

•	identification of the professional personnel who are proposed to be assigned primary responsibility for managing the Fund;

•	an analysis of the proposed advisory fee, and fee waivers, a comparison to the fees charged to other comparable clients and an explanation of any differences between the fee schedules; and

•	any other information the Manager believed would be material to the Board’s consideration of the Management Agreement.

The Board also considered information that had been provided by the Manager to the Board at the May 2014 meeting in connection with the renewal of the Management Agreement between the Manager and the Trust as it related to other existing series of the Trust (“Existing Funds”).

Provided below is an overview of the primary factors the Board considered at its November 12-13, 2014 meetings at which the Board considered the approval of the Management Agreement. In determining whether to approve the Management Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the estimated costs to be incurred by the Manager in rendering its services and the resulting profits or losses; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Manager with the Existing Funds; and (6) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Management Agreement, and each Trustee may have afforded different weight to the various factors. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of the Fund.

Nature, Extent and Quality of Services. The Board noted that it had considered the renewal of the Management Agreement between the Manager and the Trust as it relates to the Existing Funds at its May 2014 meeting. At that meeting, the Board received detailed information regarding the Manager, including information with respect to the scope of services provided by the Manager to the Existing Funds and the background and experience of the Manager’s key investment personnel. At the May meeting, the Board also considered the Manager’s disciplined investment approach and goal to provide consistent above average long-term performance at a low cost on behalf of the Existing Funds and the Manager’s culture of compliance and support for compliance operations that reduces risks to the Existing Funds. The Board noted the Manager’s representation that the advisory and related services proposed to be provided to the Fund will be consistent with the services provided to the Existing Funds, except that the Fund is a single-manager fund and, therefore, the Manager will not allocate assets among multiple investment advisors, which it does for many of the Existing Funds. The Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of the Fund. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management to be provided by the Manager were appropriate for the Fund.

Investment Performance. The Board noted that the Fund is new and, therefore, had no historical performance for the Board to review. The Board also noted that the Trustees would review the performance of Ionic in connection with their consideration of the Advisory Agreement.

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the estimated revenues to be earned and the expenses to be incurred by the Manager. The Board also considered that the Manager will receive service and administrative fees to compensate the Manager for providing administrative services to the Fund. The Board noted the Manager’s representation that its accounting system does not provide for cost allocation. Accordingly, the Manager created an allocation of expenses based upon the estimated percentage of time spent by its employees on non-distribution related business. Based on the foregoing information, the Board concluded that the estimated profitability at projected asset levels were reasonable in light of the services to be performed by the Manager.

Comparisons of the amounts to be paid to the Manager under the Management Agreement and other funds in the relevant Morningstar category. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee schedule. The Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement versus

63

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreement and Investment Advisory Agreements of the Fund (Unaudited)

the fee rates charged by comparable funds. The Board noted the Manager’s representation that the management fee rate proposed by the Manager for the Fund is lower than the average fee rate of Morningstar, Inc. (“Morningstar”) peer group funds. The Board also noted that the management fee rate proposed by the Manager is consistent with the fee rates paid by comparable Existing Funds. In addition, the Board considered that the Manager has agreed to contractually limit the expenses of the Fund for at least one year following the inception date of the Fund at competitive market levels. This information assisted the Board in concluding that the management fee rate appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.

Economies of Scale. The Board considered that the fee to be paid to Ionic will be paid directly by the Fund and that the Manager would not benefit economically from the proposed fee arrangement.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s representation that it does not anticipate any material “fall-out” benefits resulting from its proposed relationship with the Fund. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationships with the Funds appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund or the Manager, as that term is defined in the 1940 Act: (1) concluded that the proposed management fee is fair and reasonable; (2) determined that the Fund and its shareholders would benefit from the Manager’s management of the Fund; and (3) approved the Management Agreement.

Approval of Ionic Capital Management LLC

Prior to the meeting, the Board requested and reviewed information provided by Ionic in connection with its consideration of the Advisory Agreement, and the Investment Committee of the Board met with representatives of Ionic. The Board considered, among other materials, responses by Ionic to inquiries requesting:

•	a description of the advisory and related services proposed to be provided to the Fund;

•	identification of the professional personnel to perform services for the Fund and their education, experience and responsibilities;

•	a comparison of investment performance of the Fund’s predecessor, the Ionic Absolute Return Fund LLC (“Prior Fund”), with the performance of applicable peer groups, as well as a registered investment company considered by Ionic to have investment objectives and strategies similar to those of the Fund;

•	an analysis of the proposed advisory fee;

•	a description of the portfolio managers’ compensation, including any incentive arrangement and, if compensation is tied to performance, a description of the oversight mechanism to prevent a manager with lagging performance from taking undue risks;

•	a description of Ionic’s compliance program and any material compliance matters, as well as its trading activities;

•	a discussion of Ionic’s financial condition and confirmation that Ionic’s financial condition would not impair its ability to provide high-quality services to the Fund; and

•	any other information that Ionic believed would be material to the Board’s consideration of the Advisory Agreement.

Provided below is an overview of the primary factors the Board considered at its November 12-13, 2014 meetings at which the Board considered the approval of the Advisory Agreement. In determining whether to approve the Advisory Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the investment performance of Ionic; (3) the costs to be incurred by Ionic in rendering its services and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (6) comparisons of services and fees with contracts entered into by Ionic with other clients; and (7) any other benefits anticipated to be derived by Ionic from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. The Trustees posed questions to various management personnel of Ionic regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Advisory Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Advisory Agreement were reasonable and fair and that the approval of the Advisory Agreement was in the best interests of the Fund.

Nature, extent and quality of the services to be provided by Ionic. The Board considered information regarding Ionic’s principal business activities, its reputation, financial condition and overall capabilities to perform the services under the Advisory Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Fund. The Board also considered Ionic’s investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board took into consideration the Manager’s recommendation of Ionic. The Board considered Ionic’s representation that its financial condition is adequate to provide high quality advisory services to the Fund and that its current staffing levels were adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Ionic were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Advisory Agreement.

Performance of Ionic. The Board evaluated the performance information provided by Ionic and the Manager regarding the performance of the Prior Fund as compared to the Morningstar Multi-Alternative and Morningstar Market Neutral categories (together, the

64

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreement and Investment Advisory Agreements of the Fund (Unaudited)

“Morningstar Categories”), as well as the AQR Diversified Arbitrage Fund, a registered investment company considered by Ionic to have investment objectives and strategies similar to those of the Fund (the “AQR Fund”). The Board considered that, as of September 30, 2014, the Prior Fund outperformed the Morningstar Categories and the AQR Fund for the year-to-date period, and outperformed the Morningstar Market Neutral category and the AQR Fund and underperformed the Morningstar Multi-Alternative category since its inception in September 2013. Based on the foregoing information, the Board concluded that the historical investment performance record of Ionic supported approval of the Advisory Agreement.

Comparisons of the amounts to be paid under the Advisory Agreement with those under contracts between Ionic and its other clients. In evaluating the Advisory Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Ionic on behalf of the Fund. The Board noted that Ionic’s investment advisory fee rate under the Advisory Agreement would be paid to Ionic by the Fund. The Board considered the favorable nature of the advisory fee rate proposed for the Fund relative to the fee rates charged to other comparable clients of Ionic. The Board also noted the Manager’s representation that the combined management and advisory fee rate to be paid to the Manager and Ionic was lower than industry averages for actively managed mutual funds in both the Morningstar Market Neutral and Multialternative categories. After evaluating this information, the Board concluded that Ionic’s advisory fee rate under the Advisory Agreement was reasonable in light of the services to be provided to the Fund.

Costs of the services to be provided and profits to be realized by Ionic and its affiliates from its relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Ionic from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and Ionic with respect to the negotiation of the advisory fee rate on behalf of the Fund.

Economies of Scale. The Board considered Ionic’s representation that it was not currently able to determine the potential economies of scale for the benefit of the Fund’s investors.

Benefits to be derived by Ionic from the relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that might accrue to Ionic as a result of its relationship with the Fund, including greater exposure in the marketplace with respect to Ionic’s investment process and expanding the level of assets under management by Ionic. The Board also noted Ionic’s representation that it intends to receive soft dollar benefits in connection with Fund transactions. Based on the foregoing information, the Board concluded that the potential benefits accruing to Ionic by virtue of its relationship with the Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or Ionic, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and that the approval of the Advisory Agreement is in the best interests of the Fund and approved the Advisory Agreement.

65

Trustees and Officers of the American Beacon FundsSM

(Unaudited)

The Trustees and officers of the American Beacon Funds (the “Trust”) are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 220 East Las Colinas Boulevard, Suite 1200, Irving, Texas 75039. Each Trustee oversees twenty-seven funds in the fund complex that includes the Trust and the American Beacon Select Funds. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

INTERESTED TRUSTEES	Term Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (79)	Trustee since 1996	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Trustee, American Beacon Mileage Funds (1996-2012); Trustee, American Beacon Select Funds (1999-Present); Trustee, American Beacon Master Trust (1996-2012).

Term
NON-INTERESTED TRUSTEES	Lifetime of Trust until removal, resignation or retirement*

Gilbert G. Alvarado (46)	Trustee since 2015	Director, Kura MD, Inc. (local telehealth organization) (2015-Present); Vice President & CFO, Sierra Health Foundation (health conversion private foundation) (2006-Present) Vice President & CFO, Sierra Health Foundation: Center for Health Program Management (California public benefit corporation) (2012-Present); Director, Innovative North State (2012-Present); Director, Sacramento Regional Technology Alliance (2011-Present); Director, Women’s Empowerment (2009-2014); Trustee, American Beacon Select Funds (2015-Present).

Joseph B. Armes (53)	Trustee since 2015	Chairman & CEO, CSW Industrials f/k/a Capital Southwest Corporation (investment company) (2013-Present); President & CEO, JBA Investment Partners (family investment vehicle) (2010-Present); Chief Operating Officer, Hicks Holdings, LLC (Hicks Family assets and investments) (2005-2010); Trustee, Baylor University Board of Regents (2001-2010); Director and Chair of Audit Committee, RSP Permian (oil and gas producer) (2013-Present); Trustee, American Beacon Select Funds (2015-Present).

Gerard J. Arpey (57)	Trustee since 2012	Director, The Home Depot, Inc. (2015-Present); Partner, Emerald Creek Group (private equity firm) (2011-Present); Chairman and Chief Executive Officer, AMR Corp. and American Airlines; Inc. (2003-2011); Director, S. C. Johnson & Son, Inc. (privately held company) (2008-present); Trustee, American Beacon Select Funds (2012-Present).

W. Humphrey Bogart (71)	Trustee since 2004	Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Brenda A. Cline (55)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Director, Range Resources Corporation (oil and natural gas company) (2015-Present); Director, Tyler Technologies, Inc.(public sector software solutions company) (2014-Present); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Eugene J. Duffy (61)	Trustee since 2008	Managing Director, Institutional Services, Intercontinental Real Estate Corporation (2014-Present); Principal and Executive Vice President, Paradigm Asset Management (1994-2014); Director, Sunrise Bank of Atlanta (2008-2013); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012).

66

Trustees and Officers of the American Beacon FundsSM

(Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

OFFICERS	Term
Lifetime of Trust until removal, resignation or retirement*

Thomas M. Dunning (73)	Trustee since 2008	Chairman Emeritus (2008-Present); Lockton Dunning Benefits (consulting firm in employee benefits); Board Director, Oncor Electric Delivery Company LLC (2007-Present); Board Member, BancTec (2010-Present) (software consulting); Trustee, American Beacon Mileage Funds (2008-2012); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Master Trust (2008-2012).

Richard A. Massman (72)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus (2009-Present) and Senior Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Trustee, American Beacon Mileage Funds (2004-2012); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Master Trust (2004-2012).

Barbara J. McKenna, CFA (52)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005-Present); Trustee, American Beacon Select Funds (2012-Present).

R. Gerald Turner (70) 225 Perkins Admin. Bldg. Southern Methodist Univ. Dallas, Texas75275	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc. (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Trustee, American Beacon Mileage Funds (2001-2012); Trustee, American Beacon Select Funds (2001-Present); Trustee, American Beacon Master Trust (2001-2012).

OFFICERS	Term
One Year

Gene L. Needles, Jr. (61)	President since 2009 Executive Vice President since 2009	President, CEO and Director, American Beacon Advisors, Inc. (2009-Present); President, CEO and Director, Astro AB Borrower, Inc. (2015-Present); President, CEO and Director, Astro AB Acquisition, Inc.(2015-Present); President, CEO and Director, Astro AB Topco, Inc. (2015-Present), President, CEO and Director, Astro AB Holdings, LLC. (2015-Present); President, CEO and Director, Lighthouse Holdings, Inc.; (2009-2015); President and CEO, Lighthouse Holdings Parent, Inc. (2009-2015); Manager, President and CEO, American Private Equity Management, L.L.C. (2012-Present); President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present).

Rosemary K. Behan (56)	VP, Secretary and Chief Legal Officer since 2006	Secretary, American Beacon Advisors, Inc. (2006-Present); Secretary, Astro AB Borrower, Inc. (2015-Present); Secretary, Astro AB Acquisition, Inc. (2015-Present); Secretary, Astro AB Topco, Inc. (2015-Present); Secretary, Astro AB Holdings, LLC. (2015-Present); Secretary, Lighthouse Holdings, Inc. (2008-2015); Secretary, Lighthouse Holdings Parent, Inc. (2008-2015); Secretary, American Private Equity Management, L.L.C.(2008-Present); Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present).

Brian E. Brett (55)	VP since 2004	Vice President, Director of Sales, American Beacon Advisors, Inc. (2004-Present).

Erica Duncan (45)	VP Since 2011	Vice President, Marketing and Client Services, American Beacon Advisors, Inc. (2011-Present); Supervisor, Brand Marketing, Invesco (2010-2011).

Michael W. Fields (61)	VP since 1989	Chief Fixed Income Officer (2011-Present) and Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-2011); Director, American Beacon Global Funds SPC (2002-2011); Director, American Beacon Global Funds plc (2007-2009).

67

Trustees and Officers of the American Beacon FundsSM

(Unaudited)

Name, Age and Address	Position, Term of Office and Length of Time Served with the Trust	Principal Occupation(s) During Past 5 Years and Current Directorships

OFFICERS	Term
One Year
Melinda G. Heika (54)	Treasurer since 2010	Treasurer, American Beacon Advisors, Inc. (2010-Present); Treasurer, Astro AB Borrower, Inc. (2015-Present); Treasurer, Astro AB Acquisition, Inc. (2015-Present); Treasurer, Astro AB Topco, Inc. (2015-Presnt); Treasurer, Astro AB Holdings, LLC. (2015-Present); Treasurer, Lighthouse Holdings, Inc. (2010-2015); Treasurer, Lighthouse Holdings Parent Inc., (2010-2015); Treasurer, American Private Equity Management, L.L.C. (2012-Present); Director and Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present).

Terri L. McKinney (52)	VP since 2010	Vice President, Enterprise Services (2009-Present) and Managing Director (2003-2009), American Beacon Advisors, Inc.

Jeffrey K. Ringdahl (40)	VP since 2010	Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Manager and Senior Vice President, American Private Equity Management, L.L.C. (2012-Present); Senior Vice President and Director, Astro AB Borrower, Inc. (2015-Present); Senior Vice President and Director, Astro AB Acquisition, Inc. (2015-Present); Senior Vice President and Director, Astro AB Topco, Inc. (2015-Present), Senior Vice President and Director, Astro AB Holdings, LLC.(2015-Present); Senior Vice President, Lighthouse Holdings, Inc. (2013-2015); Senior Vice President, Lighthouse Holdings Parent, Inc. (2013-2015); Director and Vice President, American Beacon Cayman Managed Futures Strategy Fund, Ltd. (2014-Present); Vice President, Product Management, Touchstone Advisors, Inc. (2007-2010).

Samuel J. Silver (52)	VP Since 2011	Vice President, Fixed Income Investments (2011-Present) and Senior Portfolio Manager, Fixed Income Investments (1999-2011), American Beacon Advisors, Inc.

Christina E. Sears (44)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc. (2004-Present); Chief Compliance Officer, American Private Equity Management, L.L.C. (2012-Present).

Sonia L. Bates (59)	Asst. Treasurer since 2011	Director, Tax and Financial Reporting (2011-Present), Manager, Tax and Financial Reporting (2005-2010), American Beacon Advisors, Inc.; Asst. Treasurer, Astro AB Borrower, Inc. (2015-Present); Asst. Treasurer, Astro AB Acquisition, Inc.(2015-Present); Asst. Treasurer, Astro AB Topco, Inc. (2015-Present); Asst. Treasurer, Astro AB Holdings, LLC.; Asst. Treasurer, Lighthouse Holdings, Inc. (2011-2015); Asst. Treasurer, Lighthouse Holdings Parent Inc. (2011-2015); Asst. Treasurer, American Private Equity Management, L.L.C. (2012-Present).

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the board may determine to grant one or more annual exemptions to this requirement.
**	Mr. Feld is deemed to be an “interested person” of the Trust, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the Trust’s sub-advisors.

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69

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com, approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon AHL Managed Futures Strategy Fund, and American Beacon Ionic Strategic Arbitrage Fund are service marks of American Beacon Advisors, Inc.

AR 12/15

ITEM 2. CODE OF ETHICS.

The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The trust amended its code November 12, 2013 to disclose the removal of terminated Investment Companies. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE.ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Ms. Brenda A. Cline, a member of the Trust’s Audit and Compliance Committee, is an “audit committee financial expert” as defined in Form N-CSR. Ms. Brenda Cline is “independent” as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees	Fiscal Year Ended
$236,768	12/31/2014
$262,494	12/31/2015

(b)

Audit-Related Fees	Fiscal Year Ended
$0	12/31/2014
$0	12/31/2015

(c)

Tax Fees	Fiscal Year Ended
$37,000	12/31/2014
$35,500	12/31/2015

(d)

All Other Fees	Fiscal Year Ended
$0	12/31/2014
$0	12/31/2015

e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust’s principal accountant:

•	to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•	to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•	to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$37,000	$34,905	N/A	12/31/2014
$35,500	$46,065	N/A	12/31/2015

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: March 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: March 10, 2016

By	/s/ Melinda G. Heika

Melinda G. Heika
Treasurer
American Beacon Funds
Date: March 10, 2016